As filed with the Securities and Exchange             Registration No. 33-75996*
Commission on April 11, 2000                          Registration No. 811-2512

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 22 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                   immediately upon filing pursuant to paragraph (b) of Rule 485
          ------
            X      on May 1, 2000 pursuant to paragraph (b) of Rule 485
          ------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

FORM N-4                                               LOCATION - PROSPECTUS DATED
ITEM NO.                PART A (PROSPECTUS)                       MAY 1, 2000


    1         Cover Page.............................  Cover Page

    2         Definitions............................  Not Applicable

    3         Synopsis...............................  Contract Overview; Fee Table

    4         Condensed Financial Information........  Condensed Financial Information;
                                                       Appendix V - Condensed Financial
                                                       Information

    5         General Description of Registrant,
              Depositor, and Portfolio Companies.....  Other Topics - The Company; Variable
                                                       Annuity Account B; Appendix IV - Fund
                                                       Descriptions

    6         Deductions and Expenses................  Fees

    7         General Description of Variable
              Annuity Contracts......................  Contract Overview; Other Topics

    8         Annuity Period.........................  The Income Phase

    9         Death Benefit..........................  Death Benefit

   10         Purchases and Contract Value...........  Contract Purchase and Participation;
                                                       Your Account Value

   11         Redemptions............................  Right to Cancel; Withdrawals; Systematic
                                                       Distribution Options

   12         Taxes..................................  Taxation

   13         Legal Proceedings......................  Other Topics - Legal Matters and
                                                       Proceedings

   14         Table of Contents of the Statement of    Contents of the Statement of Additional
              Additional Information.................  Information

                                                        LOCATION - STATEMENT OF
FORM N-4      PART B (STATEMENT OF ADDITIONAL           ADDITIONAL INFORMATION
ITEM NO.                  INFORMATION)                     DATED MAY 1, 2000

   15         Cover Page.............................  Cover page

   16         Table of Contents......................  Table of Contents

   17         General Information and History........  General Information and History

   18         Services...............................  General Information and History;
                                                       Independent Auditors

   19         Purchase of Securities Being Offered...  Offering and Purchase of Contracts

   20         Underwriters...........................  Offering and Purchase of Contracts

   21         Calculation of Performance Data........  Performance Data; Average Annual
                                                       Total Return Quotations

   22         Annuity Payments.......................  Income Phase Payments

   23         Financial Statements...................  Financial Statements

                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                          VARIABLE ANNUITY ACCOUNT B


                   Aetna Life Insurance and Annuity Company



                          Supplement Dated May 1, 2000
      To the Prospectus and Contract Prospectus Summary dated May 1, 2000



Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation
                                     Plans
  Producers' Deferred Compensation Plan and Producers' Incentive Savings Plan



This supplement relates to the Producers' Deferred Compensation Plan and the Producers' Incentive Savings Plan (the "Plans") for career agents and certain brokers of Aetna Life Insurance Company and Aetna Life Insurance and Annuity Company. The Plans have met the criteria allowing for the reduction or elimination of certain charges under the contract. The Company will not deduct a maintenance fee or an early withdrawal charge under the contract. See "Fees."








XCS.75996-00AB                                                   May 2000

                          VARIABLE ANNUITY ACCOUNT B


                   Aetna Life Insurance and Annuity Company



                          Supplement Dated May 1, 2000
      To the Prospectus and Contract Prospectus Summary dated May 1, 2000



Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation
                                     Plans



The following is a negotiated provision regarding the early withdrawal charge applicable to the participants of the American Chamber of Commerce Executives Deferred Compensation Plan. See "Fees."


In addition to the applicable reasons listed in this Prospectus, an early withdrawal charge is not deducted for any Account Value which is withdrawn due to the Participant's separation from service.









XCS.75996-00CC                                                   May 2000

                           Prospectus - May 1, 2000
--------------------------------------------------------------------------------

The Funds
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna High Yield VP(1)
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP(1)
Aetna Small Company VP
Aetna Technology VP
Aetna Value Opportunity VP o
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Calvert Social Balanced Portfolio
Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II) Contrafund[RegTM]
        Portfolio

Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust(2)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA

Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (formerly
        PPI MFS Value Equity Portfolio)

Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio

The Contracts. The contracts described in this prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code). The contracts were formerly sold as both group contracts and employer-owned individual contracts.

--------------------------------------------------------------------------------
Why Reading this Prospectus is Important. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

     Table of Contents . . . page 4
--------------------------------------------------------------------------------

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. You do not invest directly in or hold shares of the funds. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Option" section of this prospectus at page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectus, and retain the prospectus for future reference.


Getting Additional Information. You may obtain the May 1, 2000, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities and Exchange Commission (SEC) web site, www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room electronically at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. This information can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. The SAI table of contents is listed on page 37 of this prospectus. The SAI is incorporated into this prospectus by reference.


Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this
-------------------------

(1) Effective May 15, 2000, transfers or deposits are not allowed into the subaccount investing in this fund except those made pursuant to standing customer instructions (e.g., payroll deduction allocations, dollar cost averaging) in effect prior to this date. See "Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts."


(2) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

--------------------------------------------------------------------------------

prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

>  Guaranteed Accumulation Account

>  Fixed Plus Account

>  Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts

Subaccounts to be Closed to New Investments.

Effective May 15, 2000, the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will no longer be available for new investment. After that date, the Company will only accept deposits into those subaccounts that are made pursuant to standing customer instructions (e.g., payroll deduction allocations, dollar cost averaging, etc.) in effect before the close of business on May 12, 2000.


Fund Shares to be Substituted with Shares of Aetna Money Market VP.


Plan of Substitution. On or before September 1, 2000, subject to applicable regulatory approvals and the requisite vote of shareholders of the applicable fund, all existing balances in Aetna High Yield VP and Aetna Real Estate Securities VP will be invested in (substituted with) shares of Aetna Money Market VP. Contract owners or participants will not incur any fees or charges as a result of the substitution. In addition, on and after September 1, 2000, all investment allocations then being directed to the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will be redirected to the Aetna Money Market VP subaccount. The Company believes that the substitution will not create any tax liability for contract owners or participants.



Transfer Rights. At any time prior to the date of substitution, contract owners or participants may transfer their accumulation values from the subaccounts investing in substituted funds into any other investment options available under the contract, and no transfer fees or other charges will be imposed. From and after the

--------------------------------------------------------------------------------

date of substitution, contract owners or participants who had values transferred from a subaccount as a result of a substitution may transfer among any of the remaining investment options in accordance with the terms of the contract, also free of any transfer fees and charges.


Surrender Rights. If a contract owner or participant whose shares are substituted elects to make a surrender under the contract (if permitted by the plan and applicable tax law) within 30 days after the date of the substitution, the Company will waive any early withdrawal charge on amounts transferred as a result of the substitution. This offer to waive the early withdrawal charge will not apply to amounts transferred after April 10, 2000 from the other investment options to the Aetna High Yield VP or Aetna Real Estate Securities VP subaccounts. A contract owner or participant who exercises this surrender right may incur income tax liability and a tax penalty. See the "Taxation" section of this prospectus for a discussion of tax consequences resulting from surrender. Contract owners or participants should seek qualified tax advice before exercising their surrender rights.

                          TABLE OF CONTENTS



------------------------------------------------------------------------
 Contract Overview ................................................. 5
 Questions: Contacting the Company (sidebar)
 Sending Forms and Written Requests in Good Order (sidebar)
 Who's Who
 The Contract and Your Retirement Plan
 Contract Rights
 Contract Facts
 Contract Phases: The Accumulation Phase, The Income Phase ......... 6
------------------------------------------------------------------------


Fee Table .........................................................  7
Condensed Financial Information ................................... 11
Investment Options ................................................ 11
Transfers ......................................................... 12
Contract Purchase and Participation ............................... 13
Contract Ownership and Rights ..................................... 15
Right to Cancel ................................................... 15
Fees .............................................................. 16
Your Account Value ................................................ 20
Withdrawals ....................................................... 22
Systematic Distribution Options ................................... 23
Death Benefit ..................................................... 24
The Income Phase .................................................. 25
Taxation .......................................................... 29
Other Topics ...................................................... 33

The Company -- Variable Annuity Account B -- Performance Reporting -- Voting Rights -- Contract Distribution -- Contract Modification -- Legal Matters and Proceedings -- Payment Delay or Suspension -- Transfer of Ownership; Assignment




Contents of the Statement of Additional Information ............... 37
Appendix I -- Guaranteed Accumulation Account ..................... 38
Appendix II -- Fixed Account ...................................... 40
Appendix III -- Fixed Plus Account ................................ 41
Appendix IV -- Fund Descriptions .................................. 43
Appendix V -- Condensed Financial Information ..................... 46

Questions: Contacting the Company. Contact your local representative or write or call our Home Office:

Aetna Financial Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862


Sending Forms and Written Requests in Good Order.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.


Contract Overview
--------------------------------------------------------------------------------
The following is intended as a summary. Please read each section of this prospectus for additional information.


--------------------------------------------------------------------------------
Who's Who
--------------------------------------------------------------------------------

You (the participant): The individual participating in a retirement plan, where the plan uses the contract as a funding option.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contract. Generally, the plan sponsor.

We (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.

For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation".


--------------------------------------------------------------------------------
The Contract and Your Retirement Plan
--------------------------------------------------------------------------------

Retirement plan (plan): A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Plan Type. We refer to plans in this prospectus as 457 plans or non-457 plans. For a description of each. See "Taxation--Your Retirement Plan".


--------------------------------------------------------------------------------
Contract Rights
--------------------------------------------------------------------------------

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan.


For example: The contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail see "Contract Ownership and Rights".



--------------------------------------------------------------------------------
Contract Facts
--------------------------------------------------------------------------------


Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). See "Right To Cancel".


Death Benefit: A beneficiary may receive a benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase".

Withdrawals: During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation".

Systematic Distribution Options: The contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options".

Fees: Certain fees are deducted from your account value. See "Fee Table" and "Fees".

Taxation: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g. 457 plans) also defer payment of taxes on earnings until they are withdrawn (or otherwise made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation".


--------------------------------------------------------------------------------
Contract Phases
--------------------------------------------------------------------------------

                               ------------------
                                  Payments to
                                  Your Account
                               ------------------
                                     Step 1

              ---------------------------------------------------
                    Aetna Life Insurance and Annuity Company
              ---------------------------------------------------

    (a)                Step 2                (b)
---------     ---------------------------------------------------
                             Variable Annuity
  Fixed                          Account B
Interest
 Options                 Variable Investment Options
---------

              ---------------------------------------------------
                               The Subaccounts
              ---------------------------------------------------

                      A              B               Etc.

              ---------------------------------------------------

                    Step  2(b)
              ---------------------
                Mutual     Mutual
                Fund A     Fund B
              ---------------------



                                             I.  The Accumulation Phase
                                                 (accumulating retirement
                                                 benefits)

                                              STEP 1: You or the contract
                                              holder provide Aetna Life
                                              Insurance and Annuity
                                              Company with your completed
                                              enrollment materials. The
                                              contract holder directs us to
                                              set up an account for you.

                                              STEP 2: The contract holder,
                                              or you if permitted by your
                                              plan, directs us to invest your
                                              account dollars in any of the:
                                              (a) Fixed Interest Options;
                                              and/or
                                              (b) Variable Investment
                                                  Options. (The variable
                                                  investment options are the
                                                  subaccounts of Variable
                                                  Annuity Account B. Each one
                                                  invests in a specific mutual
                                                  fund.)



                                                  The subaccount(s) selected
                                                  purchases shares of its
                                                  corresponding fund.

II. The Income Phase The contract offers several payment options. See "The Income Phase". In general, you may:

>  Receive income phase payments over a lifetime or for a specified period;

>  Receive income phase payments monthly, quarterly, semi-annually or annually;

>  Select an option that provides a death benefit to beneficiaries; or

> Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

In This Section:

>  Maximum Transaction Fees

>  Maximum Fees Deducted from the Subaccounts


>  Fees Deducted by the Funds; and


>  Examples of Fee Deductions

Also see the "Fees" section for:

>  Early Withdrawal Charge Schedules;

>  HOw, When and Why Fees are Deducted;

>  Reduction, Waiver and/or Elimination of Certain Fees; and

>  Premium and Other Taxes.

See "The Income Phase" for:


>  Fees during the income phase.


Fee Table
--------------------------------------------------------------------------------

The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.


Maximum Transaction Fees
Early Withdrawal Charge. (As a percentage of the amount withdrawn)


Early Withdrawal Charge Schedules


  Installment Purchase Payment Accounts       Single Purchase Payment Accounts
------------------------------------------   -----------------------------------
 Purchase Payment       Early Withdrawal     Account Years     Early Withdrawal
  Periods Completed      Charge               Completed         Charge
---------------------   ------------------   ---------------   -----------------
 Fewer than 5           5%                   Fewer than 5      5%
 5 or more but                               5 or more but
  fewer than 7          4%                    fewer than 6     4%
 7 or more but                               6 or more but
  fewer than 9          3%                    fewer than 7     3%
 9 or more but                               7 or more but
  fewer than 10         2%                    fewer than 8     2%
                                             8 or more but
 10 or more             0%                    fewer than 9     1%
                                             9 or more         0%

Annual Maintenance Fee
Installment Purchase Payment Accounts.................................$20.00(1)

Single Purchase Payment Accounts.......................................$0.00


Maximum Fees Deducted From the Subaccounts
(Daily deductions equal to the given percentage on an annual basis)

Mortality and Expense Risk Charge......................................1.25%(1)

Administrative Expense Charge..........................................0.25%(2)
                                                                       ------

Total Separate Account Expenses........................................1.50%
                                                                       ------
                                                                       ------
-------------------------


(1) These charges may be waived, reduced or eliminated in certain circumstances. See "Fees".

(2) We only impose this charge under some contracts. See "Fees".

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.

How Fees are Deducted. Fund fees are not deducted from account values. Instead, fees are deducted from the value of fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1999.


                              Fund Expense Table


                                                                                 Total Fund                      Net Fund
                                                                                   Annual                         Annual
                                                                                  Expenses                       Expenses
                                                     Investment                    Without         Total          After
                                                      Advisory        Other      Waivers or     Waivers and     Waivers or
                    Fund Name                          Fees(1)      Expenses     Reductions      Reductions     Reductions
-------------------------------------------------   ------------   ----------   ------------   -------------   -----------

Aetna Ascent VP(2)                                     0.60%         0.14%         0.74%            0.00%         0.74%
Aetna Balanced VP, Inc.                                0.50%         0.09%         0.59%              --          0.59%
Aetna Bond VP                                          0.40%         0.09%         0.49%              --          0.49%
Aetna Crossroads VP(2)                                 0.60%         0.14%         0.74%            0.04%         0.70%
Aetna Growth VP(2)                                     0.60%         0.11%         0.71%            0.00%         0.71%
Aetna Growth and Income VP                             0.50%         0.08%         0.58%              --          0.58%
Aetna High Yield VP(2)                                 0.65%         0.48%         1.13%            0.33%         0.80%
Aetna Index Plus Large Cap VP(2)                       0.35%         0.10%         0.45%            0.00%         0.45%
Aetna Index Plus Mid Cap VP(2)                         0.40%         0.40%         0.80%            0.20%         0.60%
Aetna Index Plus Small Cap VP(2)                       0.40%         0.50%         0.90%            0.30%         0.60%
Aetna International VP(2)                              0.85%         0.77%         1.62%            0.47%         1.15%
Aetna Legacy VP(2)                                     0.60%         0.15%         0.75%            0.10%         0.65%
Aetna Money Market VP                                  0.25%         0.09%         0.34%              --          0.34%
Aetna Real Estate Securities VP(2)                     0.75%         0.74%         1.49%            0.54%         0.95%
Aetna Small Company VP(2)                              0.75%         0.13%         0.88%            0.00%         0.88%
Aetna Technology VP(2)(3)                              0.95%         0.25%         1.20%            0.05%         1.15%
Aetna Value Opportunity VP(2)                          0.60%         0.13%         0.73%            0.00%         0.73%
AIM V.I. Capital Appreciation Fund                     0.62%         0.11%         0.73%              --          0.73%
AIM V.I. Growth Fund                                   0.63%         0.10%         0.73%              --          0.73%
AIM V.I. Growth and Income Fund                        0.61%         0.16%         0.77%              --          0.77%
AIM V.I. Value Fund                                    0.61%         0.15%         0.76%              --          0.76%
Calvert Social Balanced Portfolio(4)                   0.70%         0.19%         0.89%            0.00%         0.89%
Fidelity VIP Equity-Income Portfolio(5)                0.48%         0.09%         0.57%              --          0.57%
Fidelity VIP Growth Portfolio(5)                       0.58%         0.08%         0.66%              --          0.66%
Fidelity VIP Overseas Portfolio(5)                     0.73%         0.18%         0.91%              --          0.91%
Fidelity VIP II Contrafund[RegTM] Portfolio(5)         0.58%         0.09%         0.67%              --          0.67%
Janus Aspen Aggressive Growth Portfolio(6)             0.65%         0.02%         0.67%            0.00%         0.67%
Janus Aspen Balanced Portfolio(6)                      0.65%         0.02%         0.67%            0.00%         0.67%
Janus Aspen Flexible Income Portfolio(6)               0.65%         0.07%         0.72%            0.00%         0.72%
Janus Aspen Growth Portfolio(6)                        0.65%         0.02%         0.67%            0.00%         0.67%
Janus Aspen Worldwide Growth Portfolio(6)              0.65%         0.05%         0.70%            0.00%         0.70%
Lexington Natural Resources Trust                      1.00%         0.33%         1.33%              --          1.33%
Oppenheimer Global Securities Fund/VA                  0.67%         0.02%         0.69%              --          0.69%
Oppenheimer Strategic Bond Fund/VA                     0.74%         0.04%         0.78%              --          0.78%
PPI MFS Capital Opportunities Portfolio(7)             0.65%         0.25%         0.90%            0.00%         0.90%
PPI MFS Emerging Equities Portfolio(7)                 0.67%         0.13%         0.80%            0.00%         0.80%
PPI MFS Research Growth Portfolio(7)                   0.70%         0.15%         0.85%            0.00%         0.85%
PPI Scudder International Growth Portfolio(7)          0.80%         0.20%         1.00%            0.00%         1.00%
PPI T. Rowe Price Growth Equity Portfolio(7)           0.60%         0.15%         0.75%            0.00%         0.75%

Footnotes to the "Fund Expense Table"

(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's "Total Fund Annual Expenses Without Waivers or Reductions" do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."

(3) Aetna Technology VP commenced operations on May 1, 2000. Amounts reflected in "Other Expenses" and "Total Fund Annual Expenses Without Waivers or Reductions" are estimated amounts for the current fiscal year based on expenses for comparable funds. Actual expenses may vary from those shown.

(4) "Other Expenses" reflect an indirect fee of 0.03% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.

(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or the investment adviser on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers or Reductions presented in the table would have been 0.56% for Fidelity VIP Equity-Income Portfolio; 0.65% for Fidelity VIP Growth Portfolio; 0.87% for Fidelity VIP Overseas Portfolio; and 0.65% for Fidelity VIP II Contrafund[RegTM] Portfolio.

(6) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(7) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2001, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

Hypothetical Examples
Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually and maintenance fee of $20 (converted to a percentage of assets equal to 0.005%). The total annual fund expenses used are those shown in the column "Total Annual Expenses without Waivers or Reductions" in the Fund Expense Table.



---------------------------------------------
> These examples are purely hypothetical.
> They should not be considered a
  representation of past or future fees or
  expected returns.
> Actual fees and/or returns may be more or
  less than those shown in these examples.
---------------------------------------------
                                                             EXAMPLE A                              EXAMPLE B
                                              --------------------------------------- --------------------------------------
                                                                                        If you leave your entire account
                                              If you withdraw your entire account       value invested or if you select an
                                              value at the end of the periods shown,    income phase payment option at the
                                              you would pay the following fees,         end of the periods shown, you would
                                              including any applicable Early            pay the following fees (no Early
                                              Withdrawal Charge assessed:*              Withdrawal Charge is reflected):**
                                              1 Year   3 Years   5 Years   10 Years     1 Year   3 Years   5 Years   10 Years
                                              -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Ascent VP                                  $74      $124      $178      $258         $23      $70       $120      $258
Aetna Balanced VP, Inc.                          $73      $120      $170      $243         $21      $66       $113      $243
Aetna Bond VP                                    $72      $117      $166      $232         $20      $63       $108      $232
Aetna Crossroads VP                              $74      $124      $178      $258         $23      $70       $120      $258
Aetna Growth VP                                  $74      $124      $176      $255         $22      $69       $119      $255
Aetna Growth and Income VP                       $73      $120      $170      $242         $21      $65       $112      $242
Aetna High Yield VP                              $78      $136      $196      $297         $27      $82       $140      $297
Aetna Index Plus Large Cap VP                    $71      $116      $164      $228         $20      $61       $105      $228
Aetna Index Plus Mid Cap VP                      $75      $126      $180      $264         $23      $72       $123      $264
Aetna Index Plus Small Cap VP                    $76      $129      $185      $274         $24      $75       $128      $274
Aetna International VP                           $82      $149      $219      $343         $32      $96       $164      $343
Aetna Legacy VP                                  $74      $125      $178      $259         $23      $70       $121      $259
Aetna Money Market VP                            $70      $113      $158      $216         $19      $58       $100      $216
Aetna Real Estate Securities VP                  $81      $146      $213      $331         $30      $93       $157      $331
Aetna Small Company VP                           $75      $128      $184      $272         $24      $74       $127      $272
Aetna Technology VP                              $79      $138      $199      $304         $27      $84       $143      $304
Aetna Value Opportunity VP                       $74      $124      $177      $257         $23      $70       $120      $257
AIM V.I. Capital Appreciation Fund               $74      $124      $177      $257         $23      $70       $120      $257
AIM V.I. Growth Fund                             $74      $124      $177      $257         $23      $70       $120      $257
AIM V.I. Growth and Income Fund                  $74      $125      $179      $261         $23      $71       $122      $261
AIM V.I. Value Fund                              $74      $125      $178      $260         $23      $71       $121      $260
Calvert Social Balanced Portfolio                $76      $129      $185      $273         $24      $75       $128      $273
Fidelity VIP Equity-Income Portfolio             $73      $120      $169      $241         $21      $65       $112      $241
Fidelity VIP Growth Portfolio                    $73      $122      $174      $250         $22      $68       $116      $250
Fidelity VIP Overseas Portfolio                  $76      $129      $186      $275         $24      $75       $129      $275
Fidelity VIP II Contrafund[RegTM] Portfolio      $73      $122      $174      $251         $22      $68       $117      $251
Janus Aspen Aggressive Growth Portfolio          $73      $122      $174      $251         $22      $68       $117      $251
Janus Aspen Balanced Portfolio                   $73      $122      $174      $251         $22      $68       $117      $251
Janus Aspen Flexible Income Portfolio            $74      $124      $177      $256         $23      $70       $119      $256
Janus Aspen Growth Portfolio                     $73      $122      $174      $251         $22      $68       $117      $251
Janus Aspen Worldwide Growth Portfolio           $74      $123      $176      $254         $22      $69       $118      $254
Lexington Natural Resources Trust                $80      $141      $205      $316         $29      $88       $150      $316
Oppenheimer Global Securities Fund/VA            $74      $123      $175      $253         $22      $69       $118      $253
Oppenheimer Strategic Bond Fund/VA               $75      $126      $179      $262         $23      $71       $122      $262
PPI MFS Capital Opportunities Portfolio          $76      $129      $185      $274         $24      $75       $128      $274
PPI MFS Emerging Equities Portfolio              $75      $126      $180      $264         $23      $72       $123      $264
PPI MFS Research Growth Portfolio                $75      $128      $183      $269         $24      $73       $126      $269
PPI Scudder International Growth Portfolio       $77      $132      $190      $284         $25      $78       $133      $284
PPI T. Rowe Price Growth Equity Portfolio        $74      $125      $178      $259         $23      $70       $121      $259


-----------------
 *This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
**This example does not apply if during the income phase, a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

Condensed Financial Information
--------------------------------------------------------------------------------
Understanding Condensed Financial Information. In Appendix V, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.




Investment Options
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

>Fund Descriptions. We provide brief descriptions of the funds in Appendix IV.
 Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview", by accessing the SEC's web site or by contacting the SEC's Public Reference Room.


Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II, and III and the Guaranteed Accumulation Account prospectus.

--------------------------------------------------------------------------------
Selecting Investment Options
o Choose options appropriate for you. Your Aetna representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example: funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
o Be informed. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.
--------------------------------------------------------------------------------

Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and regulatory requirements.


Limits on Number of Options Selected. No more than 18 investment options may be selected for your account at any one time. Each subaccount, the Fixed

Account, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account selected counts as one option.


Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.


Additional Risks of Investing in the Funds. (Mixed and Shared Funding)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, is bought for variable life insurance contracts issued by us or other insurance companies.

>  Shared--bought by more than one company

>  Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, that could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which might arise and to determine what action, if any, should be taken to address such conflicts.




Transfers
--------------------------------------------------------------------------------

Transfers Among Investment Options. During the accumulation phase, and under some contracts the income phase, the contract holder, or you if permitted by the plan, may transfer amounts of $500 or more among investment options. Subject to the contract holder's approval, you may make a request in writing, by telephone or, where applicable, electronically. Transfers must be made in accordance with the terms of the contract and your plan. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. See "The Income Phase".



Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer.


Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.


Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.


The Dollar Cost Averaging Program. If available under your plan, you may participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the Lexington Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."




Contract Purchase and Participation
--------------------------------------------------------------------------------
Contracts Available for Purchase. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:


(1) Non-governmental tax-exempt organizations for deferrals that are subject to Code Section 457 (457 Plans);
(2) Tax-exempt organizations for deferrals not subject to Code Section 457; or
(3) Taxable organizations.


The types of plans described in (2) and (3) above are referred to as non-457 plans.


Purchasing the Contract.

(1) The contract holder submits the required forms and application to the Company.

(2) We approve the forms and issue a contract to the contract holder.


Participating in the Contract. To participate in the contract, complete an enrollment form and submit it to us. If your enrollment is accepted, we establish an account for you under the contract.


Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.



Methods of Purchase Payment. The following purchase payment methods are available:

>  Continuous payments over time into an installment purchase payment account.

Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than $25.

> Lump-sum transfer from a previous plan into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457 plan, the Tax Code places limits on how much of your compensation may be deferred annually. See "Taxation" for further information.


Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See "Investment Options" and "Transfers".

Transfer Credits. The Company may provide a transfer credit on transferred assets, subject to certain conditions and state approvals. Transferred assets are the value of contributions made on your behalf under the plan or a prior plan before such amounts are applied to the contract. The transfer credit equals a percentage of the transferred assets remaining in the contract after a specified period of time. Once a transfer credit is applied to the contract, it will not be recaptured by the Company; however, all applicable provisions and limitations of the contract will apply to those amounts. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See "Taxation".

Contract Ownership and Rights
--------------------------------------------------------------------------------
Who owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.


Who Owns Money Accumulated under the Contract? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer's general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer's general assets.


What Rights Do I Have under The Contract? The contract holder, usually your employer, holds all rights under the contract. The contract holder's plan, which you participate in, may permit you to exercise some of those rights.




Right to Cancel
--------------------------------------------------------------------------------
When and How to Cancel. The contract holder may cancel the contract within ten days after receiving it (or as otherwise allowed by state law) by returning it to the Company along with a written notice of cancellation.


Refunds to Contract Holders. We will produce a refund to the contract holder not later than seven days after we receive the contract and the written notice of cancellation at our Home Office. The refund will equal the dollars contributed to the contract plus any earnings or less any losses attributable to those contributions allocated to the variable investment options, unless otherwise required by law.

Types of Fees.
There are three types of fees your account may incur:

>Transaction Fees
 o Early Withdrawal Charge
 o Annual Maintenance Fee

>Fees Deducted from the Subaccounts
 o Mortality and Expense Risk Charge
 o Administrative Expense Charge

>Fees Deducted by the Funds
 o Investment Advisory Fees
 o Other Expenses


Terms to Understand
in Schedules

> Account Year -- a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

> Purchase Payment Period (for installment purchase payments)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 purchase payments are made. If only 11 purchase payments are made, the payment period is not completed until the twelfth purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

Fees
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.


I. Transaction Fees

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge.


Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.


Amount. This charge is a percentage of the amount withdrawn. The percentage is determined by the early withdrawal charge schedule that applies to your account. It will never be more than 8.5% of your total purchase payments to your account.


Early Withdrawal Charge Schedules


  Installment Purchase Payment Accounts       Single Purchase Payment Accounts
------------------------------------------   -----------------------------------
 Purchase Payment       Early Withdrawal     Account Years     Early Withdrawal
  Periods Completed      Charge               Completed         Charge
---------------------   ------------------   ---------------   -----------------
 Fewer than 5           5%                   Fewer than 5      5%
 5 or more but                               5 or more but
  fewer than 7          4%                    fewer than 6     4%
 7 or more but                               6 or more but
  fewer than 9          3%                    fewer than 7     3%
 9 or more but                               7 or more but
  fewer than 10         2%                    fewer than 8     2%
                                             8 or more but
 10 or more             0%                    fewer than 9     1%
                                             9 or more         0%

Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

>  Used to provide payments to you during the income phase;

>  Paid because of your death before income phase payments begin;

> Paid where your account value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for lump-sum cashout without participant's consent) and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months (If the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to be eligible for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract);

> Taken because of the election of a systematic distribution option, See "Systematic Distribution Options";

> Taken when you are 59 1/2 or older, have an installment purchase payment account and have completed at least nine purchase payment periods;

> Taken on or after the tenth anniversary of the effective date of the account or plan account;

> For 457 plans only, withdrawn due to a hardship resulting from an unforseeable emergency, or

> For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service with your current employer.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

>  The number of participants under the plan;

>  The expected level of assets or cash flow under the plan;

>  Our agent's involvement in sales activities;

>  Our sales-related expenses;

>  Distribution provisions under the plan;

> The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

> The level of employer involvement in determining eligibility for distributions under the contract; and

>  Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.


Maintenance Fee
Maximum Amount. $20.00 (This fee only applies to installment purchase payment accounts.)

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction, Waiver or Elimination. When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

>  The size, type and nature of the group for which a contract is issued;

> The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

>  The number of eligible participants and the program's participation rate.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.


II. Fees Deducted from the Subaccounts


Mortality and Expense Risk Charge
Maximum Amount. 1.25% annually of your account value invested in the subaccount.


When/How. This fee is deducted daily from the subaccount. We do not deduct this from any fixed interest option. This fee is assessed during the accumulation phase and the income phase.


Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

> The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.

> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

> The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);

> The size of the prospective group, projected annual number of eligible participants and the program's participation rate, or the number of participants estimated to choose the contract;

>  The frequency, consistency and method of submitting payments;

> The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

> The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

>  The projected frequency of distributions; and

> The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.


Administrative Expense Charge
Maximum Amount. 0.25% annually of your account value invested in the subaccount.


When/How. For all participants who became covered under a contract on or before November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

> We do not currently impose this charge under any contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements.

> For contracts not in the above category, beginning on April 4, 1997 we began to deduct this charge during the accumulation phase only for contracts effective before October 31, 1996 where the number of participants was less than 30 as of November 30, 1996 and the contract holder had chosen not to elect one of the Company's electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984.

> We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above.

> We do not currently deduct an administrative expense charge during the income phase for any contracts.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.


III. Fund Expenses
Maximum Amount. Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.


When/How. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

Purpose. These amounts help to pay the funds' investment advisor and operating expenses.


Premium and Other Taxes
Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct premium taxes from your account value or from purchase payments to your account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a full withdrawal or the commencement of income phase payments. We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation".




Your Account Value
--------------------------------------------------------------------------------

During the accumulation phase, your account value at any given time equals:

> Account dollars directed to the fixed interest options, including interest earnings to date;

> Less any deductions from the fixed interest options (e.g. withdrawals, fees); and

>  Plus the current dollar value of amounts invested in the subaccounts.


Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.


Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."


Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor


Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.


Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation, minus;

> The net assets of the fund held by the subaccount at the preceding valuation, plus or minus;

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

>Divided by the total value of the subaccount units at the preceding valuation;



>Less a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account (such as guarantee charges for the Aetna GET Fund). See "Fees".


The net investment rate may be either positive or negative.


Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.


                             ---------------------
                              $5,000 contribution
                             ---------------------
                                     Step 1
              ---------------------------------------------------
                    Aetna Life Insurance and Annuity Company
              ---------------------------------------------------

                                     Step 2
              ---------------------------------------------------
                         Variable Annuity Account B
              ---------------------------------------------------
                  Subaccount A      Subaccount B      Etc
                  300               80
                  accumulation      accumulation
                  units             units




              ---------------------------------------------------

                      Step  3
              ---------- -----------
                Fund A     Fund B
              ---------- -----------


Step 1: An Investor contributes $5000


Step 2:

A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).


Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).


The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

>Early Withdrawal Charge. See "Fees--Early Withdrawal Charge";

>Maintenance Fee. See "Fees--Maintenance Fee";

>Market Value Adjustment. See Appendix I;

>Tax Penalty. See "Taxation"; and/or

>Tax Withholding. See "Taxation".

To determine which may apply, refer to the appropriate sections of this prospectus, contact your Aetna representative or call the Company at the number listed in "Contract Overview--
Questions."

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.




Withdrawals
--------------------------------------------------------------------------------
Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account, the contract holder may withdraw all or a portion of your account value (on your behalf) at any time during the accumulation phase.


Steps for Making A Withdrawal. The contract holder, or you if permitted by the plan must:

>  Select the Withdrawal Amount;

1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and to the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.

2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.

   For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

> Select Investment Option (if this is not specified, we will withdraw dollars proportionally from each investment option in which you have an account value); and

>  Properly complete a disbursement form and submit it to our Home Office.


Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either: (1) as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or (2) on such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order.

Features of a Systematic Distribution Option
A Systematic Distribution Option allows the contract holder to elect for you to receive regular payments from your account, without moving into the income phase. By maintaining your account in the accumulation phase, certain rights and flexibility are retained and any accumulation phase fees may apply.

Systematic Distribution Options
--------------------------------------------------------------------------------
Availability of Systematic Distribution Options. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company.

The Systematic Distribution Options currently available under the contract include the following:

> SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract.

> ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is available under 457 plans only.

> Other Systematic Distribution Options. We may add additional Systematic Distribution Options from time to time. You may obtain additional information relating to any of the Systematic Distribution Options from your local representative or from our Home Office.


Availability of Systematic Distribution Options The Company may discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or change the terms of future elections.


Terminating a Systematic Distribution Option Once a Systematic Distribution Option is elected, the contract holder may revoke it at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again, nor may any other Systematic Distribution Option be elected.


Charges and Taxation When the contract holder elects a Systematic Distribution Option for your account, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal through a Systematic Distribution Option or revocation of election of a Systematic Distribution Option may have tax consequences. If you are concerned about tax implications consult a tax adviser before one of these options is elected.

During the Income Phase.

This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase".


Death Benefit

--------------------------------------------------------------------------------
The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).


During the Accumulation Phase
Payment Process.

1. Following your death, the contract holder (on behalf of your plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract holder and the Tax Code:

>  Lump-sum payment;


> Payment in accordance with any of the available income phase payment options (see "The Income Phase--Payment Options"); and


> If the plan beneficiary is your spouse, payment in accordance with an available Systematic Distribution Option. See "Systematic Distribution Options".

The following options are also available; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

>  Leaving your account value invested in the contract; or

> Under some contracts, leaving your account value on deposit in the Company's general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See "The Income Phase--Payment Options".

The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death in good order. Interest, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account (GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase

Annuity Option--Payment Option

Annuity Payment--Income Phase Payment

Annuitization--Initiating Income Phase Payments


The Income Phase
--------------------------------------------------------------------------------

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder or you, if permitted by the plan, must notify us in writing of the following:

>  Start date;

> Income Phase Payment option (see the income phase payment options table in this section);

> Income Phase Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

>  Choice of fixed or variable payments;

> Selection of an assumed net investment rate (only if variable payments are elected); and

> Under some plans, certification from your employer and/or submission of the appropriate forms is also required.


The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.



What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether variable or fixed payments are selected.


Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payment amounts do not vary over time.


Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable income phase payments, an assumed net investment rate must be selected.


Payments from the Fixed Plus Account. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.


Assumed Net Investment Rate. If you select income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If a 3 1/2% rate is selected, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions".


Required Minimum Payment Amounts. The income phase payment option selected must meet the minimum stated in the contract.

>  A first income phase payment of at least $20; or

>  Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.



Fees Deducted. If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from any amounts held in the subaccounts. If you choose variable income phase payments and a nonlifetime income phase option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. The maximum mortality and expense risk charge during the income phase is 1.25% on an annual basis of your account value invested in the subaccount.

We may also deduct a daily administrative charge from amounts held in the separate account. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.



Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request in good order at our Home Office.


Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation".

Income Phase Payment Options
The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms Used in the Tables:
Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.


--------------------------------------------------------------------------------
                      Lifetime Income Phase Payment Options
--------------------------------------------------------------------------------



                        Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment's due date.
 Life Income            Death Benefit--None: All payments end upon the annuitant's death.
------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as the annuitant lives, with payments guaranteed for a choice of
                        5-20 years or as otherwise specified in the contract.
 Life Income--          Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 Guaranteed             guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless
 Payments               prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-
                        sum payment equal to the present value of the remaining guaranteed payments.
------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                        Continuing Payments:
                        (a) This option allows a choice of 100%, 66 2/3% or 50% of the payment to continue to the
 Life Income--          surviving annuitant after the first death; or
 Two Lives              (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50%
                        of the payment to continue to the second annuitant on the annuitant's death.
                        Death Benefit--None: All Payments end after the deaths of both annuitants.
------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months, or as otherwise specified in the contract.
 Life Income--          Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first
 Two Lives--            death.
 Guaranteed             Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed
 Payments               payments have all been paid, we will continue to pay the beneficiary the remaining payments.
                        Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
------------------------------------------------------------------------------------------------------------------------------
Life Income--
Cash Refund             Length of Payments: For as long as the annuitant lives.
Option (limited         Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump-
availability--fixed     sum payment equal to the amount originally applied to the income phase payment option (less
payment only)           any premium tax) and less the total amount of fixed income phase payments paid.
------------------------------------------------------------------------------------------------------------------------------
 Life Income--
 Two Lives--Cash        Length of Payments: For as long as either annuitant lives.
 Refund Option          Continuing Payment: 100% of the payment to continue after the first death.
 (limited               Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum
 availability--fixed    payment equal to the amount applied to the income phase payment option (less any premium
 payment only)          tax) and less the total amount of fixed income phase payments paid.
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Nonlifetime Income Phase Payment Options
--------------------------------------------------------------------------------

                  Length of Payments: Payments generally may be fixed or variable and may be made for 3-30 years.
                  However, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least 5 years. In certain cases a lump-sum
 Nonlifetime--    payment may be requested at any time (see below).
 Guaranteed       Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Payments         guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-
                  sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
---------------------------------------------------------------------------------------------------------------------------


 Lump-sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional purchase payments are made. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Home Office.

 Calculation of Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 31/2% or 5% assumed net investment rate for variable payments).
--------------------------------------------------------------------------------

In This Section

>  Introduction

>  Your Retirement Plan

>  Withdrawals and other Distributions

>  Taxation of Distributions


>  Withholding for Federal Income Tax Liability

>  Minimum Distribution Requirements


>  Contribution and Distribution Limits

>  415(m) Arrangements

>  Bona Fide Severance Pay Plans

>  Taxation of the Company







When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

Taxation
--------------------------------------------------------------------------------

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

>Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

>Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

>This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

>We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

--------------------------------------------------------------------------------
 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service.
--------------------------------------------------------------------------------

Your Retirement Plan
The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which code section applies to your plan.


Plan Types. The contract is designed for use with deferred compensation plans that qualify under code section 457 or non-section 457 deferred compensation plans. Code section 457 provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. A code section 457 plan may be either a 457(b) (eligible) plan or a 457 (f) (ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account. A non-section 457 deferred compensation plan may be either a deferred compensation plan of a tax-exempt employer that is "grandfathered" and not subject to 457 rules, or a deferred compensation plan of a for-profit employer. The contract may also be used with code section 415(m) arrangements.

You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Tax qualified arrangements under Tax Code section 457 and other types of deferred compensation arrangements also generally defer payment of taxes of earnings until they are withdrawn (or otherwise made available to you or a beneficiary), (see "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the plan are taxed). When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.


The Contract and Retirement Plans. We make this contract available to plans subject to code section 457 only if a non-governmental employer sponsors the plan. Under such plans, as well as non-section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remains solely the property and rights of the employer and is subject to the claims of the employer's general creditors. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.


Withdrawals and Other Distributions
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, transfers and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.


Taxation of Distributions
457(b) Plans. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your beneficiary.


457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.


Non-Section 457 Deferred Compensation Plans. Compensation deferred under a non-Section 457 deferred compensation plan is includible in gross income in the first year when paid or otherwise made available to you or your beneficiary.


Taxation of Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.


Withholding for Federal Income Tax Liability
Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

All distributions, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.


Non-resident Aliens. If you or a beneficiary is a non-resident alien, then any withholding is governed by code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Minimum Distribution Requirements
To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements only apply to 457(b) plans. These rules may dictate one or more of the following:

>  Start date for distributions;

> The time period in which all amounts in your account(s) must be distributed; and/or

>  Distribution amounts.


Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2.


Time Period. We must pay out distributions from the contract over one of the following time periods:

>  Over your life or the joint lives of you and your beneficiary, or

> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.


Amount. Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.


50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.


Minimum Distribution of Death Benefit Proceeds. The following only applies to 457(b) plans. Different distribution requirements apply if your death occurs:

>  After you begin receiving minimum distributions under the contract, or

>  Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon the following:

> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary; and

>  Whether life expectancy was recalculated.

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed to the beneficiary by December 31, 2005. However, if the distribution begins by

December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

>  Over the life of the beneficiary, or

>  Over a period not extending beyond the life expectancy of the beneficiary.

For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed fifteen years.


Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

>  December 31 of the calendar year following the calendar year of your death;
   or


>  December 31 of the calendar year in which you would have attained age 70 1/2.


Contribution and Distribution Limits
457(b) Plan. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For Section 457(b) plan participants, such limit is generally the lesser of $8,000, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).


Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2, (2) when you separate from service with the employer, or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.



457(f) Plan. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.


Non-Section 457 Deferred Compensation Plans. Non-Section 457 Deferred Compensation Plans are not subject to restrictions on contributions or distributions.



415(m) Arrangements
If you participate in the contract through a qualified governmental excess benefit arrangement, defined in code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to code section 457(b) plans described above, except that the limits described in "Contribution and Distribution Limits" do not apply. If the code section 415(m) arrangement is not designed to meet the requirements of code section 457(b), then the amounts provided under the contract are taxed in accordance with code section 451 and are generally taxable when paid or made available to you.



Bona Fide Severance Pay Plans
If you participate in the contract through certain bona fide severance pay plans, described in code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.


Taxation of the Company
We are taxed as a life insurance company under the Tax Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.




Other Topics
--------------------------------------------------------------------------------

The Company

Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna Inc. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

            151 Farmington Avenue
            Hartford, Connecticut 06156


Variable Annuity Account B
We established Variable Annuity Account B (the separate account) in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.


Performance Reporting
We may advertise different types of historical performance for the subaccounts including:

>  standardized average annual total returns; and

>  non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."


Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).


Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the Fund's inception date, if that date is earlier than the one we use for standardized returns.


Voting Rights
Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, the contract holder, not the plan participants, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) the contract holder is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts.

> During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.


Contract Distribution
The Company will serve as the principal underwriter for the securities sold by this prospectus. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc.

As principal underwriter, the Company will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contracts described in this prospectus. We call these entities "distributors."

We and one or more of our affiliates may also sell the contracts directly. All individuals offering and selling the contracts must be registered representatives of a broker-dealer and must be licensed as insurance agents to sell variable annuity contracts.


Commission Payments. We may pay commissions to persons who offer and sell the contracts. The maximum percentage amount we ever pay with respect to a given purchase payment is the first-year percentage which ranges from 1% to 6% of the first year of payments to an account. We may also pay renewal commissions on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.

We may reimburse the distributor for certain expenses. The name of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us and are not deducted from payments to your account.


Third Party Compensation Arrangements. Occasionally, we may:

> Pay commissions and fees to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

> Enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.


Contract Modification
We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.


Legal Matters and Proceedings

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, several life insurance and annuity companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000 by Loretta Shaner against the Company (the "Shaner Complaint"). The Shaner Complaint seeks unspecified compensatory damages from the Company and unnamed affiliates of the Company. The Shaner Complaint claims that the Company's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (e.g., IRAs) is improper. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.



Payment Delay or Suspension
We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
(a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) when trading on the Exchange is restricted;
(b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the subaccount's assets; or
(c) during any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment
An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.



Intent to Confirm Quarterly
Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.



Contents of the Statement of Additional Information
--------------------------------------------------------------------------------
The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account B

Offering and Purchase of Contracts

Performance Data

  General

  Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of Aetna Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions."

                                  Appendix I
                        Guaranteed Accumulation Account
--------------------------------------------------------------------------------
The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option.

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

> The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

> The period of time your account dollars need to remain in GAA in order to earn that rate.
   You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.


Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.


Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.


Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus

>  Tax Penalties and/or Tax withholding--see "Taxation"

>  Early Withdrawal Charge--see "Fees"

>  Maintenance Fee--see "Fees"

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.


Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

> If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

> If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.


Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

>  Short-term--three years or fewer; and

>  Long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

>  Transfer dollars to a new guaranteed term;

>  Transfer dollars to other available investment options; or

>  Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.


Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.


Income Phase. GAA can not be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

                                  Appendix II
                                 Fixed Account
--------------------------------------------------------------------------------
The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.


--------------------------------------------------------------------------------
    Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.



Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Interest rate guarantees are based on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.



Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by federal law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) the Fixed Account withdrawal value for the contract or for the total of the accounts under the contract exceeds $250,000 on the day before withdrawal; and
(b) the sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.
    The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.


Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge."


Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account. This 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying our Home Office at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                 Appendix III
                              Fixed Plus Account
--------------------------------------------------------------------------------
The Fixed Plus Account is an investment option available under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.

--------------------------------------------------------------------------------
    Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------
General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.



Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Interest rate guarantees are based on the claims-paying ability of the Company. We credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.




Request for Partial Withdrawal. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at our Home Office. The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option.


The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:

> Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; and/or

> Due to your death (the withdrawal must occur within six months after death and can only be exercised once).


Request for Full Withdrawal. If the contract holder or you, if allowed by the plan, request a full withdrawal of your Fixed Plus Account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

> One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made during the past 12 months

>  One-fourth of the remaining Fixed Plus Account value 12 months later

>  One-third of the remaining Fixed Plus Account value 12 months later

>  One-half of the remaining Fixed Plus Account value 12 months later, and

>  The balance of the Fixed Plus Account value 12 months later

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:


> Your death before income phase payments have begun (request must be received within 6 months after date of death); or

> Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; or

> Your account value in the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months.



Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.


Transfers. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at our Home Office. The 20% is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in past 12 months. We reserve the right to include payments made through a Systematic Distribution Option in calculating the 20% limit. The 20% limit will be waived if your account value in Fixed Plus Account is $1,000 or less.


Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.


Systematic Withdrawal Option (SWO). SWO described in "Systematic Distribution Options," may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past 12 months.

                                  Appendix IV
                               Fund Descriptions
--------------------------------------------------------------------------------


The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

>Aetna Balanced VP, Inc. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)
>Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)
>Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)
>Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the fund is neither insured nor guaranteed by the U.S. Government.(1)
>Aetna Generation Portfolios, Inc.--Aetna Ascent VP seeks to provide capital appreciation. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)
>Aetna Generation Portfolios, Inc.--Aetna Crossroads VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

>Aetna Generation Portfolios, Inc.--Aetna Legacy VP seeks to provide total return consistent with preservation of capital. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)
>Aetna Variable Portfolios, Inc.--Aetna Growth VP seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.(1)
>Aetna Variable Portfolios, Inc.--Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed-income securities rated lower than BBB- by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.(1)
>Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)
>Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)
>Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)
>Aetna Variable Portfolios, Inc.--Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. Aetna International VP will not target any given level of current income.(1)
>Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities of real estate companies, the majority of which are real estate investment trusts (REITs).(1)

>Aetna Variable Portfolios, Inc.--Aetna Small Company VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)
>Aetna Variable Portfolios, Inc.--Aetna Technology VP seeks long-term capital appreciation.(1)(a)
>Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)
>AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.(2)
>AIM V.I. Growth Fund seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.(2)
>AIM V.I. Growth and Income Fund seeks growth of capital with a secondary objective of current income.(2)
>AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment adviser to be undervalued relative to the investment adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.(2)
>Calvert Social Balanced Portfolio is a nondiversified portfolio that seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria established for the Portfolio.(3)(a)
>Fidelity Variable Insurance Products Fund Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.(4)
>Fidelity Variable Insurance Products Fund-- Growth Portfolio seeks capital appreciation by investing primarily in common stocks of companies the investment adviser believes have above-average growth potential.(4)
>Fidelity Variable Insurance Products Fund-- Overseas Portfolio seeks long-term growth of capital by investing in foreign securities, primarily in common stocks.(4)(a)
>Fidelity Variable Insurance Products Fund II-- Contrafund[RegTM] Portfolio seeks long term capital appreciation by investing primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public.(4)(b)
>Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion.(5)
>Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.(5)
>Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The
 Portfolio may own an unlimited amount of high-yield/high-risk securities, and these may be a big part of the portfolio. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.(5)
>Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established issuers.(5)
>Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.(5)
>Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(6)(a)
>Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations which are considered to have appreciation possibilities.(7)
>Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.(7)
>Portfolio Partners, Inc. (PPI)--MFS Capital Opportunities Portfolio (formerly known as PPI MFS Value Equity Portfolio) seeks capital appreciation.(8)(a) >Portfolio Partners, Inc. (PPI)--MFS Emerging Equities Portfolio seeks long-term growth of capital. (8)(a)
>Portfolio Partners, Inc. (PPI)--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(8)(a)
>Portfolio Partners, Inc. (PPI)--Scudder International Growth Portfolio seeks long-term growth of capital.(8)(b)
>Portfolio Partners, Inc. (PPI)--T. Rowe Price Growth Equity Portfolio seeks long-term capital growth, and secondarily, increasing dividend income. (8)(c)

Investment Adviser:

(1) Investment Adviser: Aeltus Investment Management, Inc.
    (a) Elijah Asset Management, LLC (subadviser)
(2) Investment Adviser: A I M Advisors, Inc.
(3) Investment Adviser: Calvert Asset Management Company, Inc.
    (a) NCM Capital Management, Inc. (subadviser)
(4) Investment Adviser: Fidelity Management & Research Company
    (a) Fidelity Management & Research (U.K.) Inc. (subadviser) Fidelity Management & Research Far East Inc. (subadviser) Fidelity International Investment Advisors (subadviser) Fidelity International Investment Advisors (U.K.) Limited (subadviser)
        Fidelity Investments Japan Limited (subadviser)
    (b) Fidelity Management & Research (U.K.) Inc. (subadviser) Fidelity Management & Research Far East Inc. (subadviser) Fidelity Investments Japan Limited (subadviser)
(5) Investment Adviser: Janus Capital Corporation
(6) Investment Adviser: Lexington Management Corporation
    (a) Market Systems Research Advisors, Inc. (subadviser)
(7) Investment Adviser: OppenheimerFunds, Inc.
(8) Investment Adviser: Aetna Life Insurance and Annuity Company
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)

                                  Appendix V
                        Condensed Financial Information
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS



Table I--For Contracts With Total Separate Account Charges of 0.75% ...........   47
Table II--For Contracts With Total Separate Account Charges of 0.80% ..........   51
Table III--For Contracts With Total Separate Account Charges of 0.95% .........   53
Table IV--For Contracts With Total Separate Account Charges of 1.25% ..........   54
Table V--For Contracts With Total Separate Account Charges of 1.50%
  Including A 0.25% Administrative Expense Charge Beginning April 7, 1997 .....   58
Table VI--For Contracts Containing Limits on Fees .............................   60

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE I

          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information. The accumulation unit values reflect a mortality and expense risk charge of 1.25% until February 23, 1996, when the mortality and expense risk charge was reduced to 0.75% during the accumulation phase. It will increase to 1.25% during the income phase.





                                       1999         1998          1997          1996
                                       ----         ----          ----          ----
AETNA ASCENT VP
Value at beginning of period          $16.082      $15.535       $13.055       $10.652
Value at end of period                $18.253      $16.082       $15.535       $13.055
Number of accumulation units
 outstanding at end of period         129,605      104,608        90,134        35,959
AETNA BALANCED VP, INC
Value at beginning of period          $22.244      $19.166       $15.765       $13.803
Value at end of period                $25.081      $22.244       $19.166       $15.765
Number of accumulation units
 outstanding at end of period       1,579,288    1,798,425     1,970,116     2,141,189
AETNA BOND VP
Value at beginning of period          $14.475      $13.486       $12.546       $12.212
Value at end of period                $14.260      $14.475       $13.486       $12.546
Number of accumulation units
 outstanding at end of period       1,654,932    2,012,308     1,921,538     2,206,334
AETNA CROSSROADS VP
Value at beginning of period          $15.312      $14.566       $12.483       $10.594
Value at end of period                $16.750      $15.312       $14.566       $12.483
Number of accumulation units
 outstanding at end of period         124,069      119,246       100,256        26,260
AETNA GROWTH VP
Value at beginning of period          $18.067      $13.239(4)
Value at end of period                $24.203      $18.067
Number of accumulation units
 outstanding at end of period         626,397      428,697
AETNA GROWTH AND
INCOME VP
Value at beginning of period          $25.265      $22.233       $17.246       $13.972
Value at end of period                $29.444      $25.265       $22.233       $17.246
Number of accumulation units
 outstanding at end of period      11,813,416   12,975,484    14,879,862    14,930,380
AETNA HIGH YIELD VP
Value at beginning of period           $9.244       $9.941(6)
Value at end of period                 $9.822       $9.244
Number of accumulation units
 outstanding at end of period          21,598       24,320
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period          $18.989      $14.538       $10.940       $10.000(7)
Value at end of period                $23.427      $18.989       $14.538       $10.940
Number of accumulation units
 outstanding at end of period       1,552,902    1,060,363       485,417        72,973
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period          $10.928       $9.950(8)
Value at end of period                $12.561      $10.928
Number of accumulation units
 outstanding at end of period          60,811       16,207
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period           $8.846       $9.407(6)
Value at end of period                 $9.727       $8.846
Number of accumulation units
 outstanding at end of period          76,971       53,460
AETNA INTERNATIONAL VP
Value at beginning of period           $9.798      $10.288(6)
Value at end of period                $14.718       $9.798
Number of accumulation units
 outstanding at end of period          44,538       29,000



                                       1995             1994         1993            1992            1991        1990
                                       ----             ----         ----            ----            ----        -----
AETNA ASCENT VP
Value at beginning of period          $10.000(1)
Value at end of period                $10.652
Number of accumulation units
 outstanding at end of period          16,791
AETNA BALANCED VP, INC
Value at beginning of period          $10.971           $11.164     $10.286         $12.717(2)       $10.882     $10.423
Value at end of period                $13.803           $10.971     $11.164         $10.286          $12.717     $10.882
Number of accumulation units
 outstanding at end of period       6,430,772         3,541,703     318,711           6,537        1,324,822     984,798
AETNA BOND VP
Value at beginning of period          $10.457           $11.006     $10.160         $37.815(3)       $32.066     $29.752
Value at end of period                $12.212           $10.457     $11.006         $10.160          $37.815     $32.066
Number of accumulation units
 outstanding at end of period       4,853,662         1,988,960     166,913           4,196          427,893     358,454
AETNA CROSSROADS VP
Value at beginning of period          $10.000(1)
Value at end of period                $10.594
Number of accumulation units
 outstanding at end of period          16,953
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period          $10.698           $10.940     $10.378         $84.249(5)       $67.496     $66.174
Value at end of period                $13.972           $10.698     $10.940         $10.378          $84.249     $67.496
Number of accumulation units
 outstanding at end of period      30,554,957        11,117,383     879,670           3,107          908,777     810,126
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                       1999             1998             1997             1996
                                       ----             ----             ----             -----
AETNA LEGACY VP
Value at beginning of period         $14.266          $13.441           $11.826           $10.443
Value at end of period               $15.164          $14.266           $13.441           $11.826
Number of accumulation units
 outstanding at end of period         77,496          120,312            54,849             7,510
AETNA MONEY MARKET VP
Value at beginning of period         $12.604          $12.041           $11.502           $11.007
Value at end of period               $13.145          $12.604           $12.041           $11.502
Number of accumulation units
 outstanding at end of period      2,521,960        2,102,275         2,066,545         2,421,519
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period          $8.903           $9.678(6)
Value at end of period                $8.464           $8.903
Number of accumulation units
 outstanding at end of period         60,993           23,760
AETNA SMALL
COMPANY VP
Value at beginning of period         $13.751          $13.704           $13.211(11)
Value at end of period               $17.859          $13.751           $13.704
Number of accumulation units
 outstanding at end of period        177,817           90,092             2,408
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period         $16.169          $12.632(4)
Value at end of period               $19.190          $16.169
Number of accumulation units
 outstanding at end of period         93,802           91,722
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period          $9.979(12)
Value at end of period               $13.801
Number of accumulation units
 outstanding at end of period         11,915
AIM V.I. GROWTH FUND
Value at beginning of period          $9.722(12)
Value at end of period               $12.111
Number of accumulation units
 outstanding at end of period         47,999
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period         $10.215(13)
Value at end of period               $11.756
Number of accumulation units
 outstanding at end of period         36,163
AIM V.I. VALUE FUND
Value at beginning of period          $9.764(14)
Value at end of period               $11.546
Number of accumulation units
 outstanding at end of period         83,637
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period         $20.708          $17.944           $15.056           $13.480
Value at end of period               $23.066          $20.708           $17.944           $15.056
Number of accumulation units
 outstanding at end of period         37,046           35,544            31,512            33,352
FIDELITY VIP
EQUITY-INCOME
PORTFOLIO
Value at beginning of period         $17.650          $15.930           $12.529           $11.054
Value at end of period               $18.627          $17.650           $15.930           $12.529
Number of accumulation units
 outstanding at end of period        519,885          630,682           744,774           544,657
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period         $19.430          $14.034           $11.451           $10.066
Value at end of period               $26.504          $19.430           $14.034           $11.451
Number of accumulation units
 outstanding at end of period        874,557          595,859           444,057           379,385
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period         $13.984          $12.496           $11.286           $10.052
Value at end of period               $19.796          $13.984           $12.496           $11.286
Number of accumulation units
 outstanding at end of period        182,517          141,714           102,509            70,271



                                     1995              1994           1993           1992           1991       1990
                                     ----              ----           ----           ----           ----       ----
AETNA LEGACY VP
Value at beginning of period         $10.000(9)
Value at end of period               $10.443
Number of accumulation units
 outstanding at end of period          2,222
AETNA MONEY MARKET VP
Value at beginning of period         $10.509           $10.223      $10.031         $34.122(10)  $32.431    $30.285
Value at end of period               $11.007           $10.509      $10.223         $10.031      $34.122    $32.431
Number of accumulation units
 outstanding at end of period      4,354,272         1,822,449       90,782           2,808      548,425    722,438
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period         $10.518           $11.010   $10.296         $10.000(15)
Value at end of period               $13.480           $10.518   $11.010         $10.296
Number of accumulation units
 outstanding at end of period         25,730               752     1,383              82
FIDELITY VIP
EQUITY-INCOME
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $11.054
Number of accumulation units
 outstanding at end of period        294,244
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.066
Number of accumulation units
 outstanding at end of period        288,576
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.052
Number of accumulation units
 outstanding at end of period         33,813

--------------------------------------------------------------------------------


                                     1999            1998              1997          1996
                                     ----            ----              ----          ----
FIDELITY VIP II
CONTRAFUND[RegTM]
PORTFOLIO
Value at beginning of period         $20.018       $15.517           $12.593        $10.468
Value at end of period               $24.687       $20.018           $15.517        $12.593
Number of accumulation units
 outstanding at end of period        732,243       779,942           710,711        569,561
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $20.726       $15.554           $13.909        $12.992
Value at end of period               $46.370       $20.726           $15.554        $13.909
Number of accumulation units
 outstanding at end of period      1,056,343       459,710           427,692        433,363
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $20.165       $15.130           $12.484        $10.835
Value at end of period               $25.370       $20.165           $15.130        $12.484
Number of accumulation units
 outstanding at end of period        545,606       241,070           152,646        111,525
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period         $15.731       $14.527           $13.096        $12.094
Value at end of period               $15.864       $15.731           $14.527        $13.096
Number of accumulation units
 outstanding at end of period        190,660       199,467            97,715         73,340
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $20.948       $15.558           $12.770        $10.870
Value at end of period               $29.936       $20.948           $15.558        $12.770
Number of accumulation units
 outstanding at end of period        668,409       244,107           197,548        144,443
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $21.626       $16.901           $13.940        $10.893
Value at end of period               $35.298       $21.626           $16.901        $13.940
Number of accumulation units
 outstanding at end of period      1,601,735     1,346,457         1,273,110        803,488
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $11.189       $14.025           $13.188        $10.479
Value at end of period               $12.670       $11.189           $14.025        $13.188
Number of accumulation units
 outstanding at end of period         65,370        92,175           106,926         73,699
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period         $10.053       $10.004(8)
Value at end of period               $15.814       $10.053
Number of accumulation units
 outstanding at end of period         38,363         9,360
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $9.929       $10.098(8)
Value at end of period               $10.133        $9.929
Number of accumulation units
 outstanding at end of period          3,553           625
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period         $27.097       $21.541           $21.225(11)
Value at end of period               $40.017       $27.097           $21.541
Number of accumulation units
 outstanding at end of period        202,966       167,065           164,474
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period         $19.769       $15.361           $15.547(11)
Value at end of period               $29.605       $19.769           $15.361
Number of accumulation units
 outstanding at end of period        457,665       562,097           598,078
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period         $15.703       $12.863           $13.110(11)
Value at end of period               $19.332       $15.703           $12.863
Number of accumulation units
 outstanding at end of period        331,760       428,785           462,383



                                      1995              1994               1993         1992   1991    1990
                                      ----              ----               ----         ----   ----    ----
FIDELITY VIP II
CONTRAFUND[RegTM]
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.468
Number of accumulation units
 outstanding at end of period        379,862
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $10.319           $10.000(16)
Value at end of period               $12.992           $10.319
Number of accumulation units
 outstanding at end of period        723,839           131,702
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.835
Number of accumulation units
 outstanding at end of period          7,772
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $9.886           $10.000(16)
Value at end of period               $12.094            $9.886
Number of accumulation units
 outstanding at end of period         84,048            15,893
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.870
Number of accumulation units
 outstanding at end of period         26,022
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.893
Number of accumulation units
 outstanding at end of period        227,582
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period          $9.079            $9.716            $10.000(17)
Value at end of period               $10.479            $9.079             $9.716
Number of accumulation units
 outstanding at end of period        162,462           141,076             27,908
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                   1999       1998           1997         1996   1995   1994   1993   1992   1991   1990
                                   ----       ----           ----         ----   ----   ----   ----   ----   ----   -----
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period    $21.359    $18.070          $17.838(11)
Value at end of period          $33.582    $21.359          $18.070
Number of accumulation units
 outstanding at end of period   331,362    257,953          280,633
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period    $18.407    $14.534          $14.237(11)
Value at end of period          $22.348    $18.407          $14.534
Number of accumulation units
 outstanding at end of period   314,992    335,510          360,615


-----------------
 (1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.

 (2) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $12.991. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

 (3) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

 (4) Funds were first received in this option during January 1998.

 (5) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

 (6) Funds were first received in this option during June 1998.

 (7) The initial accumulation unit value was established at $10.000 during September 1996 when the portfolio became available under the contract.

 (8) Funds were first received in this option during July 1998.

 (9) The initial accumulation unit value was established at $10.000 during September 1995, when the fund became available under the contract.

(10) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

(11) Funds were first received in this option during November 1997.

(12) Funds were first received in this option during August 1999.

(13) Funds were first received in this option during July 1999.

(14) Funds were first received in this option during May 1999.

(15) The initial accumulation unit value was established at $10.000 on November 2, 1992, the date on which the fund/portfolio became available under the contract.

(16) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.

(17) The initial accumulation unit value was established at $10.000 on May 26, 1993, the date on which the fund became available under the contract.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE II

          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for the period ended December 31, 1999, is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional
Information.




                                                                    1999
                                                                    ----
AETNA BALANCED VP, INC.
Value at beginning of period                                       $10.548(1)
Value at end of period                                             $11.902
Number of accumulation units outstanding at end of period            7,910
AETNA GROWTH VP
Value at beginning of period                                       $11.536(1)
Value at end of period                                             $15.094
Number of accumulation units outstanding at end of period            4,940
AETNA GROWTH AND INCOME VP
Value at beginning of period                                       $10.246(1)
Value at end of period                                             $11.882
Number of accumulation units outstanding at end of period           25,734
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                       $11.411(1)
Value at end of period                                             $13.677
Number of accumulation units outstanding at end of period           18,623
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                        $8.325(1)
Value at end of period                                             $10.485
Number of accumulation units outstanding at end of period               10
AETNA LEGACY VP
Value at beginning of period                                        $9.846(1)
Value at end of period                                             $10.713
Number of accumulation units outstanding at end of period            3,827
AETNA SMALL COMPANY VP
Value at beginning of period                                        $8.741(1)
Value at end of period                                             $12.352
Number of accumulation units outstanding at end of period           25,984
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                       $10.626(1)
Value at end of period                                             $13.007
Number of accumulation units outstanding at end of period           11,412
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $10.184(1)
Value at end of period                                             $10.651
Number of accumulation units outstanding at end of period              654
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $12.390(1)
Value at end of period                                             $16.024
Number of accumulation units outstanding at end of period            4,299
FIDELITY VIP II CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period                                       $11.460(1)
Value at end of period                                             $13.787
Number of accumulation units outstanding at end of period            5,461
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                       $12.588(1)
Value at end of period                                             $26.089
Number of accumulation units outstanding at end of period           11,071
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                       $12.137(1)
Value at end of period                                             $14.479
Number of accumulation units outstanding at end of period              436
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                       $10.355(1)
Value at end of period                                             $10.404
Number of accumulation units outstanding at end of period              978
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                       $12.040(1)
Value at end of period                                             $16.313
Number of accumulation units outstanding at end of period            4,195
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                       $10.532(1)
Value at end of period                                             $16.613
Number of accumulation units outstanding at end of period           17,701

--------------------------------------------------------------------------------



                                                                    1999
                                                                    ----
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                       $10.883(1)
Value at end of period                                             $15.732
Number of accumulation units outstanding at end of period              188
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                       $10.087(1)
Value at end of period                                             $16.210
Number of accumulation units outstanding at end of period           12,648
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                       $10.107(1)
Value at end of period                                             $15.541
Number of accumulation units outstanding at end of period              230
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                       $10.925(1)
Value at end of period                                             $13.248
Number of accumulation units outstanding at end of period            1,256



-----------------
(1) Funds were first received in this option during March 1999.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE III

          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The condensed financial information presented below for the period ended December 31, 1999, is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional
Information.




                                                                    1999
                                                                    ----
AETNA CROSSROADS VP
Value at beginning of period                                       $15.521(1)
Value at end of period                                             $16.474
Number of accumulation units outstanding at end of period            1,778
AETNA GROWTH VP
Value at beginning of period                                       $15.198(1)
Value at end of period                                             $18.142
Number of accumulation units outstanding at end of period            2,736
AETNA GROWTH AND INCOME VP
Value at beginning of period                                      $263.583(1)
Value at end of period                                            $285.280
Number of accumulation units outstanding at end of period              347
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $22.058(1)
Value at end of period                                             $26.366
Number of accumulation units outstanding at end of period              152
FIDELITY VIP II CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period                                       $23.549(1)
Value at end of period                                             $27.241
Number of accumulation units outstanding at end of period            4,166
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                       $32.641(1)
Value at end of period                                             $53.698
Number of accumulation units outstanding at end of period            2,972
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                       $21.430(1)
Value at end of period                                             $24.954
Number of accumulation units outstanding at end of period            3,842
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                       $25.578(1)
Value at end of period                                             $32.068
Number of accumulation units outstanding at end of period              597
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                       $26.861(1)
Value at end of period                                             $38.687
Number of accumulation units outstanding at end of period            1,791
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                       $33.592(1)
Value at end of period                                             $43.155
Number of accumulation units outstanding at end of period            1,516
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                       $21.207(1)
Value at end of period                                             $28.739
Number of accumulation units outstanding at end of period              547
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                       $21.843(1)
Value at end of period                                             $25.309
Number of accumulation units outstanding at end of period            1,557



-----------------
(1) Funds were first received in this option during September 1999.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE IV

          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.





                                     1999           1998             1997             1996
                                     ----           ----             ----             ----
AETNA ASCENT VP
Value at beginning of period         $15.855      $15.392           $12.999          $10.652
Value at end of period               $17.905      $15.855           $15.392          $12.999
Number of accumulation units
 outstanding at end of period         96,551      274,115           317,579           99,589
AETNA BALANCED VP, INC
Value at beginning of period         $21.929      $18.989           $15.698          $13.803
Value at end of period               $24.603      $21.929           $18.989          $15.698
Number of accumulation units
 outstanding at end of period      2,278,136    2,929,720         3,174,738        3,885,730
AETNA BOND VP
Value at beginning of period         $14.270      $13.361           $12.493          $12.212
Value at end of period               $13.988      $14.270           $13.361          $12.493
Number of accumulation units
 outstanding at end of period        887,371    1,129,589         1,168,988        1,947,629
AETNA CROSSROADS VP
Value at beginning of period         $15.095      $14.432           $12.430          $10.594
Value at end of period               $16.431      $15.095           $14.432          $12.430
Number of accumulation units
 outstanding at end of period        115,324      218,649           175,559           74,128
AETNA GROWTH VP
Value at beginning of period         $17.912      $13.173           $14.437(4)
Value at end of period               $23.875      $17.912           $13.173
Number of accumulation units
 outstanding at end of period        172,425      140,522             2,695
AETNA GROWTH AND
INCOME VP
Value at beginning of period         $24.907      $22.028           $17.173          $13.972
Value at end of period               $28.883      $24.907           $22.028          $17.173
Number of accumulation units
 outstanding at end of period      7,212,849    9,491,619        10,689,845       15,372,944
AETNA HIGH YIELD VP
Value at beginning of period          $9.212       $9.954(6)
Value at end of period                $9.739       $9.212
Number of accumulation units
 outstanding at end of period          2,827          605
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period         $18.772      $14.444           $10.924          $10.000(7)
Value at end of period               $23.044      $18.772           $14.444          $10.924
Number of accumulation units
 outstanding at end of period        347,854      527,155           266,429           89,498
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period         $10.891      $10.107(6)
Value at end of period               $12.455      $10.891
Number of accumulation units
 outstanding at end of period          6,907       17,011
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period          $8.815    $9.996(6)
Value at end of period                $9.645    $8.815
Number of accumulation units
 outstanding at end of period         15,816       55,564
AETNA INTERNATIONAL VP
Value at beginning of period          $9.765      $10.149(6)
Value at end of period               $14.594       $9.765
Number of accumulation units
 outstanding at end of period         10,655       35,872
AETNA LEGACY VP
Value at beginning of period         $14.064      $13.317           $11.776          $10.443
Value at end of period               $14.875      $14.064           $13.317          $11.776
Number of accumulation units
 outstanding at end of period        111,343      197,742           133,741           25,977



                                        1995             1994         1993             1992          1991        1990
                                        ----             ----         ----             ----          ----        ----
AETNA ASCENT VP
Value at beginning of period           $10.000(1)
Value at end of period                 $10.652
Number of accumulation units
 outstanding at end of period           16,791
AETNA BALANCED VP, INC
Value at beginning of period           $10.971            $11.164     $10.286         $12.717(2)    $10.882     $10.423
Value at end of period                 $13.803            $10.971     $11.164         $10.286       $12.717     $10.882
Number of accumulation units
 outstanding at end of period        6,430,772          3,541,703     318,711           6,537     1,324,822     984,798
AETNA BOND VP
Value at beginning of period           $10.457            $11.006     $10.160         $37.815(3)    $32.066     $29.752
Value at end of period                 $12.212            $10.457     $11.006         $10.160       $37.815     $32.066
Number of accumulation units
 outstanding at end of period        4,853,662          1,988,960     166,913           4,196       427,893     358,454
AETNA CROSSROADS VP
Value at beginning of period           $10.000(1)
Value at end of period                 $10.594
Number of accumulation units
 outstanding at end of period           16,953
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $10.698            $10.940     $10.378         $84.249(5)    $67.496     $66.174
Value at end of period                 $13.972            $10.698     $10.940         $10.378       $84.249     $67.496
Number of accumulation units
 outstanding at end of period       30,554,957         11,117,383     879,670           3,107       908,777     810,126
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.443
Number of accumulation units
 outstanding at end of period            2,222

--------------------------------------------------------------------------------


                                      1999             1998             1997           1996
                                      ----             ----             ----           ----
AETNA MONEY MARKET VP
Value at beginning of period        $12.425           $11.930          $11.453       $11.007
Value at end of period              $12.894           $12.425          $11.930       $11.453
Number of accumulation units
 outstanding at end of period     1,034,154        1,146,661          974,714      1,984,269
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $8.873           $10.095(6)
Value at end of period               $8.393            $8.873
Number of accumulation units
 outstanding at end of period         6,002            17,926
AETNA SMALL
COMPANY VP
Value at beginning of period        $13.633           $13.654          $13.503(4)
Value at end of period              $17.617           $13.633          $13.654
Number of accumulation units
 outstanding at end of period        19,165            91,992           17,392
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $16.030           $13.261          $12.904(4)
Value at end of period              $18.930           $16.030          $13.261
Number of accumulation units
 outstanding at end of period        23,354            60,870            6,194
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period        $10.008(9)
Value at end of period              $13.753
Number of accumulation units
 outstanding at end of period         2,630
AIM V.I. GROWTH FUND
Value at beginning of period         $9.663(9)
Value at end of period              $12.069
Number of accumulation units
 outstanding at end of period         1,843
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period         $9.568(9)
Value at end of period              $11.716
Number of accumulation units
 outstanding at end of period        10,587
AIM V.I. VALUE FUND
Value at beginning of period         $9.891(10)
Value at end of period              $11.506
Number of accumulation units
 outstanding at end of period         6,924
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $20.415           $17.779          $14.992          $13.480
Value at end of period              $22.626           $20.415          $17.779          $14.992
Number of accumulation units
 outstanding at end of period         8,236             8,742           20,122            6,303
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $17,400           $15.784          $12.475          $11.054
Value at end of period              $18.272           $17.400          $15.784          $12.475
Number of accumulation units
 outstanding at end of period       236,374           298,921          328,562          208,072
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $19.155           $13.904          $11.402          $10.066
Value at end of period              $25.999           $19.155          $13.904          $11.402
Number of accumulation units
 outstanding at end of period       474,649           324,558          229,060          199,720
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $13.786           $12.381          $11.238          $10.052
Value at end of period              $19.419           $13.786          $12.381          $11.238
Number of accumulation units
 outstanding at end of period        37,275            54,226           51,781           38,994
FIDELITY VIP II
CONTRAFUND[RegTM]
PORTFOLIO
Value at beginning of period        $19.735           $15.374          $12.540          $10.468
Value at end of period              $24.217           $19.735          $15.374          $12.540
Number of accumulation units
 outstanding at end of period       449,134           488,102          465,699          273,189



                                      1995            1994           1993           1992           1991       1990
                                      ----            ----           ----           ----           ----       ----
AETNA MONEY MARKET VP
Value at beginning of period         $10.509          $10.223      $10.031         $34.122(8)     $32.431    $30.285
Value at end of period               $11.007          $10.509      $10.223         $10.031        $34.122    $32.431
Number of accumulation units
 outstanding at end of period      4,354,272        1,822,449       90,782           2,808        548,425    722,438
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL
COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period         $10.518          $11.010      $10.296         $10.000(11)
Value at end of period               $13.480          $10.518      $11.010         $10.296
Number of accumulation units
 outstanding at end of period         25,730              752        1,383              82
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $11.054
Number of accumulation units
 outstanding at end of period        294,244
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.066
Number of accumulation units
 outstanding at end of period        288,576
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.052
Number of accumulation units
 outstanding at end of period         33,813
FIDELITY VIP II
CONTRAFUND[RegTM]
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.468
Number of accumulation units
 outstanding at end of period        379,862

--------------------------------------------------------------------------------


                                   1999          1998             1997          1996
                                   ----          ----             ----          ----
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period      $20.433       $15.410          $13.850       $12.992
Value at end of period            $45.486       $20.433          $15.410       $13.850
Number of accumulation units
 outstanding at end of period     828,592       512,154          469,230       590,904
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period      $19.880       $14.990          $12.431       $10.835
Value at end of period            $24.886       $19.880          $14.990       $12.431
Number of accumulation units
 outstanding at end of period     527,201       334,508          193,429        74,184
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period      $15.509       $14.393          $13.040       $12.094
Value at end of period            $15.562       $15.509          $14.393       $13.040
Number of accumulation units
 outstanding at end of period      73,596        85,517          109,812        96,128
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period      $20.651       $15.414          $12.716       $10.870
Value at end of period            $29.366       $20.651          $15.414       $12.716
Number of accumulation units
 outstanding at end of period     432,037       217,310          179,226       132,465
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period      $21.320       $16.745          $13.880       $10.893
Value at end of period            $34.626       $21.320          $16.745       $13.880
Number of accumulation units
 outstanding at end of period     902,510     1,069,704          953,522       520,275
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period      $11.030       $13.896          $13.132       $10.479
Value at end of period            $12.428       $11.030          $13.896       $13.132
Number of accumulation units
 outstanding at end of period      57,916        89,735          149,149       115,869
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period      $10.018       $10.027(6)
Value at end of period            $15.681       $10.018
Number of accumulation units
 outstanding at end of period      12,402         3,998
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period       $9.895        $9.952(6)
Value at end of period            $10.048        $9.895
Number of accumulation units
 outstanding at end of period       5,340         3,006
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period      $26.713       $21.343          $21.038(4)
Value at end of period            $39.254       $26.713          $21.343
Number of accumulation units
 outstanding at end of period     278,562       303,746          296,540
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period      $19.489       $15.219          $15.411(4)
Value at end of period            $29.040       $19.489          $15.219
Number of accumulation units
 outstanding at end of period     485,026       695,813          742,913
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period      $15.481       $12.744          $12.995(4)
Value at end of period            $18.963       $15.481          $12.744
Number of accumulation units
 outstanding at end of period     408,870       605,271          664,979
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period      $21.057       $17.903          $17.682(4)
Value at end of period            $32.942       $21.057          $17.903
Number of accumulation units
 outstanding at end of period     316,726       360,392          411,600



                                      1995              1994               1993         1992   1991   1990
                                      ----              ----               ----         ----   ----   ----
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $10.319           $10.000(12)
Value at end of period               $12.992           $10.319
Number of accumulation units
 outstanding at end of period        723,839           131,702
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.835
Number of accumulation units
 outstanding at end of period          7,772
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $9.886           $10.000(12)
Value at end of period               $12.094            $9.886
Number of accumulation units
 outstanding at end of period         84,048            15,893
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.870
Number of accumulation units
 outstanding at end of period         26,022
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.893
Number of accumulation units
 outstanding at end of period        227,582
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period          $9.079            $9.716            $10.000(13)
Value at end of period               $10.479            $9.079             $9.716
Number of accumulation units
 outstanding at end of period        162,462           141,076             27,908
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                  1999       1998          1997        1996   1995   1994   1993   1992   1991   1990
                                  ----       ----          ----        ----   ----   ----   ----   ----   ----   ----
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period    $18.146    $14.400         $14.112(4)
Value at end of period          $21.922    $18.146         $14.400
Number of accumulation units
 outstanding at end of period   177,799    287,914         231,297


-----------------
 (1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.


 (2) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $12.991. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

 (3) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

 (4) Funds were first received in this option during November 1997.

 (5) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

 (6) Funds were first received in this option during May 1998.

 (7) The initial accumulation unit value was established at $10.000 during September 1996, when the portfolio became available under the contract.

 (8) The accumulation unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

 (9) Funds were first received in this option during June 1999.

(10) Funds were first received in this option during May 1999.

(11) The initial accumulation unit value was established at $10.000 on November 2, 1992, the date on which the fund/portfolio became available under the contract.

(12) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.

(13) The initial accumulation unit value was established at $10.000 on May 26, 1993, the date on which the fund became available under the contract.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                    TABLE V

          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
    INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997 (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.





                                                                    1999              1998               1997
                                                                    ----             -----               ----
AETNA ASCENT VP
Value at beginning of period                                      $15.786            $15.364            $12.994(1)
Value at end of period                                            $17.783            $15.786            $15.364
Number of accumulation units outstanding at end of period           1,438              1,718                911
AETNA BALANCED VP, INC
Value at beginning of period                                      $21.834            $18.954            $15.823(1)
Value at end of period                                            $24.436            $21.834            $18.954
Number of accumulation units outstanding at end of period          28,079             30,064             25,112
AETNA BOND VP
Value at beginning of period                                      $14.208            $13.337            $12.417(1)
Value at end of period                                            $13.893            $14.208            $13.337
Number of accumulation units outstanding at end of period          22,155             18,429             36,018
AETNA CROSSROADS VP
Value at beginning of period                                      $15.030            $14.406            $12.428(1)
Value at end of period                                            $16.319            $15.030            $14.406
Number of accumulation units outstanding at end of period             470                458              7,855
AETNA GROWTH VP
Value at beginning of period                                      $17.834            $15.727(2)
Value at end of period                                            $23.713            $17.834
Number of accumulation units outstanding at end of period           5,532              2,089
AETNA GROWTH AND INCOME VP
Value at beginning of period                                      $24.800            $21.988            $17.728(1)
Value at end of period                                            $28.686            $24.800            $21.988
Number of accumulation units outstanding at end of period         134,360            148,051            188,162
AETNA HIGH YIELD VP
Value at beginning of period                                       $9.677(3)
Value at end of period                                             $9.698
Number of accumulation units outstanding at end of period             619
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                      $18.691            $14.418            $11.345(1)
Value at end of period                                            $22.887            $18.691            $14.418
Number of accumulation units outstanding at end of period          31,248             23,367             11,672
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                      $10.872             $8.579(4)
Value at end of period                                            $12.403            $10.872
Number of accumulation units outstanding at end of period           1,361              1,230
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                       $8.800             $7.685(5)
Value at end of period                                             $9.604             $8.800
Number of accumulation units outstanding at end of period           1,041                807
AETNA LEGACY VP
Value at beginning of period                                      $14.003            $13.292            $12.076(6)
Value at end of period                                            $14.774            $14.003            $13.292
Number of accumulation units outstanding at end of period             502              1,188                397
AETNA MONEY MARKET VP
Value at beginning of period                                      $12.372            $11.908            $11.572(1)
Value at end of period                                            $12.806            $12.372            $11.908
Number of accumulation units outstanding at end of period          28,274             32,767             23,882
AETNA SMALL COMPANY VP
Value at beginning of period                                      $13.574            $13.320(7)
Value at end of period                                            $17.497            $13.574
Number of accumulation units outstanding at end of period           1,733                797
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                      $15.960            $14.467(8)
Value at end of period                                            $18.801            $15.960
Number of accumulation units outstanding at end of period             299                 54
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                      $17.325            $15.755            $12.668(1)
Value at end of period                                            $18.147            $17.325            $15.755
Number of accumulation units outstanding at end of period           8,863              6,720              9,385
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $19.072            $13.879            $11.373(1)
Value at end of period                                            $25.822            $19.072            $13.879
Number of accumulation units outstanding at end of period          23,653             17,622              8,432

--------------------------------------------------------------------------------


                                                               = 1999            1998               1997
                                                                ----             ----               ----
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                   $13.727         $12.358             $11.356(1)
Value at end of period                                         $19.287         $13.727             $12.358
Number of accumulation units outstanding at end of period        1,319           1,827               2,264
FIDELITY VIP II CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period                                   $19.649         $15.346             $12.473(1)
Value at end of period                                         $24.052         $19.649             $15.346
Number of accumulation units outstanding at end of period       20,988          20,097              19,168
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                   $20.345         $15.382             $12.282(1)
Value at end of period                                         $45.177         $20.345             $15.382
Number of accumulation units outstanding at end of period       29,490          12,305              10,357
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                   $19.794         $14.963             $12.742(1)
Value at end of period                                         $24.717         $19.794             $14.963
Number of accumulation units outstanding at end of period        6,163           7,705               7,255
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                   $15.442         $14.367             $13.043(1)
Value at end of period                                         $15.456         $15.442             $14.367
Number of accumulation units outstanding at end of period        2,080           3,383               2,833
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                   $20.562         $15.386             $12.975(1)
Value at end of period                                         $29.166         $20.562             $15.386
Number of accumulation units outstanding at end of period       11,840           4,445               3,305
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                   $21.228         $16.714             $14.460(1)
Value at end of period                                         $34.390         $21.228             $16.714
Number of accumulation units outstanding at end of period       31,115          28,230              23,481
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                   $10.982         $13.870             $12.300(1)
Value at end of period                                         $12.344         $10.982             $13.870
Number of accumulation units outstanding at end of period          191             753               4,339
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                   $10.001          $9.378(9)
Value at end of period                                         $15.615         $10.001
Number of accumulation units outstanding at end of period          953              24
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                    $9.878          $9.889(9)
Value at end of period                                         $10.006          $9.878
Number of accumulation units outstanding at end of period          114              67
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                   $26.598         $21.304             $21.005(10)
Value at end of period                                         $38.987         $26.598             $21.304
Number of accumulation units outstanding at end of period        3,143           1,926               2,468
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                   $19.405         $15.192             $15.386(10)
Value at end of period                                         $28.843         $19.405             $15.192
Number of accumulation units outstanding at end of period       11,547          13,060              11,491
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                   $15.414         $12.721             $12.975(10)
Value at end of period                                         $18.834         $15.414             $12.721
Number of accumulation units outstanding at end of period       18,743          21,363              17,743
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                   $20.966         $17.870             $17.653(10)
Value at end of period                                         $32.718         $20.966             $17.870
Number of accumulation units outstanding at end of period        5,869           5,411               4,502
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                   $18.068         $14.374             $14.090(10)
Value at end of period                                         $21.773         $18.068             $14.374
Number of accumulation units outstanding at end of period       10,244          16,259              14,429


-----------------

 (1) Funds were first received in this option during April 1997.

 (2) Funds were first received in this option during May 1998.
 (3) Funds were first received in this option during April 1999.
 (4) Funds were first received in this option during October 1998.
 (5) Funds were first received in this option during September 1998.
 (6) Funds were first received in this option during May 1997.
 (7) Funds were first received in this option during January 1998.
 (8) Funds were first received in this option during March 1998.
 (9) Funds were first received in this option during December 1998.
(10) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE VI

                    FOR CONTRACTS CONTAINING LIMITS ON FEES
   (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.





                                                                  1999             1998              1997
                                                                  ----             ----              -----
AETNA ASCENT VP
Value at beginning of period                                      $15.942         $15.422            $13.943(1)
Value at end of period                                            $18.066         $15.942            $15.422
Number of accumulation units outstanding at end of period          21,776          24,014             23,868
AETNA BALANCED VP, INC
Value at beginning of period                                      $22.015         $19.016            $16.898(1)
Value at end of period                                            $24.762         $22.015            $19.016
Number of accumulation units outstanding at end of period         383,141         452,764            477,504
AETNA BOND VP
Value at beginning of period                                      $14.304         $13.373            $12.747(1)
Value at end of period                                            $14.042         $14.304            $13.373
Number of accumulation units outstanding at end of period         387,135         452,992            489,431
AETNA CROSSROADS VP
Value at beginning of period                                      $15.179         $14.461            $13.178(1)
Value at end of period                                            $16.579         $15.179            $14.461
Number of accumulation units outstanding at end of period           9,939          10,769             10,798
AETNA GROWTH AND INCOME VP
Value at beginning of period                                      $25.005         $22.060            $19.527(1)
Value at end of period                                            $29.069         $25.005            $22.060
Number of accumulation units outstanding at end of period       3,297,663       3,821,349          4,106,796
AETNA LEGACY VP
Value at beginning of period                                      $14.141         $13.343            $12.335(1)
Value at end of period                                            $14.497         $14.141            $13.343
Number of accumulation units outstanding at end of period               0           1,958              2,254
AETNA MONEY MARKET VP
Value at beginning of period                                      $12.425         $11.930            $11.654(1)
Value at end of period                                            $12.894         $12.425            $11.930
Number of accumulation units outstanding at end of period         457,619         505,775            580,412
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                      $17.400         $15.784            $14.017(1)
Value at end of period                                            $18.272         $17.400            $15.784
Number of accumulation units outstanding at end of period          11,370          13,539             35,342
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $19.155         $13.904            $12.498(1)
Value at end of period                                            $25.999         $19.155            $13.904
Number of accumulation units outstanding at end of period          32,858          24,195              3,029
FIDELITY VIP II CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period                                      $19.735         $15.374            $13.535(1)
Value at end of period                                            $24.217         $19.735            $15.374
Number of accumulation units outstanding at end of period          13,750          14,618             13,675
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $20.433         $15.410            $13.806(1)
Value at end of period                                            $45.486         $20.433            $15.410
Number of accumulation units outstanding at end of period          34,550          24,373             19,818
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $19.880         $14.990            $13.554(1)
Value at end of period                                            $24.886         $19.880            $14.990
Number of accumulation units outstanding at end of period          12,101           6,712              2,819
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                      $15.509         $14.630(2)
Value at end of period                                            $15.562         $15.509
Number of accumulation units outstanding at end of period           3,110           5,158
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $20.651         $15.414            $13.985(1)
Value at end of period                                            $29.366         $20.651            $15.414
Number of accumulation units outstanding at end of period          29,284           1,028                750
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $21.320         $16.745            $15.851(1)
Value at end of period                                            $34.626         $21.320            $16.745
Number of accumulation units outstanding at end of period          44,861          45,971             44,433
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                      $11.030         $13.896            $13.610(1)
Value at end of period                                            $12.428         $11.030            $13.896
Number of accumulation units outstanding at end of period           1,753           1,753              1,753

--------------------------------------------------------------------------------


                                                                 1999         1998            1997
                                                                 ----         ----            ----
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                    $26.713      $21.343         $21.038(3)
Value at end of period                                          $39.254      $26.713         $21.343
Number of accumulation units outstanding at end of period         9,451        9,947           8,563
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                    $19.489      $15.219         $15.411(3)
Value at end of period                                          $29.040      $19.489         $15.219
Number of accumulation units outstanding at end of period        12,142       11,330          11,848
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                    $15.481      $12.744         $12.995(3)
Value at end of period                                          $18.963      $15.481         $12.744
Number of accumulation units outstanding at end of period       135,420      148,963         141,582
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                    $21.057      $17.903         $17.682(3)
Value at end of period                                          $32.942      $21.057         $17.903
Number of accumulation units outstanding at end of period         4,496        5,245           3,986
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                    $18.146      $14.400         $14.112(3)
Value at end of period                                          $21.922      $18.146         $14.400
Number of accumulation units outstanding at end of period         4,491        4,730           3,310


-----------------

(1) Funds were first received in this option during June 1997.
(2) Funds were first received in this option during February 1998.
(3) Funds were first received in this option during November 1997.

                         For Master Applications Only

--------------------------------------------------------------------------------
I hereby acknowledge receipt of an Account B Group Deferred Variable Prospectus dated May 1, 2000 for Employer-Sponsored Deferred Compensation Plans, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.

--- Please send an Account B Statement of Additional Information (Form No. SAI.75996-00) dated May 1, 2000.


--------------------------------------------------------------------------------
                         CONTRACT HOLDER' S SIGNATURE



--------------------------------------------------------------------------------
                                     DATE

PROS.75996-00

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


              Statement of Additional Information dated May 1, 2000


             Group Variable Annuity Contracts for Employer-Sponsored
                           Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 2000.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-262-3862


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS


                                                                             Page
General Information and History..........................................      2
Variable Annuity Account B...............................................      2
Offering and Purchase of Contracts.......................................      3
Performance Data.........................................................      3
       General...........................................................      3
       Average Annual Total Return Quotations............................      4
Income Phase Payments....................................................      9
Sales Material and Advertising...........................................     10
Independent Auditors.....................................................     10
Financial Statements of the Separate Account.............................    S-1
Financial Statements of Aetna Life Insurance and Annuity Company.........    F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1999, the Company and its subsidiary life company had $53 billion invested through their products, including $39 billion in their separate accounts (of which the Company or its subsidiary, Aeltus Investment Management, Inc. oversees the management of $24 billion). The Company is ranked based on assets among the top 2% of all life insurance companies rated by A.M. Best Company as of December 31, 1998. The Company is an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:



o  Aetna Ascent VP                                                 o Fidelity Variable Insurance Products Fund (VIP) Growth
o  Aetna Balanced VP, Inc.                                           Portfolio
o  Aetna Income Shares d/b/a Aetna Bond VP                         o Fidelity Variable Insurance Products Fund (VIP) Overseas
o  Aetna Crossroads VP                                               Portfolio
o  Aetna Growth VP                                                 o Fidelity Variable Insurance Products Fund (VIP II)
o  Aetna Variable Fund d/b/a Aetna Growth and Income VP              Contrafund[RegTM] Portfolio
o Aetna High Yield VP*                                             o Janus Aspen Aggressive Growth Portfolio
o Aetna Index Plus Large Cap VP                                    o Janus Aspen Balanced Portfolio
o Aetna Index Plus Mid Cap VP                                      o Janus Aspen Flexible Income Portfolio
o Aetna Index Plus Small Cap VP                                    o Janus Aspen Growth Portfolio
o Aetna International VP                                           o Janus Aspen Worldwide Growth Portfolio
o Aetna Legacy VP                                                  o Lexington Natural Resources Trust**
o Aetna Variable Encore Fund d/b/a Aetna Money Market VP           o Oppenheimer Global Securities Fund/VA
o Aetna Real Estate Securities VP*                                 o Oppenheimer Strategic Bond Fund/VA
o Aetna Small Company VP                                           o Portfolio Partners, Inc. (PPI) MFS Capital Opportunities
o Aetna Technology VP                                                Portfolio (formerly PPI MFS Value Equity Portfolio)
o Aetna Value Opportunity VP                                       o Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
o AIM V.I. Capital Appreciation Fund                               o Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
o AIM V.I. Growth Fund                                             o Portfolio Partners, Inc. (PPI) Scudder International Growth
o AIM V.I. Growth and Income Fund                                    Portfolio
o AIM V.I. Value Fund                                              o Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity
o Calvert Social Balanced Portfolio                                  Portfolio
o Fidelity Variable Insurance Products Fund (VIP) Equity-
  Income Portfolio



* Effective May 15, 2000, transfers or deposits are not allowed into the subaccount investing in this fund, except those made pursuant to standing customer instructions (e.g., payroll deduction allocations, dollar cost averaging) in effect prior to this date.

** Transfer or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.


                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."


                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the corresponding subaccount of the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, if any, and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the corresponding subaccount of the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

   AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The tables below show the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1999 for the subaccounts under installment payment accounts with a $20 annual maintenance fee. Both sets of returns below reflect a mortality and expense risk charge of 1.25% annually and the 0.25% administrative expense charge applicable under some contracts. The non-standardized returns do not reflect the deduction of the early withdrawal charge. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.

For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.


                                                                     ---------------------------------------------------------------
                                                                                                                         Date
                                                                                                                     Contributions
                                                                                 STANDARDIZED                       First Received
                                                                                                                       Under the
                                                                                                                    Separate Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Since
                             SUBACCOUNT                         1 Year       5 Year       10 Year     Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                  7.01%                                  12.46%       08/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                       6.31%       16.01%       11.58%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                (7.11%)      4.64%         6.11%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                              3.14%                                  10.27%       08/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                 26.31%                                  31.59%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                   9.88%        20.43%       13.80%
------------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP                                             0.18%                                  (4.67%)       05/21/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                   16.32%                                  26.01%       10/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                     8.37%                                   9.68%        05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                   3.67%                                  (5.35%)       05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                          41.62%                                  20.40%       05/05/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                  0.22%                                   8.09%       08/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                    (1.67%)        2.85%        3.75%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                (10.37%)                                (13.51%)      05/06/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                          22.45%                                  16.02%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                      11.90%                                  20.70%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                              35.34%                                  56.56%       10/02/1998
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                            26.56%                                  51.38%       10/02/1998
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                 25.63%                                  48.32%       10/02/1998
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                             21.56%                                  45.17%       10/02/1998
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                               5.02%        15.08%                     10.91%       11/30/1992
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                            (0.50%)      15.65%                     15.64%       12/30/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                   28.62%       26.50%                     26.48%       12/30/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                 33.48%                                  15.73%       01/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM] Portfolio                     16.28%                                  21.61%       06/30/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                        110.95%       32.83%                     31.22%       10/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                  18.62%                                  21.57%       01/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                           (4.92%)       8.11%                      7.59%       10/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                    34.75%       26.64%                     24.48%       07/29/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                          53.90%                                  32.18%       04/28/1995
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                6.77%        5.13%                      2.39%       05/28/1993
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                           48.32%                                  25.56%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                             (3.77%)                                  1.02%        05/30/1997
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                         39.24%                                  31.17%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital Opportunities(3)    39.24%       24.73%                     16.90%       11/30/1992
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                             41.20%                                  31.79%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)           41.20%       23.14%                     17.35%       09/30/1993
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                               16.08%                                  16.62%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research
  Growth(3)                                                     16.08%       10.35%                     9.15%        08/31/1992
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                      48.25%                                  31.07%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI Scudder
  International Growth(3)                                       48.25%       18.24%                     15.64%       08/31/1992
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                       14.47%                                  20.16%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)        14.47%                                  22.02%       02/28/1995
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.29%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.
(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.


                                                                   -----------------------------------------------------------------
                                                                                                                           Fund
                                                                                       NON-STANDARDIZED                 Inception
                                                                                                                           Date
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Since
                            SUBACCOUNT                       1 Year      3 Years    5 Years    10 Years   Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                              12.64%      10.98%                              14.33%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                   11.91%      15.86%      17.20%     11.58%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                             (2.22%)      3.58%      5.72%       6.11%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                           8.57%       9.47%                              12.04%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                              32.96%      33.19%                              33.22%     12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                15.67%      18.62%      21.67%     13.80%
------------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP                                           5.46%                                          2.43%      12/10/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                22.44%      27.93%                              28.56%     09/16/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                  14.08%                                          19.74%     12/16/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                 9.13%                                          5.06%      12/19/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                       49.08%                                          33.42%     12/22/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                               5.50%       7.82%                              9.70%      07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                   3.51%       3.76%      3.91%       3.75%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                              (5.65%)                                        (8.24%)     12/15/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                       28.90%      19.36%                              19.76%     12/27/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                   17.79%      24.93%                              25.32%     12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           42.46%      23.25%      23.73%                  20.52%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                         33.22%      30.07%      27.73%                  21.11%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                              32.25%      27.26%      26.29%                  22.65%     05/02/1994
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                          27.96%      26.71%      25.35%                  21.25%     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                         10.55%      14.41%      16.26%     10.39%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                       4.74%      13.28%      16.84%     12.79%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                             35.39%      31.29%      27.80%     18.15%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                           40.50%      19.69%      15.62%      9.77%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund [RegTM] Portfolio                 22.40%      24.21%                              25.85%     01/03/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                      122.05%     48.27%      34.20%                  32.42%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                               24.87%      25.71%      22.82%                  18.82%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                         0.09%       5.80%      9.22%                   6.88%      09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                 41.84%      31.85%      27.95%                  22.43%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                       62.00%      35.28%      31.61%                  27.78%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                            12.39%      (2.07%)     6.21%                   4.43%      10/14/1991
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        56.12%      28.39%      19.85%                  15.05%     11/12/1990
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                            1.29%       3.21%      6.63%                   4.59%      05/03/1993
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                      46.57%                                          34.42%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
  Opportunities(3)                                           46.57%      31.57%      26.01%     14.59%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                          48.63%                                          35.06%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)        48.63%      26.88%      24.41%     18.18%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                            22.19%                                          19.51%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research
Growth(3)                                                    22.19%      12.27%      11.49%      9.18%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                   56.05%                                          34.33%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI Scudder
  International Growth(3)                                    56.05%      25.26%      19.46%     11.89%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                    20.50%                                          23.14%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)     20.50%      24.15%      23.48%     18.45%
------------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.29%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.
(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
--------
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be
20.414. The value of this number of Annuity Units will be paid in each subsequent month.


If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second income phase payment is due.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT B

                                      Index

                                                                           Page

Statement of Assets and Liabilities........................................S-2

Statement of Operations....................................................S-8

Statements of Changes in Net Assets........................................S-8

Condensed Financial Information............................................S-9

Notes to Financial Statements..............................................S-19

Independent Auditors' Report...............................................S-33

Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1999

ASSETS:
Investments, at net asset value: (Note 1)

                                                                                         Net
                                                    Shares             Cost             Assets
                                                    ------             ----             ------
 Aetna Ascent VP:                                1,339,218   $   19,497,391     $   19,981,127
 Aetna Balanced VP, Inc.:                       13,294,723      200,294,733        206,998,843
 Aetna Bond VP:                                  8,139,100      105,951,065         99,052,842
 Aetna Crossroads VP:                            1,811,648       24,397,709         24,946,398
 Aetna Get Fund, Series C:                         557,907        6,337,611          7,124,468
 Aetna Get Fund, Series D:                      16,585,252      167,045,093        176,632,929
 Aetna Get Fund, Series E:                      35,440,889      358,288,306        381,698,376
 Aetna Get Fund, Series G:                      20,429,610      205,920,149        211,855,059
 Aetna Get Fund, Series H:                         172,261        1,724,516          1,726,955
 Aetna Growth and Income VP:                    38,230,584    1,242,232,773      1,173,296,609
 Aetna Growth VP:                                4,099,459       62,421,793         71,002,637
 Aetna High Yield VP:                               27,918          261,762            245,682
 Aetna Index Plus Large Cap VP:                 11,455,392      215,316,778        239,074,027
 Aetna Index Plus Mid Cap VP:                       69,900          908,995            866,762
 Aetna Index Plus Small Cap VP:                     83,607          815,021            911,313
 Aetna International VP:                           285,162        4,209,331          4,539,776
 Aetna Legacy VP:                                2,367,470       29,607,908         29,569,704
 Aetna Money Market VP:                         16,084,329      214,007,331        215,772,879
 Aetna Real Estate Securities VP:                  250,934        2,121,243          1,939,720
 Aetna Small Company VP:                         1,549,015       19,347,626         25,589,722
 Aetna Value Opportunity VP:                     1,030,379       14,096,136         16,918,826
 AIM V.I. Funds:
  Capital Appreciation Fund:                       280,246        7,859,362          9,971,139
  Growth and Income Fund:                          743,596       19,743,238         23,490,185
  Growth Fund:                                     587,010       16,219,102         18,931,063
  Value Fund:                                    1,248,557       37,154,670         41,826,668
 Alger American Funds:
  Balanced Portfolio:                              399,088        4,045,034          6,213,801
  Income & Growth Portfolio:                     1,085,760       10,917,112         19,087,670
  Leveraged AllCap Portfolio:                      433,195       10,067,916         25,112,341
 American Century VP Funds:
  Balanced Fund:                                   443,179        3,338,472          3,452,367
  International Fund:                              599,923        4,078,203          7,499,031
 Calvert Social Balanced Portfolio:              1,193,697        2,580,920          2,589,130
 Federated Insurance Series:
  American Leaders Fund II:                      6,011,859      101,875,749        125,166,912
  Equity Income Fund II:                         1,866,873       23,409,796         30,392,700
  Growth Strategies Fund II:                     1,511,581       23,895,134         46,677,628
  High Income Bond Fund II:                      4,082,647       42,574,388         41,806,306
  International Equity Fund II:                  1,046,515       13,236,657         28,925,669
  Prime Money Fund II:                           8,657,471        8,657,471          8,657,471
  U.S. Government Securities Fund II:            1,213,486       12,886,100         12,814,411
  Utility Fund II:                               1,850,767       22,657,976         26,558,505
 Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio:                       7,458,378      173,930,775        191,754,908
  Growth Portfolio:                              3,804,524      141,323,786        208,982,521
  High Income Portfolio:                         5,543,291       65,301,314         62,694,624
  Overseas Portfolio:                              732,104       15,274,074         20,088,940

Variable Annuity Account B

                                                                                                Net
                                                       Shares               Cost               Assets
                                                       ------               ----               ------
 Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio:                          1,152,622     $   19,622,237     $     21,519,462
  Contrafund Portfolio:                             8,061,682        178,179,619          234,998,024
  Index 500 Portfolio:                              1,018,264        137,567,179          170,467,635
  Investment Grade Bond Portfolio:                    338,820          4,044,947            4,120,050
 Janus Aspen Series:
  Aggressive Growth Portfolio:                      4,601,525        174,527,385          274,665,000
  Balanced Portfolio:                               6,637,676        145,141,742          185,323,915
  Flexible Income Portfolio:                        1,714,747         20,581,641           19,582,411
  Growth Portfolio:                                 6,624,687        166,042,220          222,920,706
  Worldwide Growth Portfolio:                      10,088,356        298,223,051          481,718,979
 Lexington Emerging Markets Fund, Inc.:               200,939          1,994,956            2,574,027
 Lexington Natural Resources Trust Fund:              253,314          3,663,108            3,168,963
 MFS Funds:
  Global Government Series:                           163,850          1,695,439            1,643,414
  Total Return Series:                              2,861,377         48,938,636           50,789,444
 Mitchell Hutchins Series Trust:
  Growth & Income Portfolio:                           49,539            735,854              809,956
  Small Cap Portfolio:                                 11,313            163,053              172,522
  Tactical Allocation Portfolio:                      446,856          7,328,726            7,364,195
 Oppenheimer Funds:
  Aggressive Growth Fund/VA:                          375,791         22,642,573           30,931,348
  Global Securities Fund/VA:                          284,758          7,200,987            9,513,748
  Main Street Growth & Income Fund/VA:              2,288,522         48,877,782           56,366,293
  Strategic Bond Fund/VA:                           3,983,514         19,810,756           19,798,066
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:              2,212,287        118,884,638          183,243,707
  PPI MFS Research Growth Portfolio:                6,937,544         76,162,887          102,536,898
  PPI MFS Value Equity Portfolio:                   1,003,064         37,923,777           54,937,791
  PPI Scudder International Growth Portfolio:       1,390,831         31,810,842           35,452,273
  PPI T. Rowe Price Growth Equity Portfolio:        1,921,115         85,993,480          126,793,561
                                                                  --------------     ----------------
NET ASSETS                                                        $5,313,588,034     $  6,173,851,032
                                                                  ==============     ================

Variable Annuity Account B

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period:
(Notes 1 and 6)

Aetna Ascent VP:
  Annuity contracts in accumulation ..............................................  $ 19,981,127
Aetna Balanced VP, Inc.:
  Annuity contracts in accumulation ..............................................   180,920,898
  Annuity contracts in payment period ............................................    26,077,945
Aetna Bond VP:
  Annuity contracts in accumulation ..............................................    93,390,139
  Annuity contracts in payment period ............................................     5,662,703
Aetna Crossroads VP:
  Annuity contracts in accumulation ..............................................    23,405,948
  Annuity contracts in payment period ............................................     1,540,450
Aetna Get Fund, Series C:
  Annuity contracts in accumulation ..............................................     7,124,468
Aetna Get Fund, Series D:
  Annuity contracts in accumulation ..............................................   176,632,929
Aetna Get Fund, Series E:
  Annuity contracts in accumulation ..............................................   381,698,376
Aetna Get Fund, Series G:
  Annuity contracts in accumulation ..............................................   211,855,059
Aetna Get Fund, Series H:
  Annuity contracts in accumulation ..............................................     1,726,955
Aetna Growth and Income VP:
  Annuity contracts in accumulation ..............................................   980,638,280
  Annuity contracts in payment period ............................................   192,658,329
Aetna Growth VP:
  Annuity contracts in accumulation ..............................................    66,260,594
  Annuity contracts in payment period ............................................     4,742,043
Aetna High Yield VP:
  Annuity contracts in accumulation ..............................................       245,682
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ..............................................   198,210,089
  Annuity contracts in payment period ............................................    40,863,938
Aetna Index Plus Mid Cap VP:
  Annuity contracts in accumulation ..............................................       866,762
Aetna Index Plus Small Cap VP:
  Annuity contracts in accumulation ..............................................       911,313
Aetna International VP:
  Annuity contracts in accumulation ..............................................     4,434,269
  Annuity contracts in payment period ............................................       105,507
Aetna Legacy VP:
  Annuity contracts in accumulation ..............................................    26,597,646
  Annuity contracts in payment period ............................................     2,972,058
Aetna Money Market VP:
  Annuity contracts in accumulation ..............................................   214,710,443
  Annuity contracts in payment period ............................................     1,062,436
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ..............................................     1,925,817
  Annuity contracts in payment period ............................................        13,903

Variable Annuity Account B

Aetna Small Company VP:
  Annuity contracts in accumulation ...........  $ 25,125,952
  Annuity contracts in payment period .........       463,770
Aetna Value Opportunity VP:
  Annuity contracts in accumulation ...........    16,918,826
AIM V.I. Funds:
 Capital Appreciation Fund:
  Annuity contracts in accumulation ...........     9,923,942
  Annuity contracts in payment period .........        47,197
 Growth and Income Fund:
  Annuity contracts in accumulation ...........       789,296
  Annuity contracts in payment period .........    22,700,889
 Growth Fund:
  Annuity contracts in accumulation ...........    18,608,980
  Annuity contracts in payment period .........       322,083
 Value Fund:
  Annuity contracts in accumulation ...........    40,884,392
  Annuity contracts in payment period .........       942,276
Alger American Funds:
 Balanced Portfolio:
  Annuity contracts in accumulation ...........     6,213,801
 Income & Growth Portfolio:
  Annuity contracts in accumulation ...........    19,087,670
 Leveraged AllCap Portfolio:
  Annuity contracts in accumulation ...........    25,112,341
American Century VP Funds:
 Balanced Fund:
  Annuity contracts in accumulation ...........     3,452,367
 International Fund:
  Annuity contracts in accumulation ...........     7,499,031
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ...........     2,589,130
Federated Insurance Series:
 American Leaders Fund II:
  Annuity contracts in accumulation ...........        61,038
  Annuity contracts in payment period .........   125,105,874
 Equity Income Fund II:
  Annuity contracts in accumulation ...........    30,384,515
  Annuity contracts in payment period .........         8,185
 Growth Strategies Fund II:
  Annuity contracts in accumulation ...........    46,677,628
 High Income Bond Fund II:
  Annuity contracts in accumulation ...........    41,788,490
  Annuity contracts in payment period .........        17,816
 International Equity Fund II:
  Annuity contracts in accumulation ...........    28,925,669
 Prime Money Fund II:
  Annuity contracts in accumulation ...........     8,657,471
 U.S. Government Securities Fund II:
  Annuity contracts in accumulation ...........    12,814,411

Variable Annuity Account B

 Utility Fund II:
  Annuity contracts in accumulation ...........  $ 26,498,835
  Annuity contracts in payment period .........        59,670
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation ...........   191,754,908
 Growth Portfolio:
  Annuity contracts in accumulation ...........   208,982,521
 High Income Portfolio:
  Annuity contracts in accumulation ...........    61,938,947
  Annuity contracts in payment period .........       755,677
 Overseas Portfolio:
  Annuity contracts in accumulation ...........    20,088,940
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation ...........    21,519,462
 Contrafund Portfolio:
  Annuity contracts in accumulation ...........   234,998,024
 Index 500 Portfolio:
  Annuity contracts in accumulation ...........   170,467,635
 Investment Grade Bond Portfolio:
  Annuity contracts in accumulation ...........     4,120,050
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation ...........   274,665,000
 Balanced Portfolio:
  Annuity contracts in accumulation ...........   185,323,915
 Flexible Income Portfolio:
  Annuity contracts in accumulation ...........    19,582,411
 Growth Portfolio:
  Annuity contracts in accumulation ...........     9,348,397
  Annuity contracts in payment period .........   213,572,309
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation ...........    11,305,698
  Annuity contracts in payment period .........   470,413,281
Lexington Emerging Markets Fund, Inc.:
  Annuity contracts in accumulation ...........     2,574,027
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation ...........     3,168,963
MFS Funds:
 Global Government Series:
  Annuity contracts in accumulation ...........     1,643,414
 Total Return Series:
  Annuity contracts in accumulation ...........    50,789,444
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
  Annuity contracts in accumulation ...........       809,956
 Small Cap Portfolio:
  Annuity contracts in accumulation ...........       172,522
 Tactical Allocation Portfolio:
  Annuity contracts in accumulation ...........     7,364,195

Variable Annuity Account B

Oppenheimer Funds:
 Aggressive Growth Fund/VA:
  Annuity contracts in accumulation ...........    $   29,291,524
  Annuity contracts in payment period .........         1,639,824
 Global Securities Fund/VA:
  Annuity contracts in accumulation ...........         9,513,748
 Main Street Growth & Income Fund/VA:
  Annuity contracts in accumulation ...........        56,214,303
  Annuity contracts in payment period .........           151,990
 Strategic Bond Fund/VA:
  Annuity contracts in accumulation ...........        19,569,256
  Annuity contracts in payment period .........           228,810
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ...........       181,712,440
  Annuity contracts in payment period .........         1,531,267
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ...........       102,536,898
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ...........        53,173,898
  Annuity contracts in payment period .........         1,763,893
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ...........        35,328,550
  Annuity contracts in payment period .........           123,723
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ...........           723,814
  Annuity contracts in payment period .........       126,069,747
                                                   --------------
                                                   $6,173,851,032
                                                   ==============


See Notes to Financial Statements

Variable Annuity Account B

STATEMENT OF OPERATIONS

                                                                     Year Ended
                                                                  December 31, 1999
                                                                  -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ...................................................     $  372,453,223
Expenses: (Notes 2 and 5)
 Valuation period deductions .................................        (59,498,930)
                                                                   --------------
Net investment income ........................................     $  312,954,293
                                                                   --------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales .........................................     $1,971,718,606
 Cost of investments sold ....................................      1,728,629,845
                                                                   --------------
  Net realized gain on investments ...........................        243,088,761
                                                                   --------------
Net unrealized gain on investments: (Note 5)
 Beginning of year ...........................................        349,806,583
 End of year .................................................        860,262,998
                                                                   --------------
  Net change in unrealized gain on investments ...............        510,456,415
                                                                   --------------
Net realized and unrealized gain on investments ..............        753,545,176
                                                                   --------------
Net increase in net assets resulting from operations .........     $1,066,499,469
                                                                   ==============


See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Year Ended December 31,
                                                                                 1999                1998
                                                                                 ----                ----
FROM OPERATIONS:
Net investment income ..................................................    $  312,954,293      $  283,508,891
Net realized gain on investments .......................................       243,088,761         143,410,533
Net change in unrealized gain on investments ...........................       510,456,415          94,282,077
                                                                            --------------      --------------
Net increase in net assets resulting from operations ...................     1,066,499,469         521,201,501
                                                                            --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ............................       659,312,376         489,286,251
Transfers from the Company for mortality guarantee adjustments .........         2,250,831            (906,373)
Transfers from the Company's fixed account options .....................       818,802,585         212,914,994
Transfer to the Company's other variable annuity accounts ..............           644,115                   0
Redemptions by contract holders ........................................      (300,870,502)       (167,845,102)
Annuity payments .......................................................       (30,374,265)        (22,421,712)
Other ..................................................................         1,018,001           1,896,006
                                                                            --------------      --------------
 Net increase in net assets from unit transactions (Note 6) ............     1,150,783,141         512,924,064
                                                                            --------------      --------------
Change in net assets ...................................................     2,217,282,610       1,034,125,565
NET ASSETS:
Beginning of year ......................................................     3,956,568,422       2,922,442,857
                                                                            --------------      --------------
End of year ............................................................    $6,173,851,032      $3,956,568,422
                                                                            ==============      ==============


See Notes to Financial Statements

Variable Annuity Account B

Condensed Financial Information - Year Ended December 31, 1999

-----------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit       Increase (Decrease)                Units
                                              --------           in Value of                 Outstanding     Reserves
                                      Beginning   End of        Accumulation                    at End        at End
                                       of Year     Year             Unit                       of Year       of Year
-----------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Non-Qualified V                        $15.855   $17.905           12.93%                    96,550.7    $ 1,728,713
Non-Qualified V (0.75)                  16.082    18.253           13.50%                   129,604.8      2,365,645
Non-Qualified VII                       15.769    17.779           12.75%                   742,494.1     13,200,807
Non-Qualified VIII                      14.012    15.822           12.92%                   143,277.9      2,266,982
Non-Qualified IX                        15.786    17.783           12.65%                     1,438.0         25,572
Non-Qualified X                         15.942    18.066           13.32%                    21,775.7        393,408
--------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Non-Qualified V                         21.929    24.603           12.19%                 2,278,135.6     56,049,439
Non-Qualified V (0.75)                  22.244    25.081           12.75%                 1,579,287.7     39,610,851
Non-Qualified VI                        18.445    20.706           12.26%                    37,676.9        780,148
Non-Qualified VII                       21.507    24.091           12.01%                 2,243,589.9     54,049,730
Non-Qualified VIII                      15.212    17.066           12.19%                   456,096.7      7,783,834
Non-Qualified IX                        21.834    24.436           11.92%                    28,079.2        686,140
Non-Qualified X                         22.015    24.762           12.48%                   383,141.3      9,487,227
Non-Qualified XI                        18.517    20.840           12.55%                     5,143.3        107,184
Non-Qualified XII                       10.548    11.902           12.84%      (2)            7,910.4         94,148
Non-Qualified XIII                      10.337    11.632           12.53%                   417,961.2      4,861,556
Non-Qualified XIV                       10.323    11.581           12.19%                   403,186.5      4,669,198
Non-Qualified XV                        10.316    11.555           12.01%                   237,245.60     2,741,443
Annuity contracts in payment period                                                                       26,077,945
--------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Non-Qualified V                         14.270    13.988           (1.98%)                  887,370.7     12,412,832
Non-Qualified V (0.75)                  14.475    14.260           (1.49%)                1,654,932.3     23,599,990
Non-Qualified VI                        13.041    12.792           (1.91%)                   43,965.0        562,381
Non-Qualified VII                       13.998    13.700           (2.13%)                1,967,951.2     26,960,637
Non-Qualified VIII                      11.910    11.674           (1.98%)                  487,813.6      5,694,656
Non-Qualified IX                        14.208    13.893           (2.22%)                   22,155.4        307,807
Non-Qualified X                         14.304    14.042           (1.83%)                  387,135.1      5,436,287
Non-Qualified XI                        13.072    12.841           (1.77%)                    4,285.2         55,026
Non-Qualified XIII                      10.319    10.145           (1.69%)                  708,744.3      7,190,136
Non-Qualified XIV                       10.305    10.101           (1.98%)                  806,342.7      8,144,472
Non-Qualified XV                        10.298    10.078           (2.14%)                  300,240.3      3,025,915
Annuity contracts in payment period                                                                        5,662,703
--------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Non-Qualified V                         15.095    16.431            8.85%                   115,323.8      1,894,869
Non-Qualified V (0.75)                  15.312    16.750            9.39%                   124,068.8      2,078,187
Non-Qualified VII                       15.013    16.316            8.68%                   947,775.8     15,463,446
Non-Qualified VIII                      13.588    14.789            8.84%                   254,767.3      3,767,710
Non-Qualified IX                        15.030    16.319            8.58%                       469.8          7,667
Non-Qualified X                         15.179    16.579            9.22%                     9,938.7        164,777
Non-Qualified XVII                      15.521    16.474            6.14%      (8)            1,778.00        29,292
Annuity contracts in payment period                                                                        1,540,450
--------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Non-Qualified V                         15.904    19.358           21.72%                    51,240.5        991,932
Non-Qualified V (0.75)                  16.087    19.679           22.33%                   302,695.5      5,956,780
Non-Qualified IX                        15.835    19.227           21.42%                     9,141.2        175,756
--------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Non-Qualified V                         10.062    10.726            6.60%                 2,241,700.8     24,043,761
Non-Qualified V (0.75)                  10.073    10.792            7.14%                 1,808,945.0     19,521,878
Non-Qualified VII                       10.058    10.704            6.42%                 5,471,517.0     58,567,813
Non-Qualified VIII                      10.136    10.739            5.95%      (3)        2,431,960.4     26,117,416
Non-Qualified IX                        10.063    10.693            6.26%      (1)              309.5          3,309
Non-Qualified X                         10.062    10.726            6.60%                   183,152.7      1,964,436
Non-Qualified XII                        9.997    10.785            7.88%      (2)            3,713.7         40,053
Non-Qualified XIII                      10.072    10.769            6.92%                 1,700,909.8     18,316,499

Variable Annuity Account B

-----------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit         Increase (Decrease)            Units
                                              --------            in Value of              Outstanding       Reserves
                                        Beginning   End of        Accumulation               at End           at End
                                         of Year     Year             Unit                   of Year         of Year
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D (continued):
Non-Qualified XIV                       $ 10.066   $ 10.730            6.60%                1,875,931.5    $ 20,127,863
Non-Qualified XV                          10.063     10.710            6.43%                  740,420.7       7,929,901
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Non-Qualified V                           10.001     10.760            7.59%       (5)      1,905,050.2      20,498,554
Non-Qualified V (0.75)                    10.015     10.789            7.73%       (5)        220,007.1       2,373,760
Non-Qualified VII                         10.012     10.743            7.30%       (5)      4,068,992.1      43,712,319
Non-Qualified VIII                        10.012     10.752            7.39%       (5)        534,700.9       5,748,947
Non-Qualified X                           10.013     10.766            7.52%       (5)        146,177.0       1,573,775
Non-Qualified XIII                        10.012     10.770            7.57%       (5)     10,224,328.7     110,111,245
Non-Qualified XIV                         10.012     10.752            7.39%       (5)      9,636,860.3     103,612,689
Non-Qualified XV                          10.012     10.743            7.30%       (5)      8,756,301.1      94,067,087
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Non-Qualified V                            9.999     10.370            3.71%       (8)        278,908.9       2,892,221
Non-Qualified V (0.75)                    10.006     10.386            3.80%       (8)        176,701.3       1,835,189
Non-Qualified VII                          9.998     10.363            3.65%       (8)      2,759,663.2      28,599,474
Non-Qualified VIII                        10.003     10.368            3.65%       (8)        456,778.0       4,735,998
Non-Qualified X                           10.071     10.377            3.04%       10)         12,410.4         128,778
Non-Qualified XIII                         9.998     10.378            3.80%       (8)      5,406,495.6      56,108,725
Non-Qualified XIV                          9.998     10.368            3.70%       (8)      7,314,314.2      75,836,777
Non-Qualified XV                           9.998     10.363            3.65%       (8)      4,025,505.7      41,717,897
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Non-Qualified V                           10.005     10.020            0.15%      (11)          2,530.3          25,352
Non-Qualified VII                         10.001     10.019            0.18%      (11)         25,606.9         256,555
Non-Qualified VIII                        10.005     10.020            0.15%      (11)         15,022.0         150,515
Non-Qualified XIII                        10.001     10.021            0.20%      (11)         30,915.2         309,801
Non-Qualified XIV                         10.000     10.020            0.20%      (11)         60,328.2         604,471
Non-Qualified XV                          10.001     10.019            0.18%      (11)         37,954.0         380,261
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Non-Qualified 1964                       267.347    310.020           15.96%                      958.7         297,208
Non-Qualified V                           24.907     28.883           15.96%                7,212,849.3     208,327,406
Non-Qualified V (0.75)                    25.265     29.444           16.54%               11,813,415.6     347,835,862
Non-Qualified VI                          23.322     27.061           16.03%                1,662,948.1      45,001,830
Non-Qualified VII                         24.839     28.758           15.78%                7,621,660.3     219,185,741
Non-Qualified VIII                        16.604     19.253           15.95%                1,372,571.6      26,426,472
Non-Qualified IX                          24.800     28.686           15.67%                  134,360.2       3,854,314
Non-Qualified X                           25.005     29.069           16.25%                3,297,663.1      95,859,271
Non-Qualified XI                          23.414     27.236           16.32%                   41,567.6       1,132,126
Non-Qualified XII                         10.246     11.882           15.97%       (2)         25,734.1         305,763
Non-Qualified XIII                         9.886     11.498           16.31%                1,093,629.5      12,574,135
Non-Qualified XIV                          9.872     11.447           15.95%                1,317,641.6      15,083,505
Non-Qualified XV                           9.866     11.422           15.77%                  407,605.2       4,655,755
Non-Qualified XVII                       263.583    285.280            8.23%       (8)            346.6          98,892
Annuity contracts in payment period                                                                         192,658,329
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Non-Qualified V                           17.912     23.875           33.29%                  172,425.2       4,116,687
Non-Qualified V (0.75)                    18.067     24.203           33.96%                  626,397.2      15,160,779
Non-Qualified VII                         17.862     23.771           33.08%                  947,365.7      22,520,149
Non-Qualified VIII                        17.909     23.870           33.28%                  367,226.0       8,765,776
Non-Qualified IX                          17.834     23.713           32.97%                    5,532.0         131,179
Non-Qualified XII                         11.536     15.094           30.84%       (2)          4,940.4          74,572
Non-Qualified XIII                        10.489     14.022           33.68%                  453,569.6       6,360,064
Non-Qualified XIV                         10.475     13.961           33.28%                  536,726.5       7,493,206
Non-Qualified XV                          10.468     13.930           33.07%                 114,035.50       1,588,550
Non-Qualified XVII                        15.198     18.142           19.37%       (8)         2,735.70          49,632
Annuity contracts in payment period                                                                           4,742,043
-----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

-----------------------------------------------------------------------------------------------------------------------
                                               Value
                                             Per Unit          Increase (Decrease)             Units
                                             --------              in Value of              Outstanding      Reserves
                                      Beginning     End of       Accumulation                 at End          at End
                                       of Year       Year            Unit                     of Year         of Year
-----------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Non-Qualified V                        $ 9.212    $ 9.739            5.72%                      2,827.4    $     27,537
Non-Qualified V (0.75)                   9.244      9.822            6.25%                     21,597.9         212,138
Non-Qualified IX                         9.677      9.698            0.22%       (3)              619.4           6,007
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Non-Qualified V                         18.772     23.044           22.76%                    347,853.6       8,015,945
Non-Qualified V (0.75)                  18.989     23.427           23.37%                  1,552,901.9      36,379,360
Non-Qualified VII                       18.704     22.923           22.56%                  2,708,364.6      62,083,723
Non-Qualified VIII                      18.449     22.646           22.75%                    838,357.2      18,985,392
Non-Qualified IX                        18.691     22.887           22.45%                     31,248.1         715,186
Non-Qualified XII                       11.411     13.677           19.86%       (2)           18,623.1         254,700
Non-Qualified XIII                      10.716     13.193           23.11%                  2,135,758.9      28,177,968
Non-Qualified XIV                       10.702     13.136           22.74%                  2,394,660.9      31,455,670
Non-Qualified XV                        10.694     13.107           22.56%                   926,392.60      12,142,145
Annuity contracts in payment period                                                                          40,863,938
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Non-Qualified V                         10.891     12.455           14.36%                      6,906.5          86,024
Non-Qualified V (0.75)                  10.928     12.561           14.94%                     60,811.0         763,858
Non-Qualified IX                        10.872     12.403           14.08%                      1,361.0          16,880
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Non-Qualified V                          8.815      9.645            9.42%                     15,815.5         152,537
Non-Qualified V (0.75)                   8.846      9.727            9.96%                     76,971.1         748,670
Non-Qualified IX                         8.800      9.604            9.14%                      1,041.3          10,001
Non-Qualified XII                        8.325     10.485           25.95%       (2)               10.0             105
-----------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Non-Qualified V                          9.765     14.594           49.45%                     10,655.3         155,502
Non-Qualified V (0.75)                   9.798     14.718           50.21%                     44,537.5         655,483
Non-Qualified VII                        9.754     14.554           49.21%                     44,241.2         643,908
Non-Qualified VIII                       9.764     14.592           49.45%                     33,244.7         485,106
Non-Qualified XIII                       9.149     13.715           49.91%                     75,017.3       1,028,838
Non-Qualified XIV                        9.137     13.655           49.45%                     79,291.0       1,082,697
Non-Qualified XV                         9.131     13.625           49.22%                     28,091.1         382,735
Annuity contracts in payment period                                                                             105,507
-----------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Non-Qualified V                         14.064     14.875            5.77%                    111,343.3       1,656,206
Non-Qualified V (0.75)                  14.266     15.164            6.29%                     77,496.0       1,175,149
Non-Qualified VII                       13.989     14.772            5.60%                  1,203,703.1      17,781,290
Non-Qualified VIII                      13.037     13.787            5.75%                    430,581.6       5,936,585
Non-Qualified IX                        14.003     14.774            5.51%                        502.1           7,418
Non-Qualified XII                        9.846     10.713            8.81%       (2)            3,826.9          40,998
Annuity contracts in payment period                                                                           2,972,058
-----------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Non-Qualified V                         12.425     12.894            3.77%                  1,034,153.6      13,334,505
Non-Qualified V (0.75)                  12.604     13.145            4.29%                  2,521,960.2      33,150,869
Non-Qualified VI                        12.132     12.597            3.83%                     57,059.8         718,807
Non-Qualified VII                       12.322     12.766            3.60%                  7,902,383.9     100,885,317
Non-Qualified VIII                      11.141     11.561            3.77%                  1,373,014.2      15,872,994
Non-Qualified IX                        12.372     12.806            3.51%                     28,273.9         362,086
Non-Qualified X                         12.425     12.894            3.77%                    457,618.5       5,900,590
Non-Qualified XI                        12.132     12.597            3.83%                      4,835.1          60,910
Non-Qualified XIII                      10.199     10.615            4.08%                  2,174,382.7      23,082,032
Non-Qualified XIV                       10.186     10.569            3.76%                  1,313,322.2      13,880,480
Non-Qualified XV                        10.179     10.546            3.61%                    707,569.2       7,461,853
Annuity contracts in payment period                                                                           1,062,436
-----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

                                               Value
                                             Per Unit          Increase (Decrease)               Units
                                             --------              in Value of                Outstanding      Reserves
                                      Beginning    End of         Accumulation                   at End         at End
                                       of Year      Year              Unit                      of Year        of Year
------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Non-Qualified V                        $ 8.873    $ 8.393           (5.41%)                        6,001.7   $    50,372
Non-Qualified V (0.75)                   8.903      8.464           (4.93%)                       60,992.9       516,260
Non-Qualified VII                        8.863      8.370           (5.56%)                       59,453.8       497,647
Non-Qualified VIII                       8.872      8.392           (5.41%)                         25,152       211,073
Non-Qualified XIII                       8.903      8.446           (5.13%)                         36,876       311,466
Non-Qualified XIV                        8.891      8.409           (5.42%)                         34,137       287,073
Non-Qualified XV                         8.885      8.391           (5.56%)                          6,188        51,926
Annuity contracts in payment period                                                                               13,903
------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Non-Qualified V                         13.633     17.617           29.22%                        19,165.4       337,633
Non-Qualified V (0.75)                  13.751     17.859           29.87%                       177,816.5     3,175,601
Non-Qualified VII                       13.595     17.540           29.02%                       715,581.7    12,551,330
Non-Qualified VIII                      13.631     17.613           29.21%                       276,385.7     4,868,001
Non-Qualified IX                        13.574     17.497           28.90%                         1,732.5        30,314
Non-Qualified XII                        8.741     12.352           41.31%         (2)            25,983.5       320,941
Non-Qualified XIII                       9.357     12.128           29.61%                       163,679.4     1,985,026
Non-Qualified XIV                        9.345     12.074           29.20%                       114,137.8     1,378,154
Non-Qualified XV                         9.338     12.048           29.02%                       39,753.80       478,952
Annuity contracts in payment period                                                                              463,770
------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Non-Qualified V                         16.030     18.930           18.09%                       23,354.3        442,092
Non-Qualified V (0.75)                  16.169     19.190           18.68%                       93,802.4      1,800,053
Non-Qualified VII                       15.985     18.847           17.90%                      609,861.9     11,494,317
Non-Qualified VIII                      16.028     18.926           18.08%                      160,009.9      3,028,321
Non-Qualified IX                        15.960     18.801           17.80%                          298.5          5,613
Non-Qualified XII                       10.626     13.007           22.41%         (2)           11,411.6        148,430
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:
Non-Qualified V                         10.008     13.753           37.42%         (5)            2,630.0         36,171
Non-Qualified V (0.75)                   9.979     13.801           38.30%         (7)           11,914.5        164,426
Non-Qualified XIII                      10.245     14.675           43.24%                      190,830.9      2,800,502
Non-Qualified XIV                       10.231     14.611           42.81%                      317,266.2      4,635,623
Non-Qualified XV                        10.224     14.579           42.60%                      156,883.8      2,287,220
Annuity contracts in payment period                                                                               47,197
------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Non-Qualified V                          9.568     11.716           22.45%         (5)           10,586.7        124,029
Non-Qualified V (0.75)                  10.215     11.756           15.09%         (6)           36,163.4        425,147
Non-Qualified XIII                      10.663     14.179           32.97%                      370,289.3      5,250,354
Non-Qualified XIV                       10.649     14.117           32.57%                      938,411.4     13,247,617
Non-Qualified XV                        10.641     14.086           32.37%                      259,386.9      3,653,742
Annuity contracts in payment period                                                                              789,296
------------------------------------------------------------------------------------------------------------------------
Growth Fund:
Non-Qualified V                          9.663     12.069           24.90%         (5)            1,842.7         22,238
Non-Qualified V (0.75)                   9.722     12.111           24.57%         (7)           47,998.6        581,287
Non-Qualified XIII                      10.779     14.438           33.95%                      300,326.8      4,336,151
Non-Qualified XIV                       10.764     14.375           33.55%                      722,832.0     10,390,712
Non-Qualified XV                        10.757     14.343           33.34%                      228,577.5      3,278,592
Annuity contracts in payment period                                                                              322,083
------------------------------------------------------------------------------------------------------------------------
Value Fund:
Non-Qualified V                          9.891     11.506           16.33%         (4)            6,923.5         79,660
Non-Qualified V (0.75)                   9.764     11.546           18.25%         (4)           83,636.8        965,645
Non-Qualified XIII                      10.616     13.659           28.66%                      895,401.3     12,230,007
Non-Qualified XIV                       10.601     13.599           28.28%                    1,538,846.0     20,926,738
Non-Qualified XV                        10.594     13.569           28.08%                      492,467.0      6,682,342
Annuity contracts in payment period                                                                              942,276
------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

                                                  Value
                                                 Per Unit
                                                 --------
                                            Beginning  End of
                                             of Year    Year
--------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Non-Qualified VII                            $20.946   $26.687
--------------------------------------------------------------
Income & Growth Portfolio:
Non-Qualified VII                             22.064    30.991
--------------------------------------------------------------
Leveraged AllCap Portfolio:
Non-Qualified VII                             24.881    43.684
Non-Qualified VIII                            18.206    32.013
--------------------------------------------------------------
American Century VP Funds:
Balanced Fund:
Non-Qualified VII                             17.479    18.968
--------------------------------------------------------------
International Fund:
Non-Qualified VII                             16.139    26.105
Non-Qualified VIII                            14.599    23.649
--------------------------------------------------------------
Calvert Social Balanced Portfolio:
Non-Qualified V                               20.415    22.626
Non-Qualified V (0.75)                        20.708    23.066
Non-Qualified VII                             11.437    12.656
Non-Qualified VIII                            11.456    12.696
--------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Non-Qualified VII                             23.528    24.746
Non-Qualified VIII                            16.869    17.769
Annuity contracts in payment period
--------------------------------------------------------------
Equity Income Fund II:
Non-Qualified VII                             14.022    16.369
Annuity contracts in payment period
--------------------------------------------------------------
Growth Strategies Fund II:
Non-Qualified VII                             18.269    31.060
--------------------------------------------------------------
High Income Bond Fund II:
Non-Qualified VII                             14.910    15.040
Non-Qualified VIII                            12.629    12.759
Annuity contracts in payment period
--------------------------------------------------------------
International Equity Fund II:
Non-Qualified VII                             14.719    26.832
Non-Qualified VIII                            13.523    24.690
--------------------------------------------------------------
Prime Money Fund II:
Non-Qualified VII                             11.503    11.868
-------------------------------------------  -------   -------
U.S. Government Securities Fund II:
Non-Qualified VII                             12.614    12.363
--------------------------------------------------------------
Utility Fund II:
Non-Qualified VII                             18.663    18.714
Non-Qualified VIII                            15.472    15.537
Annuity contracts in payment period
--------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
Equity-Income Portfolio:
Non-Qualified V                               17.400    18.272
Non-Qualified V (0.75)                        17.650    18.627
Non-Qualified VII                             20.872    21.883
Non-Qualified VIII                            14.942    15.689
Non-Qualified IX                              17.325    18.147
Non-Qualified X                               17.400    18.272
Non-Qualified XII                             10.184    10.651

                                             Increase (Decrease)                  Units
                                                 in Value of                   Outstanding     Reserves
                                                 Accumulation                    at End         at End
                                                     Unit                        of Year        of Year
---------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Non-Qualified VII                                   27.41%                       232,842.7   $  6,213,801
---------------------------------------------------------------------------------------------------------
Income & Growth Portfolio:
Non-Qualified VII                                   40.46%                       615,919.4     19,087,670
---------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Non-Qualified VII                                   75.57%                       574,744.6     25,106,952
Non-Qualified VIII                                  75.84%                           168.3          5,389
---------------------------------------------------------------------------------------------------------
American Century VP Funds:
Balanced Fund:
Non-Qualified VII                                    8.52%                       182,012.0      3,452,367
---------------------------------------------------------------------------------------------------------
International Fund:
Non-Qualified VII                                   61.75%                       287,102.7      7,494,706
Non-Qualified VIII                                  61.99%                           182.9          4,325
---------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Non-Qualified V                                     10.83%                         8,235.7        186,344
Non-Qualified V (0.75)                              11.39%                        37,045.8        854,507
Non-Qualified VII                                   10.66%                        63,517.0        803,879
Non-Qualified VIII                                  10.82%                        58,632.1        744,400
---------------------------------------------------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Non-Qualified VII                                    5.18%                     5,048,733.2    124,936,306
Non-Qualified VIII                                   5.34%                         9,542.9        169,568
Annuity contracts in payment period                                                                61,038
---------------------------------------------------------------------------------------------------------
Equity Income Fund II:
Non-Qualified VII                                   16.74%                     1,856,257.2     30,384,515
Annuity contracts in payment period                                                                 8,185
---------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Non-Qualified VII                                   70.01%                     1,502,834.6     46,677,628
---------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
Non-Qualified VII                                    0.87%                     2,778,202.2     41,784,652
Non-Qualified VIII                                   1.03%                           300.8          3,838
Annuity contracts in payment period                                                                17,816
---------------------------------------------------------------------------------------------------------
International Equity Fund II:
Non-Qualified VII                                   82.29%                     1,077,889.2     28,922,440
Non-Qualified VIII                                  82.58%                           130.8          3,229
---------------------------------------------------------------------------------------------------------
Prime Money Fund II:
Non-Qualified VII                                    3.17%                       729,506.2      8,657,471
---------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Non-Qualified VII                                   (1.99%)                    1,036,547.5     12,814,411
---------------------------------------------------------------------------------------------------------
Utility Fund II:
Non-Qualified VII                                    0.27%                     1,415,963.0     26,497,792
Non-Qualified VIII                                   0.42%                            67.1          1,043
Annuity contracts in payment period                                                                59,670
---------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
Equity-Income Portfolio:
Non-Qualified V                                      5.01%                       236,374.1      4,318,918
Non-Qualified V (0.75)                               5.54%                       519,884.7      9,683,767
Non-Qualified VII                                    4.84%                     6,104,314.1    133,577,684
Non-Qualified VIII                                   5.00%                       992,829.0     15,576,658
Non-Qualified IX                                     4.74%                         8,863.0        160,839
Non-Qualified X                                      5.01%                        11,369.5        207,738
Non-Qualified XII                                    4.59%             (2)           653.9          6,965

Variable Annuity Account B

                                                      Value
                                                     Per Unit
                                                     --------
                                               Beginning    End of
                                                 of Year     Year
------------------------------------------------------------------
Equity-Income Portfolio (continued):
Non-Qualified XIII                              $ 9.911    $10.438
Non-Qualified XIV                                 9.897     10.392
Non-Qualified XV                                  9.891     10.369
------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                                  19.155     25.999
Non-Qualified V (0.75)                           19.430     26.504
Non-Qualified VII                                26.348     35.706
Non-Qualified VIII                               17.420     23.643
Non-Qualified IX                                 19.072     25.822
Non-Qualified X                                  19.155     25.999
Non-Qualified XII                                12.390     16.024
Non-Qualified XIII                               10.265     12.649
Non-Qualified XIV                                10.231     12.628
Non-Qualified XV                                 10.793     12.618
Non-Qualified XVII                               22.058     26.366
------------------------------------------------------------------
High Income Portfolio:
Non-Qualified VII                                13.168     14.042
Non-Qualified VIII                               11.798     12.601
Non-Qualified XIII                                8.949      9.586
Non-Qualified XIV                                 8.936      9.544
Non-Qualified XV                                  8.930      9.523
Annuity contracts in payment period
------------------------------------------------------------------
Overseas Portfolio:
Non-Qualified V                                  13.786     19.419
Non-Qualified V (0.75)                           13.984     19.796
Non-Qualified VII                                15.210     21.391
Non-Qualified VIII                               12.879     18.139
Non-Qualified IX                                 13.727     19.287
------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
Asset Manager Portfolio:
Non-Qualified VII                                17.786     19.482
Non-Qualified VIII                               14.783     16.218
------------------------------------------------------------------
Contrafund Portfolio:
Non-Qualified V                                  19.735     24.217
Non-Qualified V (0.75)                           20.018     24.687
Non-Qualified VII                                21.872     26.797
Non-Qualified VIII                               17.492     21.463
Non-Qualified IX                                 19.649     24.052
Non-Qualified X                                  19.735     24.217
Non-Qualified XII                                11.460     13.787
Non-Qualified XIII                               10.535     12.966
Non-Qualified XIV                                10.521     12.909
Non-Qualified XV                                 10.514     12.881
Non-Qualified XVII                               23.549     27.241
------------------------------------------------------------------
Index 500 Portfolio:
Non-Qualified VII                                22.727     27.005
Non-Qualified VIII                               18.925     22.522
------------------------------------------------------------------
Investment Grade Bond Portfolio:
Non-Qualified VII                                12.446     12.143
Non-Qualified VIII                               11.918     11.834
------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Non-Qualified V                                  20.433     45.486
Non-Qualified V (0.75)                           20.726     46.370
Non-Qualified VII                                20.410     45.363

                                                Increase (Decrease)                  Units
                                                    in Value of                   Outstanding    Reserves
                                                    Accumulation                    at End        at End
                                                        Unit                        of Year       of Year
-----------------------------------------------------------------------------------------------------------
Equity-Income Portfolio (continued):
Non-Qualified XIII                                      5.32%                       735,175.3   $ 7,673,717
Non-Qualified XIV                                       5.00%                     1,507,319.6    15,664,494
Non-Qualified XV                                        4.83%                       471,011.6     4,884,128
-----------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                                        35.73%                       474,648.7    12,340,278
Non-Qualified V (0.75)                                 36.41%                       874,557.2    23,179,283
Non-Qualified VII                                      35.52%                     4,177,865.8   149,173,411
Non-Qualified VIII                                     35.72%                       831,556.3    19,660,094
Non-Qualified IX                                       35.39%                          23,653       610,766
Non-Qualified X                                        35.73%                          32,858       854,269
Non-Qualified XII                                      29.33%         (2)               4,299        68,894
Non-Qualified XIII                                     23.22%         (8)            84,394.1     1,067,531
Non-Qualified XIV                                      23.43%         (8)             124,948     1,577,908
Non-Qualified XV                                       16.91%         (9)              35,352       446,070
Non-Qualified XVII                                     19.53%         (8)                 152         4,017
-----------------------------------------------------------------------------------------------------------
High Income Portfolio:
Non-Qualified VII                                       6.64%                     2,739,738.4    38,471,925
Non-Qualified VIII                                      6.81%                       688,515.9     8,675,998
Non-Qualified XIII                                      7.12%                       590,620.8     5,661,907
Non-Qualified XIV                                       6.80%                       712,099.4     6,796,569
Non-Qualified XV                                        6.64%                       244,926.9     2,332,548
Annuity contracts in payment period                                                                 755,677
-----------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Non-Qualified V                                        40.86%                        37,274.5       723,834
Non-Qualified V (0.75)                                 41.56%                       182,516.9     3,613,179
Non-Qualified VII                                      40.64%                       685,323.4    14,659,617
Non-Qualified VIII                                     40.84%                        58,815.1     1,066,865
Non-Qualified IX                                       40.50%                         1,319.3        25,445
-----------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
Asset Manager Portfolio:
Non-Qualified VII                                       9.54%                       951,972.5    18,546,594
Non-Qualified VIII                                      9.71%                       183,310.4     2,972,868
-----------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Non-Qualified V                                        22.71%                       449,134.2    10,876,529
Non-Qualified V (0.75)                                 23.32%                       732,242.8    18,077,121
Non-Qualified VII                                      22.52%                     5,373,380.6   143,990,372
Non-Qualified VIII                                     22.70%                       787,797.1    16,908,448
Non-Qualified IX                                       22.41%                        20,988.0       504,802
Non-Qualified X                                        22.71%                        13,750.2       332,984
Non-Qualified XII                                      20.31%         (2)             5,460.5        75,287
Non-Qualified XIII                                     23.08%                     1,126,346.9    14,604,330
Non-Qualified XIV                                      22.70%                     1,682,679.9    21,722,393
Non-Qualified XV                                       22.51%                       604,941.5     7,792,281
Non-Qualified XVII                                     15.68%         (8)             4,165.7       113,477
-----------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Non-Qualified VII                                      18.82%                     5,394,050.7   145,664,290
Non-Qualified VIII                                     19.01%                     1,101,288.9    24,803,345
-----------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Non-Qualified VII                                      (2.43%)                      339,030.3     4,116,714
Non-Qualified VIII                                     (0.70%)        (2)                 282         3,336
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Non-Qualified V                                       122.61%                       828,592.3    37,689,170
Non-Qualified V (0.75)                                123.73%                     1,056,343.2    48,982,313
Non-Qualified VII                                     122.26%                     2,409,624.0   109,306,960

Variable Annuity Account B

                                                Value
                                               Per Unit          Increase (Decrease)                 Units
                                               --------              in Value of                  Outstanding     Reserves
                                          Beginning   End of         Accumulation                   at End         at End
                                           of Year     Year             Unit                         of Year       of Year
----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio (continued):
Non-Qualified VIII                         $14.162   $31.525           122.60%                      532,220.6   $ 16,778,169
Non-Qualified IX                            20.345    45.177           122.05%                       29,489.6      1,332,245
Non-Qualified X                             20.433    45.486           122.61%                       34,550.4      1,571,554
Non-Qualified XII                           12.588    26.089           107.25%        (2)            11,071.3        288,842
Non-Qualified XIII                          11.042    24.654           123.27%                    1,018,786.6     25,116,929
Non-Qualified XIV                           11.027    24.546           122.60%                      994,779.9     24,418,006
Non-Qualified XV                            11.020    24.492           122.25%                      368,329.7      9,021,250
Non-Qualified XVII                          32.641    53.698            64.51%        (8)             2,971.5        159,562
----------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Non-Qualified V                             19.880    24.886            25.18%                      527,201.1     13,120,149
Non-Qualified V (0.75)                      20.165    25.370            25.81%                      545,606.2     13,842,073
Non-Qualified VII                           22.101    27.623            24.99%                    2,773,991.6     76,624,788
Non-Qualified VIII                          17.569    21.992            25.18%                      807,835.2     17,766,013
Non-Qualified IX                            19.794    24.717            24.87%                        6,162.6        152,321
Non-Qualified X                             19.880    24.886            25.18%                       12,100.9        301,148
Non-Qualified XII                           12.137    14.479            19.30%        (2)               435.6          6,307
Non-Qualified XIII                          10.945    13.742            25.56%                    1,721,021.8     23,649,433
Non-Qualified XIV                           10.930    13.681            25.17%                    2,130,089.6     29,142,690
Non-Qualified XV                            10.923    13.651            24.97%                      778,170.3     10,623,120
Non-Qualified XVII                          21.430    24.954            16.44%        (8)             3,842.0         95,873
----------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Non-Qualified V                             15.509    15.562             0.34%                       73,596.4      1,145,287
Non-Qualified V (0.75)                      15.731    15.864             0.85%                      190,660.1      3,024,702
Non-Qualified VII                           15.405    15.433             0.18%                      783,971.0     12,099,259
Non-Qualified VIII                          12.873    12.916             0.33%                      249,484.1      3,222,452
Non-Qualified IX                            15.442    15.456             0.09%                        2,079.7         32,143
Non-Qualified X                             15.509    15.562             0.34%                        3,109.8         48,393
Non-Qualified XII                           10.355    10.404             0.47%        (2)               977.9         10,175
----------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                             20.651    29.366            42.20%                      432,037.4     12,687,006
Non-Qualified V (0.75)                      20.948    29.936            42.91%                      668,408.8     20,009,591
Non-Qualified VII                           24.532    34.828            41.97%                    2,701,099.3     94,073,291
Non-Qualified VIII                          17.461    24.827            42.19%                      521,852.0     12,956,249
Non-Qualified IX                            20.562    29.166            41.84%                       11,840.3        345,332
Non-Qualified X                             20.651    29.366            42.20%                       29,283.9        859,939
Non-Qualified XII                           12.040    16.313            35.49%        (2)             4,195.4         68,441
Non-Qualified XIII                          10.938    15.599            42.61%                    1,611,326.8     25,135,000
Non-Qualified XIV                           10.923    15.531            42.19%                    2,407,009.9     37,382,714
Non-Qualified XV                            10.915    15.497            41.98%                      647,595.6     10,035,592
Non-Qualified XVII                          25.578    32.068            25.37%        (8)               597.3         19,154
Annuity contracts in payment period                                                                                9,348,397
----------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Non-Qualified V                             21.320    34.626            62.41%                      902,510.1     31,250,007
Non-Qualified V (0.75)                      21.626    35.298            63.22%                    1,601,735.3     56,538,428
Non-Qualified VII                           24.039    38.979            62.15%                    7,044,821.4    274,600,411
Non-Qualified VIII                          17.358    28.189            62.40%                    1,226,255.8     34,566,580
Non-Qualified IX                            21.228    34.390            62.00%                       31,114.7      1,070,046
Non-Qualified X                             21.320    34.626            62.41%                       44,861.0      1,553,341
Non-Qualified XII                           10.532    16.613            57.74%        (2)            17,701.2        294,069
Non-Qualified XIII                           9.576    15.599            62.90%                    1,828,182.5     28,517,271
Non-Qualified XIV                            9.563    15.531            62.41%                    2,118,679.7     32,904,339
Non-Qualified XV                             9.557    15.497            62.15%                      583,969.4      9,049,494
Non-Qualified XVII                          26.861    38.687            44.03%        (8)              1,791          69,295
Annuity contracts in payment period                                                                               11,305,698
----------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

                                                  Value
                                                 Per Unit          Increase (Decrease)                 Units
                                                 --------              in Value of                Outstanding    Reserves
                                         Beginning   End of           Accumulation                    at End      at End
                                           of Year    Year                Unit                       of Year      of Year
---------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Non-Qualified VII                         $ 6.090    $13.640           123.97%                      188,713.2   $ 2,574,027
---------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Non-Qualified V                            11.030     12.428            12.67%                       57,915.6       719,794
Non-Qualified V (0.75)                     11.189     12.670            13.24%                       65,369.7       828,244
Non-Qualified VII                          10.932     12.298            12.50%                      129,841.3     1,596,776
Non-Qualified IX                           10.982     12.344            12.40%                          191.3         2,361
Non-Qualified X                            11.030     12.428            12.67%                        1,753.1        21,788
---------------------------------------------------------------------------------------------------------------------------
MFS Funds:
Global Government Series:
Non-Qualified VII                          10.860     10.440            (3.87%)                     138,331.0     1,444,158
Non-Qualified VIII                         10.904     10.498            (3.72%)                      18,979.9       199,256
---------------------------------------------------------------------------------------------------------------------------
Total Return Series:
Non-Qualified VII                          14.432     14.669             1.64%                    2,056,862.5    30,172,256
Non-Qualified VIII                         14.491     14.751             1.79%                      483,032.7     7,125,264
Non-Qualified XIII                         10.171     10.385             2.10%                      321,447.1     3,338,204
Non-Qualified XIV                          10.157     10.339             1.79%                      675,245.9     6,981,698
Non-Qualified XV                           10.150     10.317             1.65%                      307,462.6     3,172,022
---------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Series Trust:
Growth & Income Portfolio:
Non-Qualified XIII                          9.816     10.960            11.65%        (4)            10,140.8       111,141
Non-Qualified XIV                          10.189     10.937             7.34%        (4)            60,270.6       659,166
Non-Qualified XV                           10.056     10.925             8.64%        (4)             3,629.1        39,649
---------------------------------------------------------------------------------------------------------------------------
Small Cap Portfolio:
Non-Qualified XIV                          11.067     11.828             6.88%        (6)            14,182.0       167,748
Non-Qualified XV                            9.764     11.816            21.02%        (9)               404.1         4,774
---------------------------------------------------------------------------------------------------------------------------
Tactical Allocation Portfolio:
Non-Qualified XIII                          9.451     10.651            12.70%        (4)           101,507.5     1,081,178
Non-Qualified XIV                           9.852     10.629             7.89%        (4)           541,486.6     5,755,371
Non-Qualified XV                            9.567     10.618            10.99%        (5)            49,695.2       527,646
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund/VA:
Non-Qualified VII                          13.520     24.477            81.04%                      734,833.6    17,986,178
Non-Qualified VIII                         13.556     24.578            81.31%                      251,982.6     6,193,324
Non-Qualified XIII                          9.362     17.027            81.87%                      102,851.7     1,751,223
Non-Qualified XIV                           9.350     16.952            81.30%                      139,614.8     2,366,791
Non-Qualified XV                            9.343     16.915            81.04%                       58,764.5       994,008
Annuity contracts in payment period                                                                               1,639,824
---------------------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA:
Non-Qualified V                            10.018     15.681            56.53%                       12,402.0       194,472
Non-Qualified V (0.75)                     10.053     15.814            57.31%                       38,363.3       606,665
Non-Qualified VII                          12.982     20.287            56.27%                      346,236.2     7,024,157
Non-Qualified VIII                         13.016     20.372            56.52%                       82,152.5     1,673,576
Non-Qualified IX                           10.001     15.615            56.13%                          952.8        14,878
---------------------------------------------------------------------------------------------------------------------------
Main Street Growth & Income Fund/VA:
Non-Qualified VII                          13.199     15.839            20.00%                    1,942,405.4    30,766,659
Non-Qualified VIII                         13.234     15.905            20.18%                      685,331.0    10,900,475
Non-Qualified XIII                          9.080     10.946            20.55%                      341,457.9     3,737,521
Non-Qualified XIV                           9.067     10.898            20.19%                      737,210.2     8,034,042
Non-Qualified XV                            9.061     10.874            20.01%                      255,252.7     2,775,606
Annuity contracts in payment period                                                                                 151,990
---------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA:
Non-Qualified V                             9.895     10.048             1.55%                        5,339.8        53,654
Non-Qualified V (0.75)                      9.929     10.133             2.05%                        3,553.3        36,007

Variable Annuity Account B

                                                      Value
                                                     Per Unit
                                                     --------
                                             Beginning   End of
                                              of Year     Year
----------------------------------------------------------------
Strategic Bond Fund/VA (continued):
Non-Qualified VII                             $ 10.921   $11.072
Non-Qualified VIII                              10.950    11.118
Non-Qualified IX                                 9.878    10.006
Non-Qualified XIII                               9.823    10.005
Non-Qualified XIV                                9.810     9.961
Non-Qualified XV                                 9.803     9.939
Annuity contracts in payment period
----------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Non-Qualified V                                 19.489    29.040
Non-Qualified V (0.75)                          19.769    29.605
Non-Qualified VII                               18.803    27.973
Non-Qualified VIII                              12.761    19.012
Non-Qualified IX                                19.405    28.843
Non-Qualified X                                 19.489    29.040
Non-Qualified XII                               10.087    16.210
Non-Qualified XIII                              10.371    15.499
Non-Qualified XIV                               10.357    15.431
Non-Qualified XV                                10.350    15.397
Non-Qualified XVII                              21.207    28.739
Annuity contracts in payment period
----------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Non-Qualified V                                 15.481    18.963
Non-Qualified V (0.75)                          15.703    19.332
Non-Qualified VI                                13.080    16.032
Non-Qualified VII                               15.331    18.750
Non-Qualified VIII                              10.532    12.901
Non-Qualified IX                                15.414    18.834
Non-Qualified X                                 15.481    18.963
Non-Qualified XIII                              10.113    12.424
Non-Qualified XIV                               10.099    12.370
Non-Qualified XV                                10.092    12.343
----------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Non-Qualified V                                 26.713    39.254
Non-Qualified V (0.75)                          27.097    40.017
Non-Qualified VII                               12.686    18.612
Non-Qualified VIII                              12.708    18.672
Non-Qualified IX                                26.598    38.987
Non-Qualified X                                 26.713    39.254
Non-Qualified XII                               10.883    15.732
Non-Qualified XIII                              10.193    15.023
Non-Qualified XIV                               10.180    14.957
Non-Qualified XV                                10.173    14.924
Non-Qualified XVII                              33.592    43.155
Annuity contracts in payment period
----------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Non-Qualified V                                 21.057    32.942
Non-Qualified V (0.75)                          21.359    33.582
Non-Qualified VII                               11.640    18.181
Non-Qualified VIII                              11.659    18.238
Non-Qualified IX                                20.966    32.718
Non-Qualified X                                 21.057    32.942
Non-Qualified XII                               10.107    15.541
Non-Qualified XIII                               9.248    14.511

                                              Increase (Decrease)                Units
                                                  in Value of                 Outstanding      Reserves
                                                  Accumulation                  at End          at End
                                                      Unit                      of Year        of Year
---------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA (continued):
Non-Qualified VII                                    1.38%                      831,202.9    $  9,203,371
Non-Qualified VIII                                   1.53%                      307,277.8       3,416,465
Non-Qualified IX                                     1.30%                          114.2           1,143
Non-Qualified XIII                                   1.85%                      247,094.9       2,472,154
Non-Qualified XIV                                    1.54%                      321,796.7       3,205,447
Non-Qualified XV                                     1.39%                      118,823.90      1,181,015
Annuity contracts in payment period                                                               228,810
---------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Non-Qualified V                                     49.01%                      485,026.4      14,085,159
Non-Qualified V (0.75)                              49.75%                      457,664.5      13,548,971
Non-Qualified VII                                   48.77%                    4,571,239.7     127,872,111
Non-Qualified VIII                                  48.99%                      554,655.3      10,545,302
Non-Qualified IX                                    48.64%                       11,546.9         333,043
Non-Qualified X                                     49.01%                       12,141.7         352,595
Non-Qualified XII                                   60.70%         (2)           12,647.9         205,025
Non-Qualified XIII                                  49.45%                      360,243.8       5,583,250
Non-Qualified XIV                                   48.99%                      421,058.9       6,497,276
Non-Qualified XV                                    48.76%                      173,670.9       2,673,998
Non-Qualified XVII                                  35.52%         (8)              546.7          15,710
Annuity contracts in payment period                                                             1,531,267
---------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Non-Qualified V                                     22.49%                      408,869.5       7,753,575
Non-Qualified V (0.75)                              23.11%                      331,760.0       6,413,686
Non-Qualified VI                                    22.57%                        9,318.3         149,388
Non-Qualified VII                                   22.30%                    3,631,867.0      68,096,121
Non-Qualified VIII                                  22.49%                      576,382.1       7,435,639
Non-Qualified IX                                    22.19%                       18,743.4         353,021
Non-Qualified X                                     22.49%                      135,419.7       2,568,024
Non-Qualified XIII                                  22.85%                      208,889.0       2,595,276
Non-Qualified XIV                                   22.49%                      434,220.7       5,371,244
Non-Qualified XV                                    22.30%                      145,910.2       1,800,924
---------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Non-Qualified V                                     46.95%                      278,561.6      10,934,611
Non-Qualified V (0.75)                              47.68%                      202,966.2       8,122,064
Non-Qualified VII                                   46.71%                      975,016.1      18,147,137
Non-Qualified VIII                                  46.93%                      289,619.5       5,407,687
Non-Qualified IX                                    46.58%                        3,143.4         122,552
Non-Qualified X                                     46.95%                        9,451.0         370,986
Non-Qualified XII                                   44.56%         (2)              188.4           2,964
Non-Qualified XIII                                  47.39%                      207,410.2       3,115,879
Non-Qualified XIV                                   46.93%                      361,089.0       5,400,856
Non-Qualified XV                                    46.70%                       99,417.2       1,483,731
Non-Qualified XVII                                  28.47%         (8)            1,516.2          65,431
Annuity contracts in payment period                                                             1,763,893
---------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Non-Qualified V                                     56.44%                      316,726.40     10,433,693
Non-Qualified V (0.75)                              57.23%                      331,361.7      11,127,920
Non-Qualified VII                                   56.19%                      183,802.0       3,341,658
Non-Qualified VIII                                  56.43%                       80,485.4       1,467,904
Non-Qualified IX                                    56.05%                        5,869.2         192,030
Non-Qualified X                                     56.44%                        4,496.1         148,113
Non-Qualified XII                                   53.76%         (2)              229.6           3,568
Non-Qualified XIII                                  56.91%                      292,269.5       4,241,163

Variable Annuity Account B

                                                                Value
                                                               Per Unit
                                                               --------
                                                         Beginning   End of
                                                          of Year     Year
----------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Non-Qualified XIV                                         $ 9.236    $14.448
Non-Qualified XV                                            9.229     14.416
Annuity contracts in payment period
----------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Non-Qualified V                                            18.146     21.922
Non-Qualified V (0.75)                                     18.407     22.348
Non-Qualified VII                                          23.078     27.835
Non-Qualified VIII                                         16.682     20.151
Non-Qualified IX                                           18.068     21.773
Non-Qualified X                                            18.146     21.922
Non-Qualified XII                                          10.925     13.248
Non-Qualified XVII                                         21.843     25.309
Annuity contracts in payment period
----------------------------------------------------------------------------
Total
============================================================================

                                                          Increase (Decrease)                  Units
                                                              in Value of                   Outstanding      Reserves
                                                              Accumulation                    at End          at End
                                                                  Unit                        of Year         of Year
------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Non-Qualified XIV                                               56.43%                         180,821.9  $    2,612,466
Non-Qualified XV                                                56.20%                         122,088.7       1,760,035
Annuity contracts in payment period                                                                              123,723
------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Non-Qualified V                                                 20.81%                           177,799       3,897,694
Non-Qualified V (0.75)                                          21.41%                           314,992       7,039,487
Non-Qualified VII                                               20.61%                       3,902,488.8     108,627,153
Non-Qualified VIII                                              20.79%                         304,101.7       6,127,882
Non-Qualified IX                                                20.51%                          10,243.8         223,037
Non-Qualified X                                                 20.81%                           4,490.9          98,450
Non-Qualified XII                                               21.26%           (2)             1,255.7          16,635
Non-Qualified XVII                                              15.87%           (8)             1,557.1          39,409
Annuity contracts in payment period                                                                              723,814
------------------------------------------------------------------------------------------------------------------------
Total                                                                                                     $6,173,851,032
========================================================================================================================

   Non-Qualified 1964   Individual contracts issued from December 1, 1964 to March 14, 1967.
   Non-Qualified V      Certain AetnaPlus contracts issued in connection with Deferred Compensation Plans issued since August
                        28, 1992, and certain individual non-qualified contracts.
   Non-Qualified VI     Certain existing contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).
   Non-Qualified VII    Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual
                        Retirement Annuity contracts issued since May 4, 1994.
   Non-Qualified VIII   Certain individual Retirement Annuity contracts issued since May 1, 1998.
   Non-Qualified IX     Group AetnaPlus contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with Deferred Compensation Plans.
   Non-Qualified X      Group AetnaPlus contracts containing contractual limits on fees, issued in connection with Deferred
                        Compensation Plans and as individual non-qualified contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.
   Non-Qualified XI     Certain contracts, previously valued under Non-Qualified VI, containing contractual limits limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.
   Non-Qualified XIII   Certain individual Retirement Annuity contracts issued since October 1, 1998.
   Non-Qualified XIV    Certain individual Retirement Annuity contracts issued since September 1, 1998.
   Non-Qualified XV     Certain individual Retirement Annuity contracts issued since September 1, 1998.
   Non-Qualified XVII   Group AetnaPlus contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 29, 1997.

Notes to Condensed Financial Information:

 (1) -- Reflects less than a full year of performance activity. Funds were first received in this option during January 1999.

 (2) -- Reflects less than a full year of performance activity. Funds were first received in this option during March 1999.

 (3) -- Reflects less than a full year of performance activity. Funds were first received in this option during April 1999.

 (4) -- Reflects less than a full year of performance activity. Funds were first received in this option during May 1999.

 (5) -- Reflects less than a full year of performance activity. Funds were first received in this option during June 1999.

 (6) -- Reflects less than a full year of performance activity. Funds were first received in this option during July 1999.

 (7) -- Reflects less than a full year of performance activity. Funds were first received in this option during August 1999.

 (8) -- Reflects less than a full year of performance activity. Funds were first received in this option during September 1999.

 (9) -- Reflects less than a full year of performance activity. Funds were first received in this option during October 1999.

(10) -- Reflects less than a full year of performance activity. Funds were first received in this option during November 1999.

(11) -- Reflects less than a full year of performance activity. Funds were first received in this option during December 1999.


See Notes to Financial Statements

Variable Annuity Account B

Notes to Financial Statements - December 31, 1999

1.  Summary of Significant Accounting Policies

    Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

    a. Valuation of Investments
    Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1999:

     Aetna Ascent VP                           Fidelity Variable Insurance Products Fund:
     Aetna Balanced VP, Inc.                   o Equity-Income Portfolio
     Aetna Bond VP                             o Growth Portfolio
     Aetna Crossroads VP                       o High Income Portfolio
     Aetna Get Fund, Series C                  o Overseas Portfolio
     Aetna Get Fund, Series D                  Fidelity Variable Insurance Products Fund II:
     Aetna Get Fund, Series E                  o Asset Manager Portfolio
     Aetna Get Fund, Series G                  o Contrafund Portfolio
     Aetna Get Fund, Series H                  o Index 500 Portfolio
     Aetna Growth and Income VP                o Investment Grade Bond Portfolio
     Aetna Growth VP                           Janus Aspen Series:
     Aetna High Yield VP                       o Aggressive Growth Portfolio
     Aetna Index Plus Large Cap VP             o Balanced Portfolio
     Aetna Index Plus Mid Cap VP               o Flexible Income Portfolio
     Aetna Index Plus Small Cap VP             o Growth Portfolio
     Aetna International VP                    o Worldwide Growth Portfolio
     Aetna Legacy VP                           Lexington Emerging Markets Fund, Inc.
     Aetna Money Market VP                     Lexington Natural Resources Trust Fund
     Aetna Real Estate Securities VP           MFS Funds:
     Aetna Small Company VP                    o Global Government Series
     Aetna Value Opportunity VP                o Total Return Series
     AIM V.I. Funds:                           Mitchell Hutchins Series Trust:
     o Capital Appreciation Fund               o Growth & Income Portfolio
     o Growth and Income Fund                  o Small Cap portfolio
     o Growth Fund                             o Tactical Allocation Portfolio
     o Value Fund                              Oppenheimer Funds:
     Alger American Funds:                     o Aggressive Growth Fund/VA
     o Balanced Portfolio                      o Global Securities Fund/VA
     o Income & Growth Portfolio               o Main Street Growth & Income Fund/VA
     o Leveraged AllCap Portfolio              o Strategic Bond Fund/VA
     American Century VP Funds:                 Portfolio Partners, Inc. (PPI):
     o Balanced Fund                           o PPI MFS Emerging Equities Portfolio
     o International Fund                      o PPI MFS Research Growth Portfolio
     Calvert Social Balanced Portfolio         o PPI MFS Value Equity Portfolio
     Federated Insurance Series:               o PPI Scudder International Growth Portfolio
     o American Leaders Fund II                o PPI T. Rowe Price Growth Equity Portfolio
     o Equity Income Fund II
     o Growth Strategies Fund II
     o High Income Bond Fund II
     o International Equity Fund II
     o Prime Money Fund II
     o U.S. Government Securities Fund II
     o Utility Fund II

Variable Annuity Account B

    b. Other
    Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

    c. Federal Income Taxes
    The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

    d. Annuity Reserves
    Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  Valuation Period Deductions

    Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  Dividend Income

    On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
    (loss) in the Statement of Operations.

4.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 1999 aggregated $3,435,456,040 and $1,971,718,606.

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations

-----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                         Valuation       Proceeds         Cost of
                                                          Period           from         Investments
                                        Dividends        Deductions        Sales           Sold
-----------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation       $1,340,444        ($270,151)     $9,313,006      $8,698,919
-----------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation       26,401,416       (2,291,480)     33,436,167      27,637,858
-----------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation        6,124,925       (1,115,110)     40,901,359      41,151,754
-----------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation        1,502,501         (342,919)      8,948,614       8,113,257
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Annuity contracts in accumulation        7,848,121         (128,073)     19,750,183      23,962,269
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Annuity contracts in accumulation        1,957,571          (74,044)      3,666,266       2,463,747
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Annuity contracts in accumulation        3,756,117       (2,728,466)     32,922,228      32,044,756
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Annuity contracts in accumulation        2,481,190       (1,968,291)      9,474,528       9,239,165
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Annuity contracts in accumulation          102,974         (208,523)        522,773         511,829
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Annuity contracts in accumulation                0             (535)              0               0
-----------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation      207,834,884      (12,198,695)    237,901,365     210,303,160
-----------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation        3,084,013         (580,261)     51,360,082      42,601,164
-----------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Annuity contracts in accumulation           23,128           (2,983)        278,712         305,621
-----------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation        9,509,103       (1,876,028)     67,290,981      54,385,900
-----------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Annuity contracts in accumulation          158,723           (7,101)      5,181,529       5,178,353
-----------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Annuity contracts in accumulation            2,021           (8,247)      1,258,038       1,253,262
-----------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation          343,759          (29,531)     12,411,249      11,614,440
-----------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation        1,676,882         (417,080)     10,198,632       9,520,795
-----------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation        7,203,776       (2,397,398)    588,072,224     585,938,903
-----------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation           98,540          (19,120)      1,488,862       1,583,368
-----------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Annuity contracts in accumulation          299,261         (252,577)      9,437,948       8,942,352
-----------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                   Net Unrealized                  Net               Net
                                            Net                  Gain (Loss)                 Change in    Increase (Decrease)
                                         Realized                -----------                Unrealized       in Net Assets
                                        Gain (Loss)       Beginning          End           Gain (Loss)      Resulting from
                                      on Investments       of Year         of Year       on Investments       Operations
-------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation         $614,087         ($204,552)        $483,736         $688,288        $2,372,668
-------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation        5,798,309        13,657,518        6,704,110       (6,953,408)       22,954,837
-------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation         (250,395)         (271,440)      (6,898,223)      (6,626,783)       (1,867,363)
-------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation          835,357           455,992          548,689           92,697         2,087,636
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Annuity contracts in accumulation       (4,212,086)        3,285,620                0       (3,285,620)          222,342
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Annuity contracts in accumulation        1,202,519         2,432,614          786,857       (1,645,757)        1,440,289
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Annuity contracts in accumulation          877,472           (64,824)       9,587,836        9,652,660        11,557,783
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Annuity contracts in accumulation          235,363                 0       23,410,070       23,410,070        24,158,332
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Annuity contracts in accumulation           10,944                 0        5,934,910        5,934,910         5,840,305
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Annuity contracts in accumulation                0                 0            2,439            2,439             1,904
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation       27,598,205       (14,386,593)     (68,936,164)     (54,549,571)      168,684,823
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation        8,758,918         4,054,739        8,580,844        4,526,105        15,788,775
-------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Annuity contracts in accumulation          (26,909)          (38,627)         (16,080)          22,547            15,783
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation       12,905,081         9,544,413       23,757,249       14,212,836        34,750,992
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Annuity contracts in accumulation            3,176            25,068          (42,233)         (67,301)           87,497
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Annuity contracts in accumulation            4,776             8,264           96,292           88,028            86,578
-------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation          796,809            (4,447)         330,445          334,892         1,445,929
-------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation          677,837           230,393          (38,204)        (268,597)        1,669,042
-------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation        2,133,321         1,434,703        1,765,548          330,845         7,270,544
-------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation          (94,506)          (78,505)        (181,523)        (103,018)         (118,104)
-------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Annuity contracts in accumulation          495,596         1,188,423        6,242,096        5,053,673         5,595,953
-------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations (continued):

------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                         Valuation      Proceeds       Cost of
                                                           Period         from       Investments
                                         Dividends       Deductions       Sales         Sold
------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation          $797,048       ($226,028)   $7,969,978    $6,860,631
------------------------------------------------------------------------------------------------------
Capital Appreciation Fund:
Annuity contracts in accumulation           199,178         (36,849)    1,961,367     1,742,638
------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Annuity contracts in accumulation           179,109        (106,709)      716,417       632,280
------------------------------------------------------------------------------------------------------
Growth Fund:
Annuity contracts in accumulation           631,309         (62,029)      747,792       656,292
------------------------------------------------------------------------------------------------------
Value Fund:
Annuity contracts in accumulation           629,443        (155,450)    2,307,793     2,034,925
------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:
Annuity contracts in accumulation           454,912         (85,354)    1,556,530     1,053,499
------------------------------------------------------------------------------------------------------
 Income & Growth Portfolio:
Annuity contracts in accumulation           914,221        (222,145)    2,270,282     1,259,702
------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
Annuity contracts in accumulation         1,249,119        (271,946)    3,592,783     1,650,828
------------------------------------------------------------------------------------------------------
American Century VP Funds:
 Balanced Fund:
Annuity contracts in accumulation           683,536         (56,724)    1,675,116     1,632,360
------------------------------------------------------------------------------------------------------
 International Fund:
Annuity contracts in accumulation                 0         (80,728)    1,365,915       995,445
------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation           247,325         (26,165)      406,307       370,404
------------------------------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
Annuity contracts in accumulation        13,552,341      (1,896,640)   21,302,731    12,295,752
------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
Annuity contracts in accumulation           830,081        (412,745)    4,773,203     3,622,910
------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
Annuity contracts in accumulation                 0        (459,868)    4,243,118     2,328,173
------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
Annuity contracts in accumulation         4,081,257        (651,738)   10,263,690     9,738,521
------------------------------------------------------------------------------------------------------
 International Equity Fund II:
Annuity contracts in accumulation           503,745        (271,182)    3,123,504     1,926,381
------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
Annuity contracts in accumulation           411,869        (127,832)    9,317,264     9,315,041
------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
Annuity contracts in accumulation           733,040        (203,519)    4,193,043     3,940,186
------------------------------------------------------------------------------------------------------
 Utility Fund II:
Annuity contracts in accumulation         2,100,934        (397,724)    5,009,213     3,572,281
------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                  Net Unrealized               Net                Net
                                             Net                Gain (Loss)             Change in     Increase (Decrease)
                                          Realized              -----------            Unrealized        in Net Assets
                                         Gain (Loss)     Beginning         End         Gain (Loss)      Resulting from
                                       on Investments     of Year        of Year     on Investments       Operations
----------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation        $1,109,347      $1,733,031    $2,822,690        $1,089,659       $2,770,026
----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund:
Annuity contracts in accumulation           218,729          19,720     2,111,777         2,092,057        2,473,115
----------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Annuity contracts in accumulation            84,137          17,765     3,746,947         3,729,182        3,885,719
----------------------------------------------------------------------------------------------------------------------------
Growth Fund:
Annuity contracts in accumulation            91,500          12,342     2,711,961         2,699,619        3,360,399
----------------------------------------------------------------------------------------------------------------------------
Value Fund:
Annuity contracts in accumulation           272,868          22,553     4,671,998         4,649,445        5,396,306
----------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                        503,031       1,582,996     2,168,767           585,771        1,458,360
----------------------------------------------------------------------------------------------------------------------------
 Income & Growth Portfolio:
Annuity contracts in accumulation         1,010,580       4,215,812     8,170,558         3,954,746        5,657,402
----------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
Annuity contracts in accumulation         1,941,955       6,533,437    15,044,425         8,510,988       11,430,116
----------------------------------------------------------------------------------------------------------------------------
American Century VP Funds:
 Balanced Fund:
Annuity contracts in accumulation            42,756         487,853       113,895          (373,958)         295,610
----------------------------------------------------------------------------------------------------------------------------
 International Fund:
Annuity contracts in accumulation           370,470         743,148     3,420,828         2,677,680        2,967,422
----------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation            35,903          14,930         8,210            (6,720)         250,343
----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
Annuity contracts in accumulation         9,006,979      37,231,660    23,291,163       (13,940,497)       6,722,183
----------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
Annuity contracts in accumulation         1,150,293       3,973,133     6,982,904         3,009,771        4,577,400
----------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
Annuity contracts in accumulation         1,914,945       5,244,563    22,782,494        17,537,931       18,993,008
----------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
Annuity contracts in accumulation           525,169       2,714,767      (768,082)       (3,482,849)         471,839
----------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
Annuity contracts in accumulation         1,197,123       3,819,534    15,689,012        11,869,478       13,299,164
----------------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
Annuity contracts in accumulation             2,223           2,223             0            (2,223)         284,037
----------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
Annuity contracts in accumulation           252,857       1,013,377       (71,689)       (1,085,066)        (302,688)
----------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:
Annuity contracts in accumulation         1,436,932       7,053,257     3,900,529        (3,152,728)         (12,586)
----------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations (continued):

----------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                 Valuation       Proceeds        Cost of
                                                                  Period           from        Investments
                                                 Dividends      Deductions         Sales          Sold
----------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation                $8,367,628     ($2,573,916)    $30,786,251    $23,310,042
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                16,174,596      (2,218,187)     15,856,150     10,078,861
----------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation                 5,027,115        (781,519)     15,051,314     17,531,702
----------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation                   639,927        (217,131)     17,051,576     15,470,272
----------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation                 1,521,294        (290,423)      3,958,472      3,549,278
----------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation                 6,677,923      (2,522,798)     42,148,010     26,560,684
----------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation                 2,351,381      (2,155,269)     61,376,663     41,833,912
----------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
Annuity contracts in accumulation                   278,742         (67,977)      1,529,299      1,459,169
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation                 4,328,099      (1,464,290)    180,428,933    153,089,375
----------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation                 3,289,917      (1,574,299)      7,838,806      4,594,554
----------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation                 1,403,262        (265,146)      9,325,969      9,178,770
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                   990,849      (1,633,385)     22,246,086     14,336,557
----------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                   538,521      (3,924,479)     85,749,085     54,113,435
----------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Annuity contracts in accumulation                     8,564         (22,933)        463,764        730,052
----------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                    20,628         (42,793)      1,388,088      1,704,273
----------------------------------------------------------------------------------------------------------------
MFS Funds:
 Global Government Series: (1)
Annuity contracts in accumulation                   103,104         (25,617)      1,099,699      1,092,429
----------------------------------------------------------------------------------------------------------------
 Total Return Series:
Annuity contracts in accumulation                 2,209,450        (612,684)      5,002,849      3,909,198
----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                            Net Unrealized                Net
                                                      Net                 Gain (Loss)              Change in
                                                   Realized               -----------             Unrealized
                                                  Gain (Loss)      Beginning         End          Gain (Loss)
                                                on Investments      of Year        of Year      on Investments
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation                  $7,476,209     $22,859,546    $17,824,133      $(5,035,413)
--------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                   5,777,289      33,940,400     67,658,735       33,718,335
--------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation                  (2,480,388)     (4,425,686)    (2,606,690)       1,818,996
--------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation                   1,581,304         669,980      4,814,866        4,144,886
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation                     409,194       1,633,427      1,897,225          263,798
--------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation                  15,587,326      35,201,475     56,818,405       21,616,930
--------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation                  19,542,751      25,538,020     32,900,456        7,362,436
--------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
Annuity contracts in accumulation                      70,130         478,048         75,103         (402,945)
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation                  27,339,558       8,106,849    100,137,615       92,030,766
--------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation                   3,244,252      15,241,071     40,182,173       24,941,102
--------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation                     147,199         255,193       (999,230)      (1,254,423)
--------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                   7,909,529      12,281,148     56,878,486       44,597,338
--------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                  31,635,650      37,241,442    183,495,928      146,254,486
--------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Annuity contracts in accumulation                    (266,288)     (1,196,659)       579,071        1,775,730
--------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                    (316,185)     (1,266,269)      (494,145)         772,124
--------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Global Government Series: (1)
Annuity contracts in accumulation                       7,270         102,292        (52,025)        (154,317)
--------------------------------------------------------------------------------------------------------------------
 Total Return Series:
Annuity contracts in accumulation                   1,093,651       3,834,735      1,850,808       (1,983,927)
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------
Year Ended December 31, 1999                            Net
                                                Increase (Decrease)
                                                   in Net Assets
                                                  Resulting from
                                                    Operations
-----------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation                    $8,234,508
-----------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                    53,452,033
-----------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation                     3,584,204
-----------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation                     6,148,986
-----------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation                     1,903,863
-----------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation                    41,359,381
-----------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation                    27,101,299
-----------------------------------------------------------------------
 Investment Grade Bond Portfolio:
Annuity contracts in accumulation                      (122,050)
-----------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation                   122,234,133
-----------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation                    29,900,972
-----------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation                        30,892
-----------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                    51,864,331
-----------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                   174,504,178
-----------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Annuity contracts in accumulation                     1,495,073
-----------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                       433,774
-----------------------------------------------------------------------
MFS Funds:
 Global Government Series: (1)
Annuity contracts in accumulation                       (69,560)
-----------------------------------------------------------------------
 Total Return Series:
Annuity contracts in accumulation                       706,490
-----------------------------------------------------------------------

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations (continued):

------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                  Valuation          Proceeds          Cost of
                                                                    Period             from          Investments
                                                 Dividends        Deductions          Sales              Sold
------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
Annuity contracts in accumulation                        $3           $(2,950)         $134,571          $132,047
------------------------------------------------------------------------------------------------------------------------
 Small Cap Portfolio:
Annuity contracts in accumulation                     5,932              (761)            1,608             1,675
------------------------------------------------------------------------------------------------------------------------
 Tactical Allocation Portfolio:
Annuity contracts in accumulation                   473,308           (12,484)          259,982           250,453
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation                         0          (228,766)       29,784,999        24,129,999
------------------------------------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (3)
Annuity contracts in accumulation                   280,254           (94,735)        6,574,995         4,790,427
------------------------------------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                   454,029          (588,876)        5,827,992         5,360,308
------------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                   786,643          (214,526)        4,087,701         4,296,040
------------------------------------------------------------------------------------------------------------------------
Portfolio Partners,Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                 1,395,386        (1,803,211)       69,154,424        53,471,073
------------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                   179,933        (1,192,525)       22,188,694        17,498,425
------------------------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                 1,111,624          (447,967)        6,884,756         4,709,438
------------------------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                 1,024,592          (243,925)       75,090,895        65,822,845
------------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                 2,862,703        (1,607,370)       19,816,183        14,545,431
------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B               $372,453,223     ($ 59,498,930)   $1,971,718,606    $1,728,629,845
========================================================================================================================


----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                             Net Unrealized                 Net
                                                     Net                  Gain (Loss)                Change in
                                                  Realized                -----------               Unrealized
                                                 Gain (Loss)       Beginning           End          Gain (Loss)
                                               on Investments       of Year          of Year      on Investments
----------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
Annuity contracts in accumulation                     $2,524               $0          $74,102          $74,102
----------------------------------------------------------------------------------------------------------------------
 Small Cap Portfolio:
Annuity contracts in accumulation                        (67)               0            9,469            9,469
----------------------------------------------------------------------------------------------------------------------
 Tactical Allocation Portfolio:
Annuity contracts in accumulation                      9,529                0           35,469           35,469
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation                  5,655,000        1,243,228        8,288,775        7,045,547
----------------------------------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (3)
Annuity contracts in accumulation                  1,784,568          786,005        2,312,761        1,526,756
----------------------------------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                    467,684         (435,824)       7,488,511        7,924,335
----------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                   (208,339)          47,663          (12,690)         (60,353)
----------------------------------------------------------------------------------------------------------------------
Portfolio Partners,Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                 15,683,351       19,423,983       64,359,069       44,935,086
----------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                  4,690,269       11,016,482       26,374,011       15,357,529
----------------------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                  2,175,318        3,770,053       17,014,014       13,243,961
----------------------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                  9,268,050          863,502        3,641,431        2,777,929
----------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                  5,270,752       24,891,619       40,800,081       15,908,462
----------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B                $243,088,761     $349,806,583     $860,262,998     $510,456,415
======================================================================================================================

----------------------------------------------------------------------
Year Ended December 31, 1999                           Net
                                               Increase (Decrease)
                                                  in Net Assets
                                                 Resulting from
                                                   Operations
----------------------------------------------------------------------
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
Annuity contracts in accumulation                       $73,679
----------------------------------------------------------------------
 Small Cap Portfolio:
Annuity contracts in accumulation                        14,573
----------------------------------------------------------------------
 Tactical Allocation Portfolio:
Annuity contracts in accumulation                       505,822
----------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation                    12,471,781
----------------------------------------------------------------------
 Global Securities Fund/VA: (3)
Annuity contracts in accumulation                     3,496,843
----------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                     8,257,172
----------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                       303,425
----------------------------------------------------------------------
Portfolio Partners,Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                    60,210,612
----------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                    19,035,206
----------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                    16,082,936
----------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                    12,826,646
----------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                    22,434,547
----------------------------------------------------------------------
Total Variable Annuity Account B                 $1,066,499,469
======================================================================

(1) - Effective May 1, 1999, MFS Worldwide Government Series name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund/OVAF's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund/OVAF's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth and Income Fund/OVAF's name changed to Oppenheimer Main Street Growth and Income Fund/VA.
(5) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund/OVAF's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets

----------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                   Net
                                                              Net           Change in
                                             Net           Realized        Unrealized
                                          Investment      Gain (Loss)      Gain (Loss)
                                            Income      on Investments   on Investments
----------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation         $1,070,293        $614,087          $688,288
----------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation         24,109,936       5,798,309        (6,953,408)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation          5,009,815        (250,395)       (6,626,783)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation          1,159,582         835,357            92,697
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation          7,720,048      (4,212,086)       (3,285,620)
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation          1,883,527       1,202,519        (1,645,757)
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation          1,027,651         877,472         9,652,660
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series E:
 Annuity contracts in accumulation            512,899         235,363        23,410,070
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series G:
 Annuity contracts in accumulation           (105,549)         10,944         5,934,910
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series H:
 Annuity contracts in accumulation               (535)              0             2,439
----------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation        195,636,189      27,598,205       (54,549,571)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation          2,503,752       8,758,918         4,526,105
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna High Yield VP:
 Annuity contracts in accumulation             20,145         (26,909)           22,547
----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation          7,633,075      12,905,081        14,212,836
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP:
 Annuity contracts in accumulation            151,622           3,176           (67,301)
----------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP:
 Annuity contracts in accumulation             (6,226)          4,776            88,028
----------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation            314,228         796,809           334,892
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation          1,259,802         677,837          (268,597)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Year Ended December 31, 1999                    Net
                                        Increase (Decrease)           Net Assets
                                           in Net Assets              ----------
                                             from Unit         Beginning         End
                                           Transactions         of Year        of Year
-----------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation           ($7,289,731)     $24,898,190    $19,981,127
-----------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation           (10,869,045)     176,154,146    180,920,898
 Annuity contracts in payment period                           18,758,905     26,077,945
-----------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation            10,606,260       85,100,187     93,390,139
 Annuity contracts in payment period                            5,213,758      5,662,703
-----------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation            (6,748,440)      28,289,880     23,405,948
 Annuity contracts in payment period                            1,317,322      1,540,450
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation           (19,622,110)      19,399,768              0
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation            (3,591,840)       9,276,019      7,124,468
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation            75,168,020       89,907,126    176,632,929
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series E:
 Annuity contracts in accumulation           357,540,044                0    381,698,376
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series G:
 Annuity contracts in accumulation           206,014,754                0    211,855,059
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series H:
 Annuity contracts in accumulation             1,725,051                0      1,726,955
-----------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation          (106,172,195)     955,586,320    980,638,280
 Annuity contracts in payment period                          155,197,661    192,658,329
-----------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation            25,546,818       28,467,187     66,260,594
 Annuity contracts in payment period                            1,199,857      4,742,043
-----------------------------------------------------------------------------------------
 Aetna High Yield VP:
 Annuity contracts in accumulation                  (487)         230,386        245,682
-----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation           117,244,893       85,248,495    198,210,089
 Annuity contracts in payment period                            1,829,647     40,863,938
-----------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP:
 Annuity contracts in accumulation               403,520          375,745        866,762
-----------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP:
 Annuity contracts in accumulation              (145,065)         969,800        911,313
-----------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation             1,562,914        1,528,847      4,434,269
 Annuity contracts in payment period                                2,086        105,507
-----------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation            (7,254,086)      32,331,905     26,597,646
 Annuity contracts in payment period                            2,822,843      2,972,058
-----------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

---------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                  Net
                                                             Net           Change in
                                             Net          Realized        Unrealized
                                         Investment      Gain (Loss)      Gain (Loss)
                                           Income      on Investments   on Investments
---------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation       $4,806,378      $2,133,321           $330,845
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation           79,420         (94,506)          (103,018)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation           46,684         495,596          5,053,673
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation          571,020       1,109,347          1,089,659
---------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation          162,329         218,729          2,092,057
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation           72,400          84,137          3,729,182
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation          569,280          91,500          2,699,619
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation          473,993         272,868          4,649,445
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation          369,558         503,031            585,771
---------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation          692,076       1,010,580          3,954,746
---------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation          977,173       1,941,955          8,510,988
---------------------------------------------------------------------------------------
 American Century VP Funds:
  Balanced Fund:
 Annuity contracts in accumulation          626,812          42,756           (373,958)
---------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation          (80,728)        370,470          2,677,680
---------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation          221,160          35,903             (6,720)
---------------------------------------------------------------------------------------
 Federated Insurance Series:
  American Leaders Fund II:
 Annuity contracts in accumulation       11,655,701       9,006,979        (13,940,497)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation          417,336       1,150,293          3,009,771
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation         (459,868)      1,914,945         17,537,931
---------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Year Ended December 31, 1999                    Net
                                        Increase (Decrease)            Net Assets
                                           in Net Assets               ----------
                                             from Unit         Beginning          End
                                           Transactions         of Year         of Year
-------------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation           $58,499,955     $149,772,871    $214,710,443
 Annuity contracts in payment period                              229,509       1,062,436
-------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation             1,076,287          965,259       1,925,817
 Annuity contracts in payment period                               16,278          13,903
-------------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation             1,501,029       18,295,242      25,125,952
 Annuity contracts in payment period                              197,498         463,770
-------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation            (4,540,412)      18,689,212      16,918,826
-------------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation             7,199,232          298,792       9,923,942
 Annuity contracts in payment period                                    0          47,197
-------------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation            19,382,908          221,558      22,700,889
 Annuity contracts in payment period                                    0         789,296
-------------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation            15,273,804          296,860      18,608,980
 Annuity contracts in payment period                                    0         322,083
-------------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation            35,726,392          703,970      40,884,392
 Annuity contracts in payment period                                    0         942,276
-------------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation            (1,430,177)       6,185,618       6,213,801
-------------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation            (2,033,469)      15,463,737      19,087,670
-------------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation            (3,289,670)      16,971,895      25,112,341
-------------------------------------------------------------------------------------------
 American Century VP Funds:
  Balanced Fund:
 Annuity contracts in accumulation            (1,575,541)       4,732,298       3,452,367
-------------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation            (1,259,618)       5,791,227       7,499,031
-------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation               380,705        1,958,082       2,589,130
-------------------------------------------------------------------------------------------
 Federated Insurance Series:
  American Leaders Fund II:
 Annuity contracts in accumulation           (16,005,273)     134,398,144     125,105,874
 Annuity contracts in payment period                               51,858          61,038
-------------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation            (2,848,736)      28,656,460      30,384,515
 Annuity contracts in payment period                                7,576           8,185
-------------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation               234,105       27,450,515      46,677,628
-------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                            Net
                                                                       Net           Change in
                                                      Net           Realized        Unrealized
                                                   Investment      Gain (Loss)      Gain (Loss)
                                                     Income      on Investments   on Investments
-------------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation                  $3,429,519        $525,169      $(3,482,849)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation                     232,563       1,197,123       11,869,478
-------------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation                     284,037           2,223           (2,223)
-------------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation                     529,521         252,857       (1,085,066)
-------------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation                   1,703,210       1,436,932       (3,152,728)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation                   5,793,712       7,476,209       (5,035,413)
-------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                  13,956,409       5,777,289       33,718,335
-------------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation                   4,245,596      (2,480,388)       1,818,996
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation                     422,796       1,581,304        4,144,886
-------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation                   1,230,871         409,194          263,798
-------------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation                   4,155,125      15,587,326       21,616,930
-------------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation                     196,112      19,542,751        7,362,436
-------------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                     210,765          70,130         (402,945)
-------------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation                   2,863,809      27,339,558       92,030,766
-------------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation                   1,715,618       3,244,252       24,941,102
-------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation                   1,138,116         147,199       (1,254,423)
-------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                    (642,536)      7,909,529       44,597,338
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation                  (3,385,958)     31,635,650      146,254,486
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund, Inc.:
 Annuity contracts in accumulation                     (14,369)       (266,288)       1,775,730
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                             Net
                                                 Increase (Decrease)           Net Assets
                                                    in Net Assets              ----------
                                                      from Unit         Beginning         End
                                                    Transactions         of Year        of Year
--------------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation                   $(8,553,264)      $49,887,731    $41,788,490
 Annuity contracts in payment period                                             0         17,816
--------------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation                    (1,894,959)       17,521,464     28,925,669
--------------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation                       306,114         8,067,320      8,657,471
--------------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation                    (2,937,725)       16,054,824     12,814,411
--------------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation                    (3,766,513)       30,329,937     26,498,835
 Annuity contracts in payment period                                         7,667         59,670
--------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation                     7,411,679       176,108,721    191,754,908
--------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                    17,013,720       138,516,768    208,982,521
--------------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation                     9,278,961        49,328,098     61,938,947
 Annuity contracts in payment period                                       503,361        755,677
--------------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation                    (3,946,889)       17,886,843     20,088,940
--------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation                      (799,139)       20,414,738     21,519,462
--------------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation                    30,664,230       162,974,413    234,998,024
--------------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation                     1,630,498       141,735,838    170,467,635
--------------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                    (1,453,541)        5,695,641      4,120,050
--------------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation                    95,062,093        57,368,774    274,665,000
--------------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation                    83,194,454        72,228,489    185,323,915
--------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation                    (1,081,920)       20,633,439     19,582,411
--------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                   101,412,913        68,058,273    213,572,309
 Annuity contracts in payment period                                     1,585,189      9,348,397
--------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation                    59,587,939       243,902,115    470,413,281
 Annuity contracts in payment period                                     3,724,747     11,305,698
--------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund, Inc.:
 Annuity contracts in accumulation                      (430,469)        1,509,423      2,574,027
--------------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                          Net
                                                                     Net           Change in
                                                    Net           Realized        Unrealized
                                                 Investment      Gain (Loss)      Gain (Loss)
                                                   Income      on Investments   on Investments
-----------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                 $(22,165)       $(316,185)        $772,124
-----------------------------------------------------------------------------------------------
 MFS Funds:
  Global Government Series: (1)
 Annuity contracts in accumulation                   77,487            7,270         (154,317)
-----------------------------------------------------------------------------------------------
  Total Return Series:
 Annuity contracts in accumulation                1,596,766        1,093,651       (1,983,927)
-----------------------------------------------------------------------------------------------
 Mitchell Hutchins Series Trust:
  Growth & Income Portfolio:
 Annuity contracts in accumulation                   (2,947)           2,524           74,102
-----------------------------------------------------------------------------------------------
  Small Cap Portfolio:
 Annuity contracts in accumulation                    5,171              (67)           9,469
-----------------------------------------------------------------------------------------------
  Tactical Allocation Portfolio:
 Annuity contracts in accumulation                  460,824            9,529           35,469
-----------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund/VA: (2)
 Annuity contracts in accumulation                 (228,766)       5,655,000        7,045,547
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Global Securities Fund/VA: (3)
 Annuity contracts in accumulation                  185,519        1,784,568        1,526,756
-----------------------------------------------------------------------------------------------
  Main Street Growth & Income Fund/VA: (4)
 Annuity contracts in accumulation                 (134,847)         467,684        7,924,335
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (5)
 Annuity contracts in accumulation                  572,117         (208,339)         (60,353)
 Annuity contracts in payment period                      0                0                0
-----------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                 (407,825)      15,683,351       44,935,086
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation               (1,012,592)       4,690,269       15,357,529
-----------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                  663,657        2,175,318       13,243,961
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                  780,667        9,268,050        2,777,929
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                1,255,333        5,270,752       15,908,462
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Total Variable Annuity Account B             $312,954,293     $243,088,761     $510,456,415
===============================================================================================

------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                           Net
                                               Increase (Decrease)              Net Assets
                                                  in Net Assets                 ----------
                                                    from Unit          Beginning            End
                                                  Transactions          of Year           of Year
------------------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                  $(1,219,704)        $3,954,893        $3,168,963
------------------------------------------------------------------------------------------------------
  MFS Funds:
 Global Government Series: (1)
 Annuity contracts in accumulation                     (301,164)         2,014,138         1,643,414
------------------------------------------------------------------------------------------------------
  Total Return Series:
 Annuity contracts in accumulation                   11,945,226         38,137,728        50,789,444
------------------------------------------------------------------------------------------------------
 Mitchell Hutchins Series Trust:
  Growth & Income Portfolio:
 Annuity contracts in accumulation                      736,277                  0           809,956
------------------------------------------------------------------------------------------------------
  Small Cap Portfolio:
 Annuity contracts in accumulation                      157,949                  0           172,522
------------------------------------------------------------------------------------------------------
  Tactical Allocation Portfolio:
 Annuity contracts in accumulation                    6,858,373                  0         7,364,195
------------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund/VA: (2)
 Annuity contracts in accumulation                    6,541,844         11,917,723        29,291,524
 Annuity contracts in payment period                                             0         1,639,824
------------------------------------------------------------------------------------------------------
  Global Securities Fund/VA: (3)
 Annuity contracts in accumulation                   (1,636,196)         7,653,101         9,513,748
------------------------------------------------------------------------------------------------------
  Main Street Growth & Income Fund/VA: (4)
 Annuity contracts in accumulation                   12,915,912         35,193,209        56,214,303
 Annuity contracts in payment period                                             0           151,990
------------------------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (5)
 Annuity contracts in accumulation                    6,368,812         12,897,019        19,569,256
 Annuity contracts in payment period                     27,229            201,581           228,810
------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                   (9,039,734)       131,150,274       181,712,440
 Annuity contracts in payment period                                       922,555         1,531,267
------------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                   (5,108,995)        88,610,687       102,536,898
------------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   10,888,326         27,062,849        53,173,898
 Annuity contracts in payment period                                       903,680         1,763,893
------------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                    5,029,371         17,577,310        35,328,550
 Annuity contracts in payment period                                        18,946           123,723
------------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                  (14,489,363)       118,791,854       126,069,747
 Annuity contracts in payment period                                        56,523           723,814
------------------------------------------------------------------------------------------------------
 Total Variable Annuity Account B                $1,150,783,141     $3,956,568,422    $6,173,851,032
======================================================================================================

(1) - Effective May 1, 1999, MFS Worldwide Government Series name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund/OVAF's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund/OVAF's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth and Income Fund/OVAF's name changed to Oppenheimer Main Street Growth and Income Fund/VA.
(5) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund/OVAF's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                    Net
                                                               Net           Change in
                                              Net           Realized        Unrealized
                                           Investment      Gain (Loss)      Gain (Loss)
                                             Income      on Investments   on Investments
-----------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation            $878,477        $871,974      ($1,238,982)
-----------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation          28,982,565       4,413,800       (7,474,240)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation           4,385,261       2,012,976       (1,053,158)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation             792,688         438,508         (248,169)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation           4,701,182       1,466,703       (2,909,123)
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation             974,026       1,329,280          288,064
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation             284,442              60          (64,824)
-----------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation         183,021,214      29,084,074      (82,062,430)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation            (127,836)       (347,867)       4,999,810
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna High Yield VP: (7)
 Annuity contracts in accumulation              21,541              42          (38,627)
-----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (8)
 Annuity contracts in accumulation           3,193,925       3,120,964        8,202,029
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP: (9)
 Annuity contracts in accumulation              17,150          (7,168)          25,068
-----------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP: (10)
 Annuity contracts in accumulation              36,190         (33,035)           8,264
-----------------------------------------------------------------------------------------
 Aetna International VP: (11)
 Annuity contracts in accumulation              72,618         (50,060)          (4,447)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Legacy VP: (12)
 Annuity contracts in accumulation           1,112,714         509,928         (325,629)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Money Market VP: (13)
 Annuity contracts in accumulation           4,609,417         958,394            4,835
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (14)
 Annuity contracts in accumulation              45,121         (25,500)         (78,505)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Small Company VP: (15)
 Annuity contracts in accumulation             (18,206)     (1,755,032)       1,488,099
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Year Ended December 31, 1998                     Net
                                         Increase (Decrease)           Net Assets
                                            in Net Assets              ----------
                                              from Unit         Beginning         End
                                            Transactions         of Year        of Year
------------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation             $3,942,985      $20,443,736    $24,898,190
------------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation              6,148,805      150,761,384    176,154,146
 Annuity contracts in payment period                            12,080,737     18,758,905
------------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation             12,050,394       69,236,488     85,100,187
 Annuity contracts in payment period                             3,681,984      5,213,758
------------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation              8,303,550       20,250,904     28,289,880
 Annuity contracts in payment period                                69,721      1,317,322
------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation             (4,718,918)      20,859,924     19,399,768
------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation             (4,244,458)      10,929,107      9,276,019
------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation             89,687,448                0     89,907,126
------------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation            (42,142,027)     892,006,381    955,586,320
 Annuity contracts in payment period                           130,876,769    155,197,661
------------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation             21,924,027        3,210,344     28,467,187
 Annuity contracts in payment period                                 8,566      1,199,857
------------------------------------------------------------------------------------------
 Aetna High Yield VP: (7)
 Annuity contracts in accumulation                247,430                0        230,386
------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (8)
 Annuity contracts in accumulation             44,321,436       28,074,705     85,248,495
 Annuity contracts in payment period                               165,083      1,829,647
------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP: (9)
 Annuity contracts in accumulation                340,695                0        375,745
------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP: (10)
 Annuity contracts in accumulation                958,381                0        969,800
------------------------------------------------------------------------------------------
 Aetna International VP: (11)
 Annuity contracts in accumulation              1,512,822                0      1,528,847
 Annuity contracts in payment period                                     0          2,086
------------------------------------------------------------------------------------------
 Aetna Legacy VP: (12)
 Annuity contracts in accumulation             13,863,127       18,710,015     32,331,905
 Annuity contracts in payment period                             1,284,593      2,822,843
------------------------------------------------------------------------------------------
 Aetna Money Market VP: (13)
 Annuity contracts in accumulation             19,490,597      124,939,137    149,772,871
 Annuity contracts in payment period                                     0        229,509
------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (14)
 Annuity contracts in accumulation              1,040,421                0        965,259
 Annuity contracts in payment period                                     0         16,278
------------------------------------------------------------------------------------------
 Aetna Small Company VP: (15)
 Annuity contracts in accumulation             12,670,750        6,059,783     18,295,242
 Annuity contracts in payment period                                47,346        197,498
------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

--------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                 Net
                                                            Net           Change in
                                            Net          Realized        Unrealized
                                         Investment     Gain (Loss)      Gain (Loss)
                                           Income    on Investments   on Investments
--------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (16)
 Annuity contracts in accumulation          $32,768        $(95,362)      $2,278,113
--------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation            4,604           2,342           19,720
--------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation            2,446           3,734           17,765
--------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation            9,531           3,714           12,342
--------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation           24,489           5,144           22,553
--------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation          404,757         212,710          891,394
--------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation        1,261,633       1,121,965        1,506,757
--------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation          428,467       1,178,197        4,993,194
--------------------------------------------------------------------------------------
 American Century Investments:
  Balanced Fund:
 Annuity contracts in accumulation          528,065          61,039           25,474
--------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation          304,847         243,131          381,327
--------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation          127,415         119,256          (44,356)
--------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation        6,762,670       4,643,346        3,051,873
--------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation        9,878,072       5,383,950       19,355,887
--------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation        4,018,324        (478,695)      (7,148,373)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation          820,880         787,883          209,050
--------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation        1,361,761         264,591          495,725
--------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation        4,885,888      11,863,324       16,999,643
--------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation        1,707,451       8,567,398       14,655,179
--------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation          254,649          90,675           90,888
--------------------------------------------------------------------------------------

Year Ended December 31, 1998                    Net
                                        Increase (Decrease)            Net Assets
                                           in Net Assets               ----------
                                             from Unit         Beginning          End
                                           Transactions         of Year         of Year
------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (16)
 Annuity contracts in accumulation          $12,561,099         $3,912,594    $18,689,212
------------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation              272,126                  0        298,792
------------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation              197,613                  0        221,558
------------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation              271,273                  0        296,860
------------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation              651,784                  0        703,970
------------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation             (979,394)         5,656,151      6,185,618
------------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation           (2,575,078)        14,148,460     15,463,737
------------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation           (3,907,972)        14,280,009     16,971,895
------------------------------------------------------------------------------------------
 American Century Investments:
  Balanced Fund:
 Annuity contracts in accumulation             (525,510)         4,643,230      4,732,298
------------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation             (991,033)         5,852,955      5,791,227
------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation              784,430            971,337      1,958,082
------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation           22,941,092        138,709,740    176,108,721
------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation           23,497,310         80,401,549    138,516,768
------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation           18,153,824         35,217,837     49,328,098
 Annuity contracts in payment period                                68,542        503,361
------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation            3,064,387         13,004,643     17,886,843
------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation            6,549,586         11,743,075     20,414,738
------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation           21,398,116        107,827,442    162,974,413
------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation           39,819,038         76,986,772    141,735,838
------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation           (1,318,753)         6,578,182      5,695,641
------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                     Net
                                                                Net           Change in
                                                Net          Realized        Unrealized
                                            Investment      Gain (Loss)      Gain (Loss)
                                              Income      on Investments   on Investments
------------------------------------------------------------------------------------------
 Insurance Management Series:
  American Leaders Fund II:
 Annuity contracts in accumulation          $6,205,550      $4,799,578        $7,120,071
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation            (222,529)        434,027         3,061,727
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation           1,093,875         720,386         1,686,112
------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation             834,077         852,846        (1,048,315)
------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation            (216,708)        474,001         2,881,033
------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation             263,248               0             2,223
------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation              31,718         275,671           500,178
------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation           1,351,222         735,614         1,252,242
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation            (548,576)     11,062,640         3,512,332
------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation           1,620,017       1,490,655        11,778,213
------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation             842,156         316,618          (112,372)
------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation           2,610,124       7,033,011         6,516,940
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation           5,363,231      21,545,989        19,031,176
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation             133,353        (350,599)         (487,111)
------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation             278,095           3,027        (1,444,141)
------------------------------------------------------------------------------------------
 MFS Funds:
  Total Return Series:
 Annuity contracts in accumulation             372,500         613,337         1,859,586
------------------------------------------------------------------------------------------
  Worldwide Government Series:
 Annuity contracts in accumulation              (5,538)         (1,135)          108,229
------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund:
 Annuity contracts in accumulation              39,364        (225,494)        1,109,442
------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Year Ended December 31, 1998                       Net
                                           Increase (Decrease)            Net Assets
                                              in Net Assets               ----------
                                                from Unit         Beginning          End
                                              Transactions         of Year         of Year
----------------------------------------------------------------------------------------------
 Insurance Management Series:
  American Leaders Fund II:
 Annuity contracts in accumulation               $(524,859)     $116,800,911    $134,398,144
 Annuity contracts in payment period                                  48,751          51,858
----------------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation               5,452,240        19,938,571      28,656,460
 Annuity contracts in payment period                                       0           7,576
----------------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation               1,241,036        22,709,106      27,450,515
----------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation              (3,963,730)       53,212,853      49,887,731
----------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation                 437,110        13,946,028      17,521,464
----------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation                 271,362         7,530,487       8,067,320
----------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation               2,050,473        13,196,784      16,054,824
----------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation                 695,668        26,302,858      30,329,937
 Annuity contracts in payment period                                       0           7,667
----------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation               4,958,453        38,383,925      57,368,774
----------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation              26,193,826        31,145,778      72,228,489
----------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation               9,052,449        10,534,588      20,633,439
----------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation              12,764,560        40,072,928      68,058,273
 Annuity contracts in payment period                                 645,899       1,585,189
----------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation              39,032,925       160,658,096     243,902,115
 Annuity contracts in payment period                               1,995,445       3,724,747
----------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                (619,636)        2,833,416       1,509,423
----------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation              (1,812,452)        6,930,364       3,954,893
----------------------------------------------------------------------------------------------
 MFS Funds:
  Total Return Series:
 Annuity contracts in accumulation              16,318,427        18,973,878      38,137,728
----------------------------------------------------------------------------------------------
  Worldwide Government Series:
 Annuity contracts in accumulation                 588,287         1,324,295       2,014,138
----------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund:
 Annuity contracts in accumulation               7,306,211         3,688,200      11,917,723
----------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                          Net
                                                                     Net           Change in
                                                    Net           Realized        Unrealized
                                                 Investment      Gain (Loss)      Gain (Loss)
                                                   Income      on Investments   on Investments
-----------------------------------------------------------------------------------------------
  Global Securities Fund:
 Annuity contracts in accumulation                 $317,658        $(373,983)       $786,851
-----------------------------------------------------------------------------------------------
  Growth & Income Fund:
 Annuity contracts in accumulation                  697,969          126,292        (901,751)
-----------------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation                   37,162          (25,262)         68,836
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation               (1,172,488)       8,905,074      20,177,815
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation               (1,002,802)       3,344,659      12,179,408
-----------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                 (241,843)       1,430,022       3,549,391
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                 (138,109)       2,709,959         668,075
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                 (835,041)       1,547,217      23,093,697
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Total Variable Annuity Account B             $283,508,891     $143,410,533     $94,282,077
===============================================================================================

------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                           Net
                                               Increase (Decrease)              Net Assets
                                                  in Net Assets                 ----------
                                                    from Unit          Beginning            End
                                                  Transactions          of Year           of Year
------------------------------------------------------------------------------------------------------
  Global Securities Fund:
 Annuity contracts in accumulation                  $4,241,638          $2,680,937        $7,653,101
------------------------------------------------------------------------------------------------------
  Growth & Income Fund:
 Annuity contracts in accumulation                  22,581,792          12,688,907        35,193,209
------------------------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation                   9,925,163           3,092,701        12,897,019
 Annuity contracts in payment period                                             0           201,581
------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                   8,869,734          94,796,247       131,150,274
 Annuity contracts in payment period                                       496,447           922,555
------------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                   8,222,292          65,867,130        88,610,687
------------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   7,801,278          15,049,606        27,062,849
 Annuity contracts in payment period                                       378,075           903,680
------------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   1,706,168          12,650,163        17,577,310
 Annuity contracts in payment period                                             0            18,946
------------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                   4,872,246          90,170,258       118,791,854
 Annuity contracts in payment period                                             0            56,523
------------------------------------------------------------------------------------------------------
  Total Variable Annuity Account B                $512,924,064      $2,922,442,857    $3,956,568,422
======================================================================================================

 (1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.
 (3) - Effective May 1, 1998, Aetna Income Shares began doing business under the name Aetna Bond VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Fund began doing business under the name Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.
 (7) - Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.
 (8) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (9) - Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.
(10) - Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.
(11) - Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.
(12) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
(13) - Effective May 1, 1998, Aetna Variable Encore Fund began doing business under the name Aetna Money Market VP.
(14) - Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.
(15) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
(16) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

                          Independent Auditors' Report


The Board of Directors of Aetna Life Insurance and
Annuity Company and Contract Owners of Variable Annuity Account B:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1999, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1999, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999, in conformity with generally accepted accounting principles.


                                                                    /s/ KPMG LLP

Hartford, Connecticut
February 11, 2000

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

                  Index to Consolidated Financial Statements


                                                                                       Page
                                                                                       ----
Independent Auditors' Report........................................................    F-2
Consolidated Financial Statements:
   Consolidated Statements of Income for the Years Ended December 31, 1999,
     1998 and 1997..................................................................    F-3
   Consolidated Balance Sheets as of December 31, 1999 and 1998.....................    F-4
   Consolidated Statements of Changes in Shareholder's Equity for the Years Ended
     December 31, 1999, 1998 and 1997...............................................    F-5
   Consolidated Statements of Cash Flows for the Years Ended December 31, 1999, 1998
     and 1997.......................................................................    F-6
   Notes to Consolidated Financial Statements.......................................    F-7

                         Independent Auditors' Report



The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:


We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.




                                                              /s/ KPMG LLP




Hartford, Connecticut
February 7, 2000

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
        (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                       Consolidated Statements of Income
                                   (millions)


                                                               Years Ended December 31,
                                                       -----------------------------------------
                                                           1999          1998           1997
                                                       -----------   ------------   ------------
Revenue:
 Premiums                                               $  107.5       $   79.4      $   69.1
 Charges assessed against policyholders                    388.3          324.3         262.0
 Net investment income                                     886.3          871.8         881.7
 Net realized capital (losses) gains                       (21.5)          10.4          29.7
 Other income                                              129.7          100.2          96.8
                                                        --------       --------      --------
  Total revenue                                          1,490.3        1,386.1       1,339.3
                                                        --------       --------      --------
Benefits and expenses:
 Current and future benefits                               746.2          714.4         720.4
 Operating expenses:
  Salaries and related benefits                            153.0          141.0         133.5
  Other                                                    214.9          200.8         182.8
 Amortization of deferred policy acquisition costs         104.9           91.2          66.3
                                                        --------       --------      --------
  Total benefits and expenses                            1,219.0        1,147.4       1,103.0
                                                        --------       --------      --------
Income from continuing operations before income
  taxes                                                    271.3          238.7         236.3
Income taxes                                                90.1           66.6          68.4
                                                        --------       --------      --------
Income from continuing operations                          181.2          172.1         167.9
Discontinued operations, net of tax:
 Income from operations                                       --           61.8          67.8
 Amortization of deferred gain on sale                       5.7             --            --
 Immediate gain on sale                                       --           59.0            --
                                                        --------       --------      --------
Net income                                              $  186.9       $  292.9      $  235.7
                                                        ========       ========      ========

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
        (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                          Consolidated Balance Sheets
                         (millions, except share data)


                                                                     December 31,    December 31,
                                                                         1999            1998
                                                                    -------------   --------------
                              Assets
Investments:
 Debt securities available for sale, at fair value
  (amortized cost: $11,657.9 and $11,571.3)                            $11,410.1       $12,068.2
 Equity securities, available for sale:
  Nonredeemable preferred stock (cost: $134.7 and $202.6)                  130.9           203.3
  Investment in affiliated mutual funds (cost: $63.5 and $96.8)             64.1           100.1
  Common stock (cost: $6.7 and $1.0)                                        11.5             2.0
 Short-term investments                                                     74.2            48.9
 Mortgage loans                                                              6.7            12.7
 Policy loans                                                              314.0           292.2
 Other investments                                                          13.2            12.7
                                                                     -----------     -----------
    Total investments                                                   12,024.7        12,740.1
Cash and cash equivalents                                                  693.3           628.3
Short-term investments under securities loan agreement                     232.5           277.3
Accrued investment income                                                  150.7           151.6
Premiums due and other receivables                                         298.3            61.1
Reinsurance recoverable                                                  3,001.2         2,959.8
Deferred income taxes                                                      150.4           114.3
Deferred policy acquisition costs                                        1,046.4           893.1
Other assets                                                                96.5            70.4
Separate Accounts assets                                                38,692.6        29,430.2
                                                                     -----------     -----------
    Total assets                                                       $56,386.6       $47,326.2
                                                                     ===========     ===========
                    Liabilities and Shareholder's Equity
Liabilities:
 Future policy benefits                                                $ 3,850.4       $ 3,815.9
 Unpaid claims and claim expenses                                           27.3            18.8
 Policyholders' funds left with the Company                             11,121.7        11,305.6
                                                                     -----------     -----------
    Total insurance reserve liabilities                                 14,999.4        15,140.3
 Payables under securities loan agreement                                  232.5           277.3
 Current income taxes                                                       14.7           279.6
 Other liabilities                                                       1,063.0           805.5
 Separate Accounts liabilities                                          38,692.6        29,430.2
                                                                     -----------     -----------
    Total liabilities                                                   55,002.2        45,932.9
                                                                     -----------     -----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares
  authorized; 55,000 shares issued and outstanding)                          2.8             2.8
 Paid-in capital                                                           431.8           431.8
 Accumulated other comprehensive (loss) income                             (44.8)          104.8
 Retained earnings                                                         994.6           853.9
                                                                     -----------     -----------
    Total shareholder's equity                                           1,384.4         1,393.3
                                                                     -----------     -----------
     Total liabilities and shareholder's equity                        $56,386.6       $47,326.2
                                                                     ===========     ===========

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)


                                                        Years Ended December 31,
                                              ---------------------------------------------
                                                   1999            1998            1997
                                              -------------   -------------   -------------
Shareholder's equity, beginning of year          $1,393.3        $1,852.8        $1,618.3
Comprehensive income:
 Net income                                         186.9           292.9           235.7
 Other comprehensive income, net of tax:
   Unrealized (losses) gains on securities
    ($(230.2), $18.2 $49.9, pretax)(1)             (149.6)           11.9            32.4
                                               ----------      ----------      ----------
Total comprehensive income                           37.3           304.8           268.1
                                               ----------      ----------      ----------
Capital contribution                                   --             9.3            (5.0)
Other changes                                         2.8             2.4             5.7
                                               ----------      ----------      ----------
Common stock dividends                              (49.0)         (776.0)          (34.3)
                                               ----------      ----------      ----------
Shareholder's equity, end of year                $1,384.4        $1,393.3        $1,852.8
                                               ==========      ==========      ==========

(1) Net of reclassification adjustments.


See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)


                                                                                    Years Ended December 31,
                                                                          ---------------------------------------------
                                                                               1999            1998            1997
                                                                          -------------   -------------   -------------
Cash Flows from Operating Activities:
Net income                                                                 $    186.9      $    292.9      $    235.7
Adjustments to reconcile net income to net cash (used for) provided by operating activities:
 Net accretion of discount on investments                                       (26.5)          (29.5)          (66.8)
 Amortization of deferred gain on sale                                          ( 5.7)             --              --
 Immediate gain on sale                                                            --           (59.0)             --
 Net realized capital losses (gains)                                             21.5           (11.1)          (36.0)
 Changes in assets and liabilities:
  Decrease (increase) in accrued investment income                                0.9            11.4           ( 4.0)
  Increase in premiums due and other receivables                                 23.3           (23.7)          (30.0)
  (Increase) decrease in policy loans                                           (21.8)          177.4           (70.3)
  Increase in deferred policy acquisition costs                                (153.3)         (132.8)         (155.8)
  Decrease in reinsurance loan to affiliate                                        --           397.2           231.1
  Net increase in universal life account balances                                55.7           122.9           157.1
  Decrease in other insurance reserve liabilities                               (28.6)          (41.8)         (120.3)
  Decrease in other liabilities and other assets                                (53.9)          (53.6)          (74.0)
  (Decrease) increase in income taxes                                          (259.8)          106.4           (25.8)
                                                                           ----------      ----------      ----------
Net cash (used for) provided by operating activities                           (261.3)          756.7            40.9
                                                                           ----------      ----------      ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                          5,890.1         6,790.2         5,311.4
  Equity securities                                                             111.2           150.1           103.1
  Mortgage loans                                                                  6.1             0.3             0.2
  Life Business                                                                    --           966.5              --
 Investment maturities and collections of:
  Debt securities available for sale                                          1,216.5         1,296.3         1,212.7
  Short-term investments                                                         80.6           135.3           108.4
 Cost of investment purchases in:
  Debt securities available for sale                                         (7,099.7)       (6,706.4)       (6,734.8)
  Equity securities                                                             (13.0)         (125.7)         (113.3)
  Short-term investments                                                       (106.0)          (83.9)         (167.1)
 Increase in property and equipment                                               5.7             9.0            10.0
 Other, net                                                                       3.7        (2,725.9)             --
                                                                           ----------      ----------      ----------
Net cash provided by (used for) investing activities                             95.2          (294.2)         (269.4)
                                                                           ----------      ----------      ----------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts                      2,040.2         1,571.1         1,621.2
 Withdrawals of investment contracts                                         (1,680.8)       (1,393.1)       (1,256.3)
 Capital contribution to Separate Account                                          --              --           (25.0)
 Return of capital from Separate Account                                           --             1.7            12.3
Capital contribution from HOLDCO                                                   --             9.3            (5.0)
Dividends paid to shareholder                                                  (255.0)         (570.0)          (34.3)
Other, net                                                                      126.7           (34.3)           26.4
                                                                           ----------      ----------      ----------
Net cash provided by (used for) financing activities                            231.1          (415.3)          339.3
                                                                           ----------      ----------      ----------
Net increase in cash and cash equivalents                                        65.0            47.2           110.8
Cash and cash equivalents, beginning of year                                    628.3           581.1           470.3
                                                                           ----------      ----------      ----------
Cash and cash equivalents, end of year                                     $    693.3      $    628.3      $    581.1
                                                                           ==========      ==========      ==========
Supplemental cash flow information:
Income taxes paid, net                                                     $    316.5      $     60.5      $    130.3
                                                                           ==========      ==========      ==========

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to note 3).


Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.


Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other Aetna products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.


Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.


Principles of Consolidation


The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA") and Aetna Investment Adviser Holding Company, Inc. ("IA Holdco"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc. whose ultimate parent is Aetna Inc. ("Aetna"). On July 1, 1999, HOLDCO contributed IA Holdco to the Company (refer to note 2).


The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. The contribution of IA Holdco to the Company was accounted for in a manner similar to that of a pooling-of-interests and accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of IA Holdco. Certain reclassifications have been made to 1998 and 1997 financial information to conform to the 1999 presentation.

New Accounting Standards


Accounting by Insurance and Other Enterprises for Insurance-Related Assesments


As of January 1, 1999, the Company adopted Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. The adoption of this standard did not have a material effect on the Company's financial position or results of operations, as the Company had previously accounted for guaranty-fund and other insurance-related assessments in a manner consistent with this standard.


Future Application of Accounting Standards


Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk


In October 1998, the AICPA issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000. The Company does not expect the adoption of this standard to have a material effect on its financial position and results of operations.


Accounting for Derivative Instruments and Hedging Activities


In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact of FAS No. 133 on the Company's financial statements will vary based on certain factors including future interpretative guidance from the FASB, the extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. The Company is evaluating the impact of adoption of this standard and currently does not believe that it will have a material effect on its financial position and results of operations.


Use of Estimates


The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.


Cash and Cash Equivalents


Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.


Investments


Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.


Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience- rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholder's funds left with the Company.


Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholders' equity, net of related income taxes. Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.


Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.


The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1999 and 1998, the Company loaned securities (which are reflected as invested assets) with a fair value of approximately $232.5 million and $277.3 million, respectively.


The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.


Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.


The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to note 5.)


Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.


Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.


On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.


Deferred Policy Acquisition Costs


Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)


Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification. Unamortized deferred policy acquisition costs related to deferred annuity products were approximately $1.0 billion and $893 million as of December 31, 1999 and 1998, respectively.


Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.


Insurance Reserve Liabilities


Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.


Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 1.50% to 11.25% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.


Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.


Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 1.50% to 11.25% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.


Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.


Revenue Recognition


For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.


Separate Accounts


Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.


Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.


Separate Accounts assets are carried at fair value. At December 31, 1999 and 1998 , unrealized losses of $8.0 million and unrealized gains of $10.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.70% to 12.00% in 1999 and 3.00 to 8.10% in 1998.


Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.


Reinsurance


The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 1999 and 1998, $2,989 million and $2,946 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the domestic life insurance business. (Refer to note 3)

Income Taxes


The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


2. Contribution of IA Holdco from HOLDCO


On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, provides distribution services for certain Aetna mutual funds and other Aetna products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.


3. Discontinued Operations-Individual Life Insurance


On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain is recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.2 million (after tax) of the deferred gain was recognized during 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999. The remaining deferred gain will be recognized over approximately 14 years. The unamortized portion of the deferred gain is presented in other liabilities on the Consolidated Balance Sheets.


The operating results of the domestic individual life insurance business are presented as Discontinued Operations. All prior year income statement data has been restated to reflect the presentation as Discontinued Operations. Revenues for the individual life segment were $652.2 million and $620.4 million for 1998 and 1997. Premiums ceded and reinsurance recoveries made in 1999 totaled $476.5 million and $513.4 million, respectively, and in 1998 totaled $153.4 million and $70.5 million, respectively.

4. Investments

Debt securities available for sale as of December 31 were as follows:



                                                                           Gross          Gross
                                                         Amortized      Unrealized     Unrealized         Fair
1999 (Millions)                                             Cost           Gains         Losses          Value
----------------------------------------------------------------------------------------------------------------
 U.S. government and government agencies
  and authorities                                       $  1,087.2       $   4.6        $  22.1       $  1,069.7

 States, municipalities and political subdivisions             0.3            --             --              0.3

 U.S. corporate securities:
   Utilities                                                 514.5           5.6           12.7            507.4
   Financial                                               1,869.8           8.2           44.7          1,833.3
   Transportation/capital goods                              623.4            .9           39.0            585.3
   Health care/consumer products                           1,138.7           9.3           51.3          1,096.7
   Natural resources                                         424.6           1.3           15.4            410.5
   Other corporate securities                                214.0           1.0           14.9            200.1
----------------------------------------------------------------------------------------------------------------
  Total U.S. corporate securities                          4,785.0          26.3          178.0          4,633.3
----------------------------------------------------------------------------------------------------------------

 Foreign securities:
   Government, including political subdivisions              364.6          17.1           11.9            369.8
   Utilities                                                 196.4           7.3             .4            203.3
   Other                                                     748.2           8.9           34.3            722.8
----------------------------------------------------------------------------------------------------------------
  Total foreign securities                                 1,309.2          33.3           46.6          1,295.9
----------------------------------------------------------------------------------------------------------------

 Residential mortgage-backed securities:
   Pass-throughs                                           1,055.9          19.8           17.6          1,058.1
   Collateralized mortgage obligations                     1,683.1          25.1           37.7          1,670.5
----------------------------------------------------------------------------------------------------------------
 Total residential mortgage-backed securities              2,739.0          44.9           55.3          2,728.6
----------------------------------------------------------------------------------------------------------------

 Commercial/Multifamily mortgage-backed
  securities                                               1,031.5           3.4           48.7            986.2

 Other asset-backed securities                               705.7           0.3            9.9            696.1
----------------------------------------------------------------------------------------------------------------

 Total debt securities                                  $ 11,657.9       $ 112.8        $ 360.6       $ 11,410.1
================================================================================================================

Debt securities available for sale as of December 31 were as follows:



                                                                           Gross          Gross
                                                         Amortized      Unrealized     Unrealized        Fair
1998 (Millions)                                             Cost           Gains         Losses          Value
----------------------------------------------------------------------------------------------------------------

 U.S. government and government agencies
  and authorities                                       $    718.9       $   60.4       $   0.2      $    779.1

 States, municipalities and political subdivisions             0.3             --            --             0.3

 U.S. corporate securities:
   Utilities                                                 615.2           29.8           4.1           640.9
   Financial                                               2,260.2           94.6           5.6         2,349.2
   Transportation/capital goods                              580.8           33.0           1.1           612.7
   Healthcare/consumer products                            1,328.2           69.8           4.8         1,393.2
   Natural resources                                         254.5            6.9           2.3           259.1
   Other corporate securities                                261.7            5.8           7.4           260.1
----------------------------------------------------------------------------------------------------------------
  Total U.S. corporate securities                          5,300.6          239.9          25.3         5,515.2
----------------------------------------------------------------------------------------------------------------

 Foreign securities:
   Government, including political subdivisions              507.6           30.4          32.9           505.1
   Utilities                                                 147.0           32.4            --           179.4
   Other                                                     511.2           14.9           1.8           524.3
----------------------------------------------------------------------------------------------------------------
  Total foreign securities                                 1,165.8           77.7          34.7         1,208.8
----------------------------------------------------------------------------------------------------------------

 Residential mortgage-backed securities:
   Pass-throughs                                             671.9           38.4           2.9           707.4
   Collateralized mortgage obligations                     1,879.6          119.7          10.4         1,988.9
----------------------------------------------------------------------------------------------------------------
  Total residential mortgage-backed securities             2,551.5          158.1          13.3         2,696.3
----------------------------------------------------------------------------------------------------------------

 Commercial/Multifamily mortgage-backed
  securities                                               1,114.9           30.9           9.8         1,136.0

 Other asset-backed securities                               719.3           13.8           0.6           732.5
----------------------------------------------------------------------------------------------------------------

 Total debt securities                                  $ 11,571.3       $  580.8       $  83.9      $ 12,068.2
================================================================================================================

At December 31, 1999 and 1998, net unrealized (depreciation) appreciation of $(247.8) million and $496.9 million, respectively, on available-for-sale debt securities included $(189.7) million and $355.8 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.


The amortized cost and fair value of debt securities for the year ended December 31, 1999 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.



                                                 Amortized         Fair
 (Millions)                                         Cost           Value
-------------------------------------------------------------------------
      Due to mature:
        One year or less                        $    266.4     $    266.5
        After one year through five years          2,838.4        2,798.7
        After five years through ten years         1,718.0        1,674.6
        After ten years                            2,351.4        2,250.1
        Mortgage-backed securities                 3,776.5        3,722.3
        Other asset-backed securities                707.2          697.9
-------------------------------------------------------------------------
        Total                                   $ 11,657.9     $ 11,410.1
=========================================================================

At December 31, 1999 and 1998, debt securities carried at fair value of $8.7 million and $8.8 million, respectively, were on deposit as required by regulatory authorities.


The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1999.


Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:


                                                       1999                            1998
                                           -----------------------------   --------------------------
                                             Amortized          Fair         Amortized          Fair
(Millions)                                      Cost           Value            Cost           Value
-----------------------------------------------------------------------------------------------------
 Total residential CMOs (1)                $ 1,683.1        $ 1,670.5      $ 1,879.6        $ 1,988.9
=====================================================================================================
 Percentage of total:
  Supporting experience rated products                           80.7%                           81.7%
  Supporting remaining products                                  19.3%                           18.3%
-----------------------------------------------------------------------------------------------------
                                                                100.0%                          100.0%
=====================================================================================================

(1) At December 31, 1999 and 1998, approximately 81% and 66%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1999 and 1998, approximately 1% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).


Investments in equity securities available for sale as of December 31 were as follows:



(Millions)                       1999          1998
----------------------------------------------------
 Amortized Cost               $  204.9      $  300.4
 Gross unrealized gains           12.5          13.1
 Gross unrealized losses          10.9           8.1
----------------------------------------------------
 Fair Value                   $  206.5      $  305.4
====================================================

5. Financial Instruments


Estimated Fair Value


The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1999 and 1998 were as follows:


                                                 1999                        1998
                                      --------------------------   ----------------------
                                        Carrying         Fair        Carrying        Fair
(Millions)                                Value         Value          Value         Value
------------------------------------------------------------------------------------------
 Assets:
  Mortgage loans                       $     6.7      $    6.8      $    12.7     $   12.3
 Liabilities:
  Investment contract liabilities:
   With a fixed maturity                 1,055.3         991.0        1,063.9       984.3
   Without a fixed maturity             10,066.4       9,452.8       10,241.7     9,686.2
------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:


Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.


Investment contract liabilities (included in Policyholders' funds left with the Company):


With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.


Off-Balance-Sheet and Other Financial Instruments


Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.


Futures Contracts:


Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures as of December 31, 1999.


Warrants:


Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities as of December 31, 1999 were both $6.5 million. The carrying values and estimated fair values as of December 31, 1998 were both $1.5 million.


Options:


During 1999, the Company earned $0.4 million of investment income for writing call options on underlying securities. The Company did not write any call options in 1998. As of December 31, 1999 and 1998, there were no option contracts outstanding.

Debt Instruments with Derivative Characteristics:


The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1999 was as follows:



                                                       Amortized          Fair
(Millions)                                                Cost           Value
--------------------------------------------------------------------------------
 Residential collateralized mortgage obligations      $  1,683.1      $  1,670.5
  Principal-only strips (included above)                     9.2             9.7
  Interest-only strips (included above)                     10.7            14.6
 Other structured securities with derivative
  characteristics (1)                                       81.7            67.2
--------------------------------------------------------------------------------

 (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.


6. Net Investment Income


Sources of net investment income were as follows:


 (Millions)                                    1999          1998          1997
--------------------------------------------------------------------------------
 Debt securities                            $  823.3      $  798.8      $  814.6
 Nonredeemable preferred stock                  17.1          18.4          12.9
 Investment in affiliated mutual funds           2.4           6.6           3.8
 Mortgage loans                                  1.1           0.6           0.3
 Policy loans                                    7.7           7.2           5.7
 Reinsurance loan to affiliate                    --           2.3           5.5
 Cash equivalents                               39.0          46.1          40.2
 Other                                          15.3          13.2          16.1
--------------------------------------------------------------------------------
 Gross investment income                       905.9         893.2         899.1
 Less: investment expenses                     (19.6)        (21.4)        (17.4)
--------------------------------------------------------------------------------
 Net investment income                      $  886.3      $  871.8      $  881.7
================================================================================

Net investment income includes amounts allocable to experience rated contractholders of $659.6 million, $655.6 million and $673.8 million for the years ended December 31, 1999, 1998 and 1997, respectively. Interest credited to contractholders is included in current and future benefits.

7. Dividend Restrictions and Shareholder's Equity

The Company paid $255.0 million, $570.0 million and $34.3 million in cash dividends to HOLDCO in 1999,1998 and 1997, respectively. Of the $255.0 million paid in 1999, $206 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.


The Department recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $133.9 million, $148.1 million and $80.5 million for the years ended December 31, 1999, 1998 and 1997, respectively. Statutory capital and surplus was $845.2 million and $773.0 million as of December 31, 1999 and 1998, respectively.


As of December 31, 1999, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.


8. Capital Gains and Losses on Investment Operations


Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.


Net realized capital (losses) gains on investments were as follows:



 (Millions)                                        1999         1998         1997
----------------------------------------------------------------------------------
 Debt securities                                 $ (23.6)     $  7.4      $   21.1
 Equity securities                                   2.1         3.0           8.6
----------------------------------------------------------------------------------
 Pretax realized capital (losses) gains          $ (21.5)     $ 10.4      $   29.7
==================================================================================
 After-tax realized capital (losses) gains       $ (14.0)     $  7.3      $   19.2
==================================================================================

Net realized capital (losses) gains of $(36.7) million, $15.0 million and $83.7 million for 1999, 1998 and 1997, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $68.5 million and $118.6 million at December 31, 1999 and 1998, respectively.

Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:



(Millions)                  1999            1998            1997
------------------------------------------------------------------
 Proceeds on sales      $  5,890.1      $  6,790.2      $  5,311.3
 Gross gains                  10.5            98.8            23.8
 Gross losses                 34.1            91.4             2.7
------------------------------------------------------------------

Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities, excluding those related to experience-rated contractholders) were as follows:



(Millions)                                           1999          1998         1997
-------------------------------------------------------------------------------------
 Debt securities                                   $ (199.2)     $  18.9      $  44.3
 Equity securities                                     (3.4)       (16.1)         5.6
 Other                                                (27.6)        15.4           --
-------------------------------------------------------------------------------------
   Subtotal                                          (230.2)        18.2         49.9
 (Decrease) increase in deferred income taxes
   (Refer to note 9)                                  (80.6)         6.3         17.5
-------------------------------------------------------------------------------------
 Net changes in accumulated other
   comprehensive (loss) income                     $ (149.6)     $  11.9      $  32.4
=====================================================================================

Net unrealized capital (losses) gains allocable to experience-rated contracts of $(189.7) and $355.8 million at December 31, 1999 and December 31, 1998 respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity.

Shareholder's equity included the following accumulated other comprehensive
(loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:



(Millions)                                        1999          1998          1997
-----------------------------------------------------------------------------------
 Debt securities:
  Gross unrealized capital gains                $  18.6      $  157.3      $  140.6
  Gross unrealized capital losses                 (76.7)        (16.2)        (18.4)
-----------------------------------------------------------------------------------
                                                  (58.1)        141.1         122.2
-----------------------------------------------------------------------------------
 Equity securities:
  Gross unrealized capital gains                   12.5          13.1          21.2
  Gross unrealized capital losses                 (10.9)         (8.1)         (0.1)
-----------------------------------------------------------------------------------
                                                    1.6           5.0          21.1
-----------------------------------------------------------------------------------
 Other:
  Gross unrealized capital gains                    1.3          17.1            --
  Gross unrealized capital losses                 (13.7)         (1.8)           --
-----------------------------------------------------------------------------------
                                                  (12.4)         15.3            --
-----------------------------------------------------------------------------------
 Deferred income taxes (Refer to note 9)          (24.1)         56.6          50.4
-----------------------------------------------------------------------------------
 Net accumulated other comprehensive (loss)
   income                                       $ (44.8)     $  104.8      $   92.9
===================================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:



(Millions)                                              1999          1998         1997
----------------------------------------------------------------------------------------
 Unrealized holding (losses) gains arising
   during the year (1)                                $ (146.3)     $  38.3      $  99.2
 Less: reclassification adjustment for gains and
   other items included in net income (2)                  3.3         26.4         66.8
========================================================================================
 Net unrealized (losses) gains on securities          $ (149.6)     $  11.9      $  32.4
========================================================================================

 (1) Pretax unrealized holding (losses) gains arising during the year were $(225.2) million, $58.8 million and $152.7 million for 1999, 1998 and 1997, respectively.
 (2) Pretax reclassification adjustments for gains and other items included in net income were $5.0 million, $40.6 million and $102.8 million for 1999, 1998 and 1997, respectively.

9. Income Taxes

The Company is included in the consolidated federal income tax return, the combined New York return, and Illinois unitary state income tax return of Aetna. Aetna allocates to each member, as permitted under a tax sharing arrangement, an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes in the consolidated federal income tax return.


Income taxes from continuing operations consist of the following:



(Millions)                                   1999          1998         1997
-----------------------------------------------------------------------------
 Current taxes (benefits):
  Federal                                  $  63.8      $  257.4      $  40.0
  State                                        2.5           3.0          3.3
  Net realized capital (losses) gains        (20.1)         16.8         39.1
-----------------------------------------------------------------------------
                                              46.2         277.2         82.4
-----------------------------------------------------------------------------
 Deferred taxes (benefits):
  Federal                                     31.3        (196.7)        14.3
  Net realized capital gains (losses)         12.6         (13.9)       (28.3)
-----------------------------------------------------------------------------
                                              43.9        (210.6)       (14.0)
-----------------------------------------------------------------------------
   Total                                   $  90.1      $   66.6      $  68.4
=============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:



(Millions)                                         1999          1998          1997
------------------------------------------------------------------------------------
 Income from continuing operations before
   income taxes                                 $ 271.3       $ 238.7       $ 236.3
 Tax rate                                          35%           35%           35%
------------------------------------------------------------------------------------
 Application of the tax rate                       95.0          83.5          82.7
 Tax effect of:
  State income tax, net of federal benefit          1.6           2.0           2.1
  Excludable dividends                             (6.1)        (17.1)        (15.6)
  Other, net                                       (0.4)         (1.8)         (0.8)
------------------------------------------------------------------------------------
   Income taxes                                 $  90.1       $  66.6       $  68.4
=====================================================================================

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:



(Millions)                                                          1999          1998
---------------------------------------------------------------------------------------
 Deferred tax assets:
  Insurance reserves                                             $  323.1      $  324.1
  Unrealized gains allocable to experience rated contracts             --         124.5
  Net unrealized capital losses                                      90.5            --
  Investment losses                                                   1.3            --
  Postretirement benefits other than pensions                        24.8          27.6
  Deferred compensation                                              42.5          37.3
  Sale of individual life                                            44.9          48.9
  Other                                                              20.2          20.4
---------------------------------------------------------------------------------------
 Total gross assets                                                 547.3         582.8
---------------------------------------------------------------------------------------

 Deferred tax liabilities:
  Deferred policy acquisition costs                                 324.0         282.9
  Market discount                                                     6.5           4.5
  Net unrealized capital gains                                         --         181.1
  Unrealized losses allocable to experience rated contracts          66.4            --
---------------------------------------------------------------------------------------
 Total gross liabilities                                            396.9         468.5
---------------------------------------------------------------------------------------
 Net deferred tax asset                                          $  150.4      $  114.3
=======================================================================================

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.


Management believes that it is more likely than not that the Company will realize the benefit of the net deferred tax asset. The Company expects sufficient taxable income in the future to realize the net deferred tax asset because of the Company's long-term history of having taxable income, which is projected to continue.


The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1999. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.


The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

10. Benefit Plans

Aetna has noncontributory defined benefit pension plans covering substantially all employees. Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (September 30), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $6.6 million and $3.0 million for the years ended December 31, 1999 and 1997, respectively. There were no charges in 1998 due to favorable plan asset performance.


Effective January 1, 1999, the Company, in conjunction with Aetna, changed the formula from the previous final average pay formula to a cash balance formula, which will credit employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula did not have a material effect on the Company's results of operations, liquidity or financial condition.


In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. The company provides subsidized benefits to employees whose sum of age and service is at least equal to 65. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. The costs to the Company associated with the Aetna postretirement plans for 1999, 1998 and 1997 were $2.1 million, $1.0 million and $2.4 million, respectively.


The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (September 30), accumulated benefit obligations exceeded fair value of plan assets.


The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1999, 1998 and 1997 were $2.1 million, $1.4 million and $0.6 million, respectively.


Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $7.7 million, $5.3 million and $5.0 million in 1999, 1998 and 1997, respectively.


Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Executive, middle management and non-management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may, from time to time, be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1999, 1998 and 1997, were $0.4 million, $4.2 million and $2.9 million, respectively.


11. Related Party Transactions


Investment Advisory and Other Fees


The Company serves as investment advisor to the Aetna managed mutual funds and variable funds (collectively, the Funds). Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranged, depending on the fund, from 0.25% to 0.95% of their average daily net assets. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis is, depending on the product, up to 2.15% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $424.2 million, $349.0 million and $271.2 million in 1999, 1998 and 1997, respectively.


Reinsurance Transactions


Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), an affiliate company, in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business was sold to Lincoln. (Refer to note 3).


The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $17.9 million, $336.3 million and $176.7 million and current and future benefits of $8.6 million, $341.1 million and $183.9 million, were assumed in 1999, 1998 and 1997, respectively. Investment income of $17.0 million and $37.5 million was generated from a reinsurance loan to affiliate for the years ended December 31, 1998 and 1997, respectively.


Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. Premium amounts related to this agreement were $2.0 million and $5.9 million for 1998 and 1997, respectively. This agreement was terminated effective October 1, 1998.


Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.


On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $115.3 million and $87.8 million were maintained for this contract as of December 31, 1999 and 1998, respectively.


Capital Transactions


The Company received no capital contributions in 1999. In 1998, the Company received a capital contribution of $9.3 million in cash from HOLDCO. In 1997, the Company returned capital of $5.0 million to HOLDCO.


Refer to note 7 for dividends paid to HOLDCO.


Other


Premiums due and other receivables include $10.5 million and $1.6 million due from affiliates in 1999 and 1998, respectively. Other liabilities include $1.9 million and $2.2 million due to affiliates for 1999 and 1998, respectively.


Aetna transferred to the Company $0.8 million, $1.7 million and $3.8 million based on its decision not to settle state tax liabilities for the years 1999, 1998 and 1997, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.


Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.


12. Reinsurance


On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to note 3)

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.


The following table includes premium amounts ceded/assumed as discussed in note 11.



                                                    Ceded to       Assumed
                                       Direct        Other       from Other        Net
(Millions)                             Amount      Companies      Companies      Amount
---------------------------------------------------------------------------------------

  1999
  ----
 Premiums:
  Discontinued Operations            $  460.1      $  478.0       $   17.9      $    --
  Accident and Health Insurance          33.4          33.4             --           --
  Annuities                             111.5           4.9             .9        107.5
---------------------------------------------------------------------------------------
   Total earned premiums             $  605.0      $  516.3       $   18.8      $ 107.5
=======================================================================================

  1998
  ----
 Premiums:
  Discontinued Operations            $  166.8      $  165.4       $  340.6      $ 342.0
  Accident and Health Insurance          16.3          16.3             --           --
  Annuities                              80.8           2.9            1.5         79.4
---------------------------------------------------------------------------------------
   Total earned premiums             $  263.9      $  184.6       $  342.1      $ 421.4
=======================================================================================

  1997
  ----
 Premiums:
  Discontinued Operations            $   35.7      $   15.1       $  177.4      $ 198.0
  Accident and Health Insurance           5.6           5.6             --           --
  Annuities                              67.9            --            1.2         69.1
---------------------------------------------------------------------------------------
   Total earned premiums             $  109.2      $   20.7       $  178.6      $ 267.1
=======================================================================================

13. Segment Information

Summarized financial information for the Company's principal operations was as follows:



                                                    Investment
Year ended December 31,               Financial     Management     Discontinued
1999 (Millions)                     Products (1)   Services (1)   Operations (1)   Other (1)      Total
---------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                         $    551.1       $  118.3              --       $ (43.9)   $    625.5
 Net investment income                   881.5            1.5              --           3.3         886.3
---------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital losses           $  1,432.6       $  119.8              --       $ (40.6)   $  1,511.8
=========================================================================================================
 Amortization of deferred policy
  acquisition costs                 $     93.4                                      $  11.5    $    104.9
---------------------------------------------------------------------------------------------------------
 Income taxes (benefits)            $     87.0       $   16.5                       $ (13.4)   $     90.1
---------------------------------------------------------------------------------------------------------
 Operating earnings (losses) (2)    $    192.1       $   28.1              --       $  (7.5)   $    212.7
 Other item (3)                             --                             --         (17.5)        (17.5)
 Net realized capital losses,
  net of tax                             (14.0)                            --            --         (14.0)
---------------------------------------------------------------------------------------------------------
 Income (loss) from continuing
  operations                             178.1           28.1              --         (25.0)        181.2
 Discontinued operations,
  net of tax:
  Amortization of deferred
   gain on sale                             --                      $     5.7            --           5.7
---------------------------------------------------------------------------------------------------------
 Net income (loss)                  $    178.1       $   28.1       $     5.7       $ (25.0)   $    186.9
=========================================================================================================
 Segment assets                     $ 53,324.4       $   73.2       $ 2,989.0                  $ 56,386.6
---------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (4)                                --             --              --       $   5.7    $      5.7
---------------------------------------------------------------------------------------------------------
 Balance of long-lived assets               --             --              --       $  16.5    $     16.5
---------------------------------------------------------------------------------------------------------

 (1) Financial Products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Other item excluded from operating earnings represents after-tax Year 2000 costs of $17.5 million
 (4) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

                                                   Investment
Year ended December 31,              Financial     Management     Discontinued
1998 (Millions)                    Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                        $    445.6       $  96.7               --       $ (38.4)   $    503.9
 Net investment income                  865.3           1.5               --           5.0         871.8
--------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital gains           $  1,310.9       $  98.2               --       $ (33.4)   $  1,375.7
========================================================================================================
 Amortization of deferred policy
  acquisition costs                $     80.3            --               --       $  10.9    $     91.2
--------------------------------------------------------------------------------------------------------
 Income Taxes (benefits)           $     67.7       $  14.7               --       $ (15.8)   $     66.6
---------------------------------  ----------       -------               --       -------    ----------
 Operating earnings (2)            $    170.3       $  24.0               --       $  (7.1)   $    187.2
 Other item (3)                            --            --               --         (22.4)        (22.4)
 Net realized capital gains,
  net of tax                              7.3            --               --            --           7.3
--------------------------------------------------------------------------------------------------------
 Income from continuing
  operations                            177.6          24.0               --         (29.5)        172.1
 Discontinued operations,
  net of tax:
  Income from operations                   --            --        $    61.8            --          61.8
  Immediate gain on sale                   --            --             59.0            --          59.0
--------------------------------------------------------------------------------------------------------
 Net income (loss)                 $    177.6       $  24.0        $   120.8       $ (29.5)   $    292.9
========================================================================================================
 Segment assets                    $ 44,366.4       $  13.4        $ 2,946.4                  $ 47,326.2
--------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (4)                               --            --               --       $   9.0    $      9.0
--------------------------------------------------------------------------------------------------------
 Balance of long-lived assets                                                      $  14.8    $     14.8
--------------------------------------------------------------------------------------------------------

 (1) Financial products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Other item excluded from operating earnings represents after-tax Year 2000 costs of $22.4 million
 (4) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

                                                   Investment
Year ended December 31,              Financial     Management     Discontinued
1997 (Millions)                    Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                        $    371.5         $80.3               --        $(23.9)   $    427.9
 Net investment income                  876.7           1.4               --           3.6         881.7
--------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital gains           $  1,248.2         $81.7               --        $(20.3)   $  1,309.6
========================================================================================================
 Amortization of deferred policy
  acquisition costs                $     57.2            --               --        $  9.1    $     66.3
--------------------------------------------------------------------------------------------------------
 Income Taxes (benefits)           $     59.7         $11.9               --        $ (3.2)   $     68.4
--------------------------------------------------------------------------------------------------------
 Operating earnings (2)            $    134.9         $19.7               --        $ (5.9)   $    148.7
 Net realized capital gains,
  net of tax                             19.2            --               --            --          19.2
--------------------------------------------------------------------------------------------------------
 Income from continuing
  operations                            154.1         $19.7               --          (5.9)        167.9
 Discontinued operations,
  net of tax:
  Income from operations                   --            --        $    67.8            --          67.8
  Deferred gain on sale                    --            --               --            --            --
--------------------------------------------------------------------------------------------------------
 Net income (loss)                 $    154.1         $19.7        $    67.8        $ (5.9)   $    235.7
========================================================================================================
 Segment assets                    $ 36,379.5         $17.9        $ 3,792.5            --    $ 40,189.9
--------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (3)                               --            --               --        $ 10.0    $     10.0
--------------------------------------------------------------------------------------------------------
 Balance of long-lived assets                                                       $ 12.7    $     12.7
--------------------------------------------------------------------------------------------------------

 (1) Financial products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

14. Commitments and Contingent Liabilities

Commitments


Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 1999, there were no off-balance sheet commitments.


Litigation


The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

Form No. SAI.75996-00                                         ALIAC Ed. May 2000

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

    (a) Financial Statements:
        (1)    Included in Part A:
               Condensed Financial Information
        (2)    Included in Part B:
               Financial Statements of Variable Annuity Account B:
               -  Statement of Assets and Liabilities as of December 31, 1999
               -  Statement of Operations for the year ended December 31, 1999
               - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
               -  Condensed Financial Information for the year ended
                  December 31, 1999
               -  Notes to Financial Statements
               -  Independent Auditors' Report
               Financial Statements of the Depositor:
               -  Independent Auditors' Report
               - Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
               -  Consolidated Balance Sheets as of December 31, 1999 and 1998
               - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
               - Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
               -  Notes to Consolidated Financial Statements

    (b) Exhibits
        (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)
        (2)    Not applicable
        (3.1)  Broker-Dealer Agreement(2)
        (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
        (4.1)  Variable Annuity Contract (G-CDA-HF)(4)
        (4.2)  Variable Annuity Contract (IA-CDA-IA)(4)
        (4.3)  Variable Annuity Contract (G-CDA-HD)(5)
        (4.4) Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and (GSD-CDA-HO)(6)
        (4.5) Variable Annuity Contract Certificate (GDCC-HO) to Contracts GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO(7)
        (4.6)  Variable Annuity Contract (I-CDA-HD)(8)
        (4.7)  Variable Annuity Contract (ISE-CDA-HO)(7)
        (4.8)  Endorsement EGATHDF-00 to Contracts G-CDA-HD and G-CDA-HF
        (4.9) Endorsement EGATHO-00 to Contracts GLID-CDA-HO and GID-CDA-HO

        (4.10) Endorsement EGAT-GSDHO-00 to Contract GST-CDA-HO
        (4.11) Endorsement (EGET-IC(R)) to Contracts G-CDA-HF and G-CDA-HD(3) (4.12) Endorsements (EIGET-IC(R)) and (EIGF-IC) to Contracts IA-CDA-IA
               and I-CDA-HD(9)
        (4.13) Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
               GSD-CDA-HO and ISE-CDA-HO(4)
        (4.14) Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
               G-CDA-HD(10)
        (4.15) Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and
               GSD-CDA-HO(11)
        (4.16) Endorsement (EGETE-IC(R)) to Contracts GLID-CDA-HO, GID-CDA-HO
               and GSD-CDA-HO(11)
        (4.17) Endorsement (EGET(99)) to Contracts G-CDA-HF, IA-CDA-IA,
               G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, and ISE-CDA-HO(12)
        (4.18) Endorsement EGLID-ME/AC-99 TO Contract GLID-CDA-HO
        (5.1)  Variable Annuity Contract Application (300-GTD-IA)(13)
        (5.2)  Variable Annuity Contract Application (710.00.141)(14)
        (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(15)
        (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(8)
        (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(16)
        (7)    Not applicable
        (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(17)
        (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(18)
        (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
        (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(18)
        (8.5) Second Amendment dated December 31, 1999 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,

               Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(19)
        (8.6) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(20)
        (8.7) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(20)
        (8.8) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
        (8.9) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(18)
        (8.10) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 14, 1998(20)
        (8.11) Third Amendment dated May 1, 2000 to Service Agreement between
               Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 14, 1998 and February 11, 2000(20)
        (8.12) Fund Participation Agreement among Calvert Responsibly Invested
               Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(21)
        (8.13) Service Agreement between Calvert Asset Management Company, Inc.
               and Aetna Life Insurance and Annuity Company Dated December 1, 1997(21)
        (8.14) Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
               and March 1, 1996(8)
        (8.15) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
               Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
               1996(22)
        (8.16) Sixth Amendment dated November 6, 1997 to the Fund Participation
               Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996 and May 1, 1997(23)
        (8.17) Seventh Amendment dated as of May 1, 1998 to the Fund
               Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
        (8.18) Eighth Amendment dated as of December 1, 1999 to the Fund
               Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 and May 1,
               1998(19)
        (8.19) Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company, Variable Insurance Products Fund II and Fidelity Distribution Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
               and March 1, 1996(8)
        (8.20) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
               Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
               1996(21)
        (8.21) Sixth Amendment dated as of January 20, 1998 to the Fund
               Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1,

               1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(24)
        (8.22) Seventh Amendment dated as of May 1, 1998 to the Fund
               Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
               1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
        (8.23) Eight Amendment dated December 1, 1999 to the Fund Participation
               Agreement between Aetna Life Insurance and Annuity Company,
               Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996, May 1, 1997 and January 20, 1998 and May 1, 1998(19)
        (8.24) Service Agreement between Aetna Life Insurance and Annuity
               Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(25)
        (8.25) Amendment dated January 1, 1997 to Service Agreement between
               Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(22)
        (8.26) Service Contract between Fidelity Distributors Corporation and
               Aetna Life Insurance and Annuity Company dated May 2, 1997(18) (8.27) Fund Participation Agreement among Janus Aspen Series and Aetna
               Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(26)
        (8.28) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(18)
        (8.29) Second Amendment dated December 1, 1999 to Fund Participation
               Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(19)
        (8.30) Service Agreement between Janus Capital Corporation and Aetna
               Life Insurance and Annuity Company dated December 8, 1997(26) (8.31) Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended on February 11, 1991(3)
        (8.32) Fund Participation Agreement dated March 11, 1997 between Aetna
               Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(27)
        (8.33) First Amendment dated December 1, 1999 to Fund Participation
               Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(19)
        (8.34) Service Agreement effective as of March 11, 1997 between
               Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(27)
        (9)    Opinion and Consent of Counsel

        (10)   Consent of Independent Auditors
        (11)   Not applicable
        (12)   Not applicable
        (13)   Schedule for Computation of Performance Data(28)
        (14.1) Powers of Attorney(20)
        (14.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 33-75996), as filed on February 16, 2000.
8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
10. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.
11. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.
12. Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
13. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 19, 1997.
14. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75996), as filed on August 21, 1997.
15. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
16. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
17. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

18. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
19. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
20. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
21. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
23. Incorporated by Reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
24. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
25. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
26. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
27. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
28. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75996), as filed on April 16, 1998.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                Positions and Offices with Depositor
-----------------                ------------------------------------

Thomas J. McInerney              Director and President

Shaun P. Mathews                 Director and Senior Vice President

Catherine H. Smith               Director, Chief Financial Officer and
                                 Senior Vice President

Deborah Koltenuk                 Vice President, Corporate Controller, and
                                 Assistant Treasurer

Therese M. Squillacote           Vice President and Chief Compliance Officer

Kirk P. Wickman                  Senior Vice President, General Counsel and
                                 Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

    Incorporated herein by reference to Item 24 of Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 (File No. 33-41694), as filed on February 23, 2000.

Item 27. Number of Contract Owners

    As of February 29, 2000, there were 99,953 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made
pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made
(a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

    (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Life Account C of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

    (b) See Item 25 regarding the Depositor.

    (c) Compensation as of December 31, 1998:

        (1)                  (2)                  (3)              (4)              (5)

Name of              Net Underwriting      Compensation on
Principal            Discounts and         Redemption or      Brokerage
Underwriter          Commissions           Annuitization      Commissions    Compensation*
-----------          -----------           -------------      -----------    ------------

Aetna Life                                    $1,170,405                        $60,339,195
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                  Aetna Life Insurance and Annuity Company
                  151 Farmington Avenue
                  Hartford, Connecticut  06156

Item 31. Management Services

    Not applicable

Item 32. Undertakings

    Registrant hereby undertakes:

    (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

    (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

    (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

    (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75996) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 11th day of April, 2000.

                                       VARIABLE ANNUITY ACCOUNT B OF AETNA
                                       LIFE INSURANCE AND ANNUITY COMPANY
                                          (Registrant)

                                  By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                          (Depositor)

                                  By:  Thomas J. McInerney*
                                       ----------------------------------------
                                       Thomas J. McInerney
                                       President

    As required by the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                   Title                                         Date
---------                   -----                                         ----

Thomas J. McInerney*        Director and President                  )
--------------------------  (principal executive officer)           )
Thomas J. McInerney
                                                                    )
Shaun P. Mathews*            Director                               )  April
--------------------------
Shaun P. Mathews                                                    )  11, 2000
                                                                    )
Catherine H. Smith*          Director and Chief Financial Officer   )
--------------------------
Catherine H. Smith                                                  )
                                                                    )
Deborah Koltenuk*           Vice President, Corporate Controller,   )
--------------------------  and Assistant Treasurer                 )
Deborah Koltenuk

By:  /s/ Julie E. Rockmore
     --------------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.  Exhibit

99-B.4.8     Endorsement EGATHDF-00 to Contracts
             G-CDA-HD and G-CDA-HF
                                                               ------------

99-B.4.9     Endorsement EGATHO-00 to Contracts
             GLID-CDA-HO and GID-CDA-HO
                                                               ------------

99-B.4.10    Endorsement EGAT-GSDHO-00 to Contract
             GST-CDA-HO
                                                               ------------

99-B.4.18    Endorsement EGLID-ME/AC-99 to Contract
             GLID-CDA-HO
                                                               ------------

99-B.9       Opinion and Consent of Counsel
                                                               ------------

99-B.10      Consent of Independent Auditors
                                                               ------------